                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4805

                             Van Kampen Equity Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 3/31

Date of reporting period: 3/31/05

Item 1.  Reports to Shareholders.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Utility Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/05

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the S&P Utilities Index from 3/31/95 through 3/31/05. Class A shares, adjusted for sales charges. (LINE GRAPH)

                                                                  VAN KAMPEN UTILITY FUND            S&P 500 UTILITIES INDEX
                                                                  -----------------------            -----------------------
3/95                                                                        9424                              10000
                                                                            9889                              10950
                                                                           10658                              11592
12/95                                                                      11451                              12584
                                                                           11484                              12337
                                                                           11860                              12942
                                                                           11674                              12498
12/96                                                                      12704                              13299
                                                                           12412                              12843
                                                                           13426                              13583
                                                                           14178                              14198
12/97                                                                      15969                              16577
                                                                           17479                              17512
                                                                           17209                              17698
                                                                           17290                              18558
12/98                                                                      18844                              19037
                                                                           17504                              17234
                                                                           19760                              19194
                                                                           19074                              18232
12/99                                                                      21578                              17291
                                                                           24408                              18583
                                                                           24019                              19661
                                                                           27375                              26135
12/00                                                                      26029                              27178
                                                                           24057                              25199
                                                                           23189                              23755
                                                                           20130                              19508
12/01                                                                      20467                              18890
                                                                           20698                              19528
                                                                           18547                              16224
                                                                           15453                              12617
12/02                                                                      16663                              13244
                                                                           15957                              12830
                                                                           18363                              15569
                                                                           18217                              15493
12/03                                                                      19625                              16723
                                                                           20441                              17549
                                                                           20314                              17323
                                                                           21350                              18488
12/04                                                                      23574                              20740
3/05                                                                       24211                              21864

Source for index data: Lipper Inc.

                               A SHARES                B SHARES                C SHARES
                            since 7/28/93           since 7/28/93           since 8/13/93
---------------------------------------------------------------------------------------------
                                       W/MAX                   W/MAX                   W/MAX
                                       5.75%                   4.00%                   1.00%
AVERAGE ANNUAL           W/O SALES     SALES     W/O SALES     SALES     W/O SALES     SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception            8.03%       7.49%       7.61%       7.61%       7.25%       7.25%

10-year                    9.90        9.24        9.37        9.37        9.05        9.05

5-year                    -0.16       -1.34       -0.92       -1.16       -0.91       -0.91

1-year                    18.45       11.62       17.54       13.54       17.61       16.61

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MORE UP-TO-DATE INFORMATION, INCLUDING MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares six after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains.

The S&P Utilities Index is a broad-based index, generally representative of the U.S. market for utility stocks. The index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2005

Van Kampen Utility Fund is managed by the Adviser's Sector Research team.(1) Current members include Edward Gaylor, Executive Director of the Adviser.

MARKET CONDITIONS

For the twelve months ended March 31, 2005, the broad stock market provided positive but relatively modest overall returns. Although the Federal Open Market Committee raised the federal funds target rate a number of times over the 12 months, the market largely anticipated these changes and did not experience any major disruption. However, concerns did weigh on investor confidence early in the period, including apprehension about the possibility of terrorist attacks and anxiety related to the unfolding events in Iraq. Investors also worried about rising oil prices during the period, as well as the possibility of another protracted outcome to the U.S. presidential election. Several of these concerns were alleviated as oil prices fell from their highs at the end of October and the presidential election came to a quick and decisive conclusion, setting the stage for a strong equities rally in November and December. Although the successful election in Iraq and the upward revision of fourth-quarter gross domestic product numbers supported the market in early 2005, the period ended on a less-positive note as oil prices resumed their upward trend and inflation concerns began to weigh more heavily on the market.

Compared to the broader market, utility stocks performed particularly strongly for the period. All areas of the utility sector provided positive returns for the 12-month period, with natural gas stocks outperforming the electric and telecommunication sectors. The robust gains made by natural gas investments can be attributed primarily to a favorable commodity-pricing environment and to natural gas companies' selective exposure to the exploration and production (E&P) area of the energy industry. The electric utility sector was a source of strong relative and absolute performance. As interest rates remained low, dividend growth supported the momentum of electric utilities. Additionally, low-cost sources of generation--such as nuclear and coal--helped electric utilities sustain their value in a high-cost natural gas environment.

Telecommunication stock performance was mixed. Wireline operators such as the Regional Bell Operating Companies and various independent (rural) companies were hindered by the continuing regulatory and competitive uncertainty. As a result, declining market share and essentially no pricing power reinforced their lackluster appeal. In contrast, the wireless segment of the telecommunication industry remained in a growth mode. In particular, cellular operators and tower stocks showed strong year-over-year performance.

(1)Team members may change at any time without notice.
 2

PERFORMANCE ANALYSIS

The fund returned 18.45 percent for the 12 months ended March 31, 2005 (Class A shares, unadjusted for sales charge). In comparison, the fund's benchmark index, the S&P Utilities Index, returned 24.60 percent for the same period.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2005

-------------------------------------------------------
                                    S&P UTILITIES
      CLASS A   CLASS B   CLASS C       INDEX

      18.45%    17.54%    17.61%       24.60%
-------------------------------------------------------

THE PERFORMANCE FOR THE THREE SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION AND INDEX DEFINITIONS.

Although the fund's performance was considerably stronger than the broad equity market, the fund did lag the S&P Utilities Index. The major reason for this underperformance relates to differences between the fund and the index. While the index does not include telecommunications investments, the fund ended the fiscal year with approximately 13 percent of its assets in various areas of telecommunications, such as Regional Bell Operating Companies and wireless providers. Although the telecom industry did provide a positive total return for the year, its returns did not keep pace with the much stronger gains of electric utility and natural gas stocks. As noted previously, some telecommunication stocks struggled amid ongoing uncertainties associated with competition and regulatory restructuring.

The fund's adherence to a prudent risk management strategy also tempered performance relative to the benchmark during the period. At times during the fiscal year, many of the strongest performers in the market were companies undergoing restructuring, and which had below-average financials and more-speculative earnings prospects. To manage risk, the fund balanced positions in leveraged higher-risk holdings with positions in established companies with relatively strong balance sheets. As a result, the fund did not participate as fully in the strong widespread performance of the higher-risk companies.

On a more positive note, as electric utilities generated especially robust performance as a group during the reporting period, the fund's exposure to the sector proved notably beneficial. However, electric utilities were not the only bright spots for the fund; stocks from a variety of industries bolstered returns. The fund reaped solid gains from well-established companies involved in such businesses as coal production, energy trading and marketing, oil and gas exploration and selected areas of telecommunications.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the fund in the future.

TOP 10 HOLDINGS AS OF 3/31/05
Exelon Corp.                                                      3.6%
FPL Group, Inc.                                                   3.4
Edison International, Inc.                                        3.3
Entergy Corp.                                                     3.3
Constellation Energy Group, Inc.                                  3.1
Peabody Energy Corp.                                              3.1
TXU Corp.                                                         3.1
Ameren Corp.                                                      2.9
PPL Corp.                                                         2.8
Southern Co.                                                      2.8

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/05
Electric Utilities                                               50.0%
Gas Utilities                                                    16.1
Multi-Utilities & Unregulated Power                              13.2
Integrated Telecommunication Services                            10.9
Diversified Metals & Mining                                       3.1
Broadcasting & Cable TV                                           1.3
Communications Equipment                                          1.1
Wireless Telecommunication Services                               1.0
Media-Cable                                                       0.6
                                                                -----
Total Long-Term Investments                                      97.3
Short-Term Investments                                            3.2
Liabilities in Excess of Other Assets                            -0.5
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Holdings are as a percentage of long-term investments. Industry allocations are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/04 - 3/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/04          3/31/05       10/1/04-3/31/05
Class A
  Actual.....................................    $1,000.00        $1,134.02          $ 6.70
  Hypothetical...............................     1,000.00         1,018.63            6.34
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,129.55           10.72
  Hypothetical...............................     1,000.00         1,014.83           10.15
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,129.55           10.72
  Hypothetical...............................     1,000.00         1,014.83           10.15
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.26%, 2.02%, and 2.02% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN UTILITY FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  91.4%
BROADCASTING & CABLE TV  1.3%
Comcast Corp., Class A (a)..................................    65,000    $  2,195,700
                                                                          ------------

COMMUNICATIONS EQUIPMENT  1.1%
Crown Castle International Corp. (a)........................   115,000       1,846,900
                                                                          ------------

DIVERSIFIED METALS & MINING  3.1%
Peabody Energy Corp. .......................................   110,000       5,099,600
                                                                          ------------

ELECTRIC UTILITIES  45.8%
Ameren Corp. ...............................................   100,000       4,901,000
Cinergy Corp. ..............................................    60,000       2,431,200
Consolidated Edison, Inc. ..................................    81,600       3,441,888
DPL, Inc. ..................................................   135,000       3,375,000
DTE Energy Co. .............................................    95,100       4,325,148
Edison International, Inc. .................................   160,000       5,555,200
Entergy Corp. ..............................................    77,000       5,440,820
Exelon Corp. ...............................................   130,000       5,965,700
FirstEnergy Corp. ..........................................    90,872       3,812,080
FPL Group, Inc. ............................................   141,116       5,665,807
NSTAR.......................................................    84,600       4,593,780
PG&E Corp. .................................................    75,000       2,557,500
Pinnacle West Capital Corp. ................................    84,000       3,570,840
PNM Resources, Inc. ........................................   145,600       3,884,608
PPL Corp. ..................................................    86,921       4,692,865
Progress Energy, Inc. ......................................    55,000       2,307,250
Southern Co. ...............................................   146,600       4,666,278
TXU Corp. ..................................................    65,000       5,175,950
                                                                          ------------
                                                                            76,362,914
                                                                          ------------
GAS UTILITIES  16.1%
AGL Resources, Inc. ........................................   120,000       4,191,600
Energen Corp. ..............................................    65,000       4,329,000
Equitable Resources, Inc. ..................................    55,000       3,159,200
KeySpan Corp. ..............................................    95,200       3,709,944
MDU Resources Group, Inc. ..................................    80,000       2,209,600
National Fuel Gas Co. ......................................    89,000       2,544,510
NiSource, Inc. .............................................   153,596       3,500,453
Questar Corp. ..............................................    55,000       3,258,750
                                                                          ------------
                                                                            26,903,057
                                                                          ------------

 8                                             See Notes to Financial Statements

VAN KAMPEN UTILITY FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES  10.9%
ALLTEL Corp. ...............................................    42,300    $  2,320,155
BellSouth Corp. ............................................   116,800       3,070,672
SBC Communications, Inc. ...................................   113,400       2,686,446
Sprint Corp. ...............................................   180,000       4,095,000
Telefonos de Mexico SA de CV--ADR (Mexico)..................    65,000       2,244,450
Valor Communications Group, Inc. (a)........................    75,000       1,085,250
Verizon Communications, Inc. ...............................    75,000       2,662,500
                                                                          ------------
                                                                            18,164,473
                                                                          ------------
MULTI-UTILITIES & UNREGULATED POWER  12.1%
Avista Corp. ...............................................   125,000       2,187,500
Constellation Energy Group, Inc. ...........................    99,700       5,154,490
Dominion Resources, Inc. ...................................    30,000       2,232,900
Public Service Enterprise Group, Inc. ......................    70,000       3,807,300
Westar Energy, Inc. ........................................    65,000       1,406,600
Williams Cos., Inc. ........................................   188,500       3,545,685
Wisconsin Energy Corp. .....................................    50,000       1,775,000
                                                                          ------------
                                                                            20,109,475
                                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES  1.0%
Nextel Communications, Inc., Class A (a)....................    60,000       1,705,200
                                                                          ------------

TOTAL COMMON STOCKS  91.4%.............................................    152,387,319
                                                                          ------------

CONVERTIBLE PREFERRED STOCKS  4.2%
ELECTRIC UTILITIES  3.1%
American Electric Power, Inc., 9.250%
  (Convertible into 38,711 common shares)...................    38,000       1,618,800
Dominion Resources, Inc., 8.750%
  (Convertible into 24,592 common shares)...................    40,000       2,243,200
FPL Group, Inc., 8.000%
  (Convertible into 29,448 common shares)...................    20,000       1,240,200
                                                                          ------------
                                                                             5,102,200
                                                                          ------------
MULTI-UTILITIES & UNREGULATED POWER  1.1%
Williams Cos, Inc., 144A--Private Placement, 5.500%
  (Convertible into 91,355 common shares) (b)...............    19,900       1,810,900
                                                                          ------------

TOTAL CONVERTIBLE PREFERRED STOCKS.....................................      6,913,100
                                                                          ------------

See Notes to Financial Statements                                              9

VAN KAMPEN UTILITY FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          CORPORATE BOND  0.6%
          MEDIA-CABLE  0.6%
$1,000    Cox Communications, Inc. ....................... 6.875%   06/15/05   $  1,005,802
                                                                               ------------

          CONVERTIBLE CORPORATE OBLIGATION  1.1%
          ELECTRIC UTILITIES  1.1%
 1,300    Reliant Energy, Inc., 144A--Private Placement
          (Convertible into 136,254 common shares) (b).... 5.000... 08/15/10      1,818,375
                                                                               ------------

TOTAL LONG-TERM INVESTMENTS  97.3%
  (Cost $119,664,711).......................................................    162,124,596
REPURCHASE AGREEMENT  3.2%
UBS Securities LLC ($5,355,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.53%, dated
03/31/05, to be sold on 04/01/05 at $5,355,376)
  (Cost $5,355,000).........................................................      5,355,000
                                                                               ------------

TOTAL INVESTMENTS  100.5%
  (Cost $125,019,711).......................................................    167,479,596
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.5%)...............................       (750,714)
                                                                               ------------

NET ASSETS  100.0%..........................................................   $166,728,882
                                                                               ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR--American Depositary Receipt

 10                                            See Notes to Financial Statements

VAN KAMPEN UTILITY FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2005

ASSETS:
Total Investments (Cost $125,019,711).......................  $167,479,596
Cash........................................................         3,833
Receivables:
  Investments Sold..........................................       644,052
  Dividends.................................................       299,366
  Fund Shares Sold..........................................       219,289
  Interest..................................................        28,925
Other.......................................................       134,822
                                                              ------------
    Total Assets............................................   168,809,883
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     1,297,148
  Fund Shares Repurchased...................................       262,610
  Distributor and Affiliates................................       148,938
  Investment Advisory Fee...................................        92,346
Trustees' Deferred Compensation and Retirement Plans........       187,391
Accrued Expenses............................................        92,568
                                                              ------------
    Total Liabilities.......................................     2,081,001
                                                              ------------
NET ASSETS..................................................  $166,728,882
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $177,660,002
Net Unrealized Appreciation.................................    42,459,885
Accumulated Undistributed Net Investment Income.............     3,107,287
Accumulated Net Realized Loss...............................   (56,498,292)
                                                              ------------
NET ASSETS..................................................  $166,728,882
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $109,516,700 and 6,387,379 shares of
    beneficial interest issued and outstanding).............  $      17.15
    Maximum sales charge (5.75%* of offering price).........          1.05
                                                              ------------
    Maximum offering price to public........................  $      18.20
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $42,847,336 and 2,501,214 shares of
    beneficial interest issued and outstanding).............  $      17.13
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $14,364,846 and 838,651 shares of
    beneficial interest issued and outstanding).............  $      17.13
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             11

VAN KAMPEN UTILITY FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2005

INVESTMENT INCOME:
Dividends...................................................  $ 6,160,314
Interest....................................................      373,298
                                                              -----------
    Total Income............................................    6,533,612
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,011,204
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $250,446, $411,915 and $137,842,
  respectively).............................................      800,203
Shareholder Services........................................      358,038
Legal.......................................................       45,598
Trustees' Fees and Related Expenses.........................       23,817
Custody.....................................................       19,519
Other.......................................................      202,571
                                                              -----------
    Total Expenses..........................................    2,460,950
    Less Credits Earned on Cash Balances....................        2,076
                                                              -----------
    Net Expenses............................................    2,458,874
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 4,074,738
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 8,067,426
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   28,535,008
  End of the Period.........................................   42,459,885
                                                              -----------
Net Unrealized Appreciation During the Period...............   13,924,877
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $21,992,303
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $26,067,041
                                                              ===========

 12                                            See Notes to Financial Statements

VAN KAMPEN UTILITY FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                 FOR THE          FOR THE
                                                                YEAR ENDED       YEAR ENDED
                                                              MARCH 31, 2005   MARCH 31, 2004
                                                              -------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................   $  4,074,738     $  4,791,261
Net Realized Gain/Loss......................................      8,067,426       (2,882,315)
Net Unrealized Appreciation During the Period...............     13,924,877       34,454,998
                                                               ------------     ------------
Change in Net Assets from Operations........................     26,067,041       36,363,944
                                                               ------------     ------------

Distributions from Net Investment Income:
  Class A Shares............................................     (3,839,071)      (3,107,739)
  Class B Shares............................................     (1,266,946)      (1,010,949)
  Class C Shares............................................       (423,527)        (322,571)
                                                               ------------     ------------
Total Distributions.........................................     (5,529,544)      (4,441,259)
                                                               ------------     ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........     20,537,497       31,922,685
                                                               ------------     ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................     24,111,305       17,826,643
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................      4,755,831        3,819,126
Cost of Shares Repurchased..................................    (37,862,255)     (36,617,495)
                                                               ------------     ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........     (8,995,119)     (14,971,726)
                                                               ------------     ------------
TOTAL INCREASE IN NET ASSETS................................     11,542,378       16,950,959
NET ASSETS:
Beginning of the Period.....................................    155,186,504      138,235,545
                                                               ------------     ------------
End of the Period (Including accumulated undistributed net
  investment income of $3,107,287 and $3,093,356,
  respectively).............................................   $166,728,882     $155,186,504
                                                               ============     ============

See Notes to Financial Statements                                             13

VAN KAMPEN UTILITY FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS A SHARES                         ---------------------------------------------------------
                                        2005        2004        2003        2002 (b)       2001
                                       ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................  $15.04      $12.12      $ 16.17      $ 20.24       $22.66
                                       ------      ------      -------      -------       ------
  Net Investment Income..............     .45(a)      .48(a)       .45(a)       .44          .39
  Net Realized and Unrealized
    Gain/Loss........................    2.27        2.89        (4.14)       (3.32)        (.61)
                                       ------      ------      -------      -------       ------
Total from Investment Operations.....    2.72        3.37        (3.69)       (2.88)        (.22)
                                       ------      ------      -------      -------       ------
Less:
  Distributions from Net Investment
    Income...........................     .61         .45          .36          .36          .36
  Distributions from Net Realized
    Gain.............................     -0-         -0-          -0-          .83         1.84
                                       ------      ------      -------      -------       ------
Total Distributions..................     .61         .45          .36         1.19         2.20
                                       ------      ------      -------      -------       ------
NET ASSET VALUE, END OF THE PERIOD...  $17.15      $15.04      $ 12.12      $ 16.17       $20.24
                                       ======      ======      =======      =======       ======

Total Return (c).....................  18.45%      28.10%      -22.90%      -13.96%       -1.44%
Net Assets at End of the Period (In
  millions)..........................  $109.5      $ 98.7      $  88.1      $ 135.0       $169.7
Ratio of Expenses to Average Net
  Assets.............................   1.31%       1.33%        1.33%        1.27%        1.16%
Ratio of Net Investment Income to
  Average Net Assets.................   2.89%       3.44%        3.40%        2.45%        1.91%
Portfolio Turnover...................     27%         27%          29%          35%          44%

(a) Based on average shares outstanding.

(b) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01 and decrease the ratio of net investment income to average net assets from 2.47% to 2.45%. Per share, ratios and supplemental data for periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 14                                            See Notes to Financial Statements

VAN KAMPEN UTILITY FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS B SHARES                         ---------------------------------------------------------
                                        2005        2004        2003        2002 (b)       2001
                                       ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................  $15.03      $12.12      $ 16.10      $ 20.16       $22.60
                                       ------      ------      -------      -------       ------
  Net Investment Income..............     .33(a)      .37(a)       .35(a)       .31          .26
  Net Realized and Unrealized
    Gain/Loss........................    2.26        2.88        (4.11)       (3.32)        (.64)
                                       ------      ------      -------      -------       ------
Total from Investment Operations.....    2.59        3.25        (3.76)       (3.01)        (.38)
                                       ------      ------      -------      -------       ------
Less:
  Distributions from Net Investment
    Income...........................     .49         .34          .22          .22          .22
  Distributions from Net Realized
    Gain.............................     -0-         -0-          -0-          .83         1.84
                                       ------      ------      -------      -------       ------
Total Distributions..................     .49         .34          .22         1.05         2.06
                                       ------      ------      -------      -------       ------
NET ASSET VALUE, END OF THE PERIOD...  $17.13      $15.03      $ 12.12      $ 16.10       $20.16
                                       ======      ======      =======      =======       ======

Total Return (c).....................  17.54%      27.05%      -23.41%      -14.68%       -2.15%
Net Assets at End of the Period (In
  millions)..........................  $ 42.8      $ 42.6      $  38.0      $  65.4       $ 87.0
Ratio of Expenses to Average Net
  Assets.............................   2.07%       2.09%        2.09%        2.03%        1.91%
Ratio of Net Investment Income to
  Average Net Assets.................   2.13%       2.68%        2.64%        1.69%        1.18%
Portfolio Turnover...................     27%         27%          29%          35%          44%

(a) Based on average shares outstanding.

(b) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01 and decrease the ratio of net investment income to average net assets from 1.71% to 1.69%. Per share, ratios and supplemental data for periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             15

VAN KAMPEN UTILITY FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS C SHARES                         ---------------------------------------------------------
                                        2005        2004        2003        2002 (b)       2001
                                       ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................  $15.02      $12.12      $ 16.10      $ 20.16       $22.59
                                       ------      ------      -------      -------       ------
  Net Investment Income..............     .33(a)      .37(a)       .35(a)       .30          .24
  Net Realized and Unrealized
    Gain/Loss........................    2.27        2.87        (4.11)       (3.31)        (.61)
                                       ------      ------      -------      -------       ------
Total from Investment Operations.....    2.60        3.24        (3.76)       (3.01)        (.37)
                                       ------      ------      -------      -------       ------
Less:
  Distributions from Net Investment
    Income...........................     .49         .34          .22          .22          .22
  Distributions from Net Realized
    Gain.............................     -0-         -0-          -0-          .83         1.84
                                       ------      ------      -------      -------       ------
Total Distributions..................     .49         .34          .22         1.05         2.06
                                       ------      ------      -------      -------       ------
NET ASSET VALUE, END OF THE PERIOD...  $17.13      $15.02      $ 12.12      $ 16.10       $20.16
                                       ======      ======      =======      =======       ======

Total Return (c).....................  17.61%      26.96%      -23.41%      -14.68%       -2.10%
Net Assets at End of the Period (In
  millions)..........................  $ 14.4      $ 13.9      $  12.1      $  19.9       $ 26.6
Ratio of Expenses to Average Net
  Assets.............................   2.07%       2.09%        2.09%        2.03%        1.92%
Ratio of Net Investment Income to
  Average Net Assets.................   2.13%       2.68%        2.64%        1.69%        1.17%
Portfolio Turnover...................     27%         27%          29%          35%          44%

(a) Based on average shares outstanding.

(b) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01 and decrease the ratio of net investment income to average net assets from 1.71% to 1.69%. Per share, ratios and supplemental data for periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 16                                            See Notes to Financial Statements

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Utility Fund (the "Fund") is organized as a series of Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide its shareholders with capital appreciation and current income. The Fund commenced investment operations on July 28, 1993, with two classes of common shares, Class A and Class B Shares. The distribution of the Fund's Class C Shares commenced on August 13, 1993. The Fund registered Class I Shares on November 30, 2004. There were no sales of Class I Shares for the period ended March 31, 2005.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income investments and preferred stock are stated at value using market quotations or indications of value obtained from an independent pricing service. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Bond discount is accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares,

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At March 31, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $56,218,858 which will expire according to the following schedule.

AMOUNT                                                          EXPIRATION
$44,592,527.................................................  March 31, 2011
 11,626,331.................................................  March 31, 2012

    At March 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $125,308,044
                                                                ============
Gross tax unrealized appreciation...........................    $ 43,275,615
Gross tax unrealized depreciation...........................      (1,104,063)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 42,171,552
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the years ended March 31, 2005 and 2004 was as follows:

                                                                 2005          2004
Distributions paid from:
  Ordinary income...........................................  $5,529,544    $4,441,259
  Long-term capital gain....................................         -0-           -0-
                                                              ----------    ----------
                                                              $5,529,544    $4,441,259
                                                              ==========    ==========

    Due to inherent differences in the recognition of income, expenses and realized gain/ losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent difference relating to the Fund's investment in other regulated investment companies totaling $2,073 was reclassified from accumulated undistributed net investment income to accumulated net realized loss. Additionally, a permanent difference relating to excise taxes paid which are not

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

deductible for tax purposes totaling $5,249 was reclassified from accumulated undistributed net investment income to capital. A permanent difference relating to book to tax amortization differences on securities sold totaling $1,111,370 was reclassified from accumulated net realized loss to accumulated net investment income. Additionally, a permanent difference relating to book to tax amortization differences totaling $222,339 was reclassified from accumulated undistributed net investment income to accumulated net realized loss. Book and tax differences of $1,120,337 relating to gains and losses recognized on exchange offers was reclassified from accumulated net realized loss to capital. Additionally, book and tax differences of $127,706 relating to gain recognized on exchange offers was reclassified from accumulated net realized loss to accumulated undistributed net investment income.

    As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $3,845,202

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sales transactions.

F. EXPENSE REDUCTIONS During the year ended March 31, 2005, the Fund's custody fee was reduced by $2,076 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .65%
Next $500 million...........................................       .60%
Over $1 billion.............................................       .55%

    For the year ended March 31, 2005, the Fund recognized expenses of approximately $18,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended March 31, 2005, the Fund recognized expenses of approximately $44,900 representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2005, the Fund recognized expenses of approximately $287,800, representing transfer agency fees paid to

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $114,773 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended March 31, 2005, the Fund paid brokerage commissions to Morgan Stanley DW Inc. (Morgan Stanley), an affiliate of the Adviser, totaling $16,257.

3. CAPITAL TRANSACTIONS

At March 31, 2005, capital aggregated $127,511,123, $30,092,253 and $20,056,626 for Classes A, B and C, respectively. For the year ended March 31, 2005, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................     964,096    $ 15,434,574
  Class B...................................................     361,177       5,778,313
  Class C...................................................     183,427       2,898,418
                                                              ----------    ------------
Total Sales.................................................   1,508,700    $ 24,111,305
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................     212,002    $  3,362,676
  Class B...................................................      68,267       1,082,545
  Class C...................................................      19,614         310,610
                                                              ----------    ------------
Total Dividend Reinvestment.................................     299,883    $  4,755,831
                                                              ==========    ============
Repurchases:
  Class A...................................................  (1,350,159)   $(21,290,003)
  Class B...................................................    (765,033)    (11,983,714)
  Class C...................................................    (289,796)     (4,588,538)
                                                              ----------    ------------
Total Repurchases...........................................  (2,404,988)   $(37,862,255)
                                                              ==========    ============

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

    At March 31, 2004, capital aggregated $130,743,223, $35,504,371 and
$21,533,113 for Classes A, B and C, respectively. For the year ended March 31, 2004, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................     676,450    $  9,412,795
  Class B...................................................     346,158       4,799,234
  Class C...................................................     257,713       3,614,614
                                                              ----------    ------------
Total Sales.................................................   1,280,321    $ 17,826,643
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................     191,978    $  2,717,361
  Class B...................................................      60,920         862,681
  Class C...................................................      16,875         239,084
                                                              ----------    ------------
Total Dividend Reinvestment.................................     269,773    $  3,819,126
                                                              ==========    ============
Repurchases:
  Class A...................................................  (1,577,084)   $(22,036,122)
  Class B...................................................    (707,808)     (9,785,303)
  Class C...................................................    (345,427)     (4,796,070)
                                                              ----------    ------------
Total Repurchases...........................................  (2,630,319)   $(36,617,495)
                                                              ==========    ============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the years ended March 31, 2005 and 2004, 122,088 and 37,677 Class B Shares converted to Class A Shares, respectively and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which the shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended March 31, 2005 and 2004, 18,956 and 5 Class C Shares converted to Class A Shares, respectively and are shown in the above tables as sales of Class A Shares and repurchases of Class C Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within six years of the

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                  CONTINGENT DEFERRED
                                                                      SALES CHARGE
                                                                    AS A PERCENTAGE
                                                                    OF DOLLAR AMOUNT
                                                                   SUBJECT TO CHARGE
                                                              ----------------------------
YEAR OF REDEMPTION                                            CLASS B             CLASS C
First.......................................................   4.00%               1.00%
Second......................................................   3.75%                None
Third.......................................................   3.50%                None
Fourth......................................................   2.50%                None
Fifth.......................................................   1.50%                None
Sixth.......................................................   1.00%                None
Seventh and Thereafter......................................    None                None

    For the year ended March 31, 2005, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $26,500 and CDSC on redeemed shares of approximately $94,200. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $40,624,681 and $52,199,331, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each for Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $1,129,100 and $74,600 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12B-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended March 31, 2005 are payments retained by Van Kampen of approximately $336,600 and payments made to Morgan Stanley, an affiliate of the Adviser, of approximately $31,200.

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

6. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative compliant that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN UTILITY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Utility Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen Utility Fund (the "Fund"), including the portfolio of investments, as of March 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Utility Fund at March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

                                                               Chicago, Illinois
                                                                     May 9, 2005

VAN KAMPEN UTILITY FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN* - President and Chief
Executive Officer
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
Executive Vice President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947
CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended March 31, 2005. For corporate shareholders, 93% of the distributions qualify for the dividends received deduction. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum of $5,529,544 as taxed at a maximum of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN UTILITY FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (59)            Trustee      Trustee     Chairman and Chief             83       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

Jerry D. Choate (66)          Trustee      Trustee     Prior to January 1999,         81       Trustee/Director/Managing
33971 Selva Road                           since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

VAN KAMPEN UTILITY FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (64)             Trustee      Trustee     President of CAC, L.L.C.,      83       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Stericycle,
San Diego, CA 92122-6223                               advisory services. Prior                Inc., Ventana Medical
                                                       to February 2001, Vice                  Systems, Inc., and GATX
                                                       Chairman and Director of                Corporation, and Trustee
                                                       Anixter International,                  of The Scripps Research
                                                       Inc., a global                          Institute and the
                                                       distributor of wire,                    University of Chicago
                                                       cable and communications                Hospitals and Health
                                                       connectivity products.                  Systems. Prior to April
                                                       Prior to July 2000,                     2004, Director of
                                                       Managing Partner of                     TheraSense, Inc. Prior to
                                                       Equity Group Corporate                  January 2004, Director of
                                                       Investment (EGI), a                     TeleTech Holdings Inc.
                                                       company that makes                      and Arris Group, Inc.
                                                       private investments in                  Prior to May 2002,
                                                       other companies.                        Director of Peregrine
                                                                                               Systems Inc. Prior to
                                                                                               February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).


VAN KAMPEN UTILITY FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (56)       Trustee      Trustee     Managing Partner of            81       Trustee/Director/Managing
Heidrick & Struggles                       since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

R. Craig Kennedy (53)         Trustee      Trustee     Director and President of      81       Trustee/Director/Managing
1744 R Street, NW                          since 1993  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (69)            Trustee      Trustee     Prior to 1998, President       83       Trustee/Director/Managing
736 North Western Avenue                   since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

VAN KAMPEN UTILITY FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (69)           Trustee      Trustee     President of Nelson            81       Trustee/Director/Managing
423 Country Club Drive                     since 1993  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (64)     Trustee      Trustee     President Emeritus and         83       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           81       Trustee/Director/Managing
(63)                                       since 1999  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN UTILITY FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (51)       Trustee,     Trustee     President and Chief            81       Trustee/Director/Managing
1221 Avenue of the Americas   President    since       Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief    1999;       funds in the Fund                       in the Fund Complex.
                              Executive    President   Complex. Chairman,
                              Officer      and Chief   President, Chief
                                           Executive   Executive Officer and
                                           Officer     Director of the Adviser
                                           since 2002  and Van Kampen Advisors
                                                       Inc. since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

VAN KAMPEN UTILITY FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (59)  Trustee      Trustee     Advisory Director of           83       Trustee/Director/Managing
1 Parkview Plaza                           since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (65)         Trustee      Trustee     Partner in the law firm        83       Trustee/Director/Managing
333 West Wacker Drive                      since 1993  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates. Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN UTILITY FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stefanie V. Chang (38)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Secretary            since 2003  Vice President and Secretary of funds in the Fund Complex.
New York, NY 10020

Amy R. Doberman (43)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                   and the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex as of August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

James W. Garrett (36)         Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Treasurer            since 2005  Chief Financial Officer and Treasurer of the Morgan Stanley
New York, NY 10020                                                 Institutional Funds since 2002 and funds in the Fund Complex since January 2005.

Joseph J. McAlinden (62)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020            Investment Officer                   Investment Management Inc. and Director of Morgan Stanley
                                                                   Trust for over 5 years. Executive Vice President and Chief
                                                                   Investment Officer of funds in the Fund Complex. Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc. since
                                                                   December 2002.

Ronald E. Robison (66)        Executive Vice           Officer     Executive Vice President and Principal Executive Officer of
1221 Avenue of the Americas   President and            since 2003  funds in the Fund Complex. Chief Executive Officer and
New York, NY 10020            Principal Executive                  Chairman of Investor Services. Managing Director of Morgan
                              Officer                              Stanley. Chief Administrative Officer, Managing Director and
                                                                   Director of Morgan Stanley Investment Advisors Inc., Morgan
                                                                   Stanley Services Company Inc. and Managing Director and
                                                                   Director of Morgan Stanley Distributors Inc. Chief Executive
                                                                   Officer and Director of Morgan Stanley Trust. Executive Vice
                                                                   President and Principal Executive Officer of the
                                                                   Institutional and Retail Morgan Stanley Funds; Director of
                                                                   Morgan Stanley SICAV; previously Chief Global Operations
                                                                   Officer and Managing Director of Morgan Stanley Investment
                                                                   Management Inc.

VAN KAMPEN UTILITY FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

John L. Sullivan (49)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management. Prior
                                                                   to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC. 134, 384, 584
UTLF ANR 5/05 RN05-01189P-Y03/05
                                                   (VAN KAMPEN INVESTMENTS LOGO)

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Mid Cap Growth Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/05

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the S&P 500 Stock Index and the Russell Midcap Growth Index from 12/31/95 (the first month-end after inception) through 3/31/05. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                               VAN KAMPEN MID CAP GROWTH FUND      RUSSELL MIDCAP GROWTH INDEX
                                                               ------------------------------      ---------------------------
12/95                                                                       9429                              10000
                                                                           11225                              10645
                                                                           12816                              11043
                                                                           14107                              11419
12/96                                                                      15274                              11749
                                                                           15099                              11320
                                                                           17430                              12986
                                                                           21010                              14803
12/97                                                                      19400                              14396
                                                                           22961                              16115
                                                                           24144                              16105
                                                                           18628                              13417
12/98                                                                      23920                              16968
                                                                           24671                              17549
                                                                           25984                              19377
                                                                           25984                              18407
12/99                                                                      38048                              25673
                                                                           47661                              31096
                                                                           44224                              28791
                                                                           48834                              29517
12/00                                                                      36996                              22654
                                                                           29096                              16973
                                                                           31192                              19719
                                                                           25013                              14237
12/01                                                                      29728                              18089
                                                                           29697                              17769
                                                                           26092                              14525
                                                                           21736                              12029
12/02                                                                      22269                              13131
                                                                           21767                              13129
                                                                           24729                              15591
                                                                           25701                              16708
12/03                                                                      28396                              18739
                                                                           29885                              19645
                                                                           30653                              19851
                                                                           30371                              18991
12/04                                                                      34367                              21639
3/05                                                                       33489                              21277

                                 A SHARES                B SHARES                C SHARES
                              since 12/27/95          since 12/27/95          since 12/27/95
-----------------------------------------------------------------------------------------------
                                         W/MAX                   W/MAX                   W/MAX
                                         5.75%                   5.00%                   1.00%
AVERAGE ANNUAL             W/O SALES     SALES     W/O SALES     SALES     W/O SALES     SALES
TOTAL RETURNS               CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception             14.77%       14.03%     14.09%       14.09%     13.98%       13.98%

5-year                      -6.81        -7.91      -7.54        -7.75      -7.51        -7.51

1-year                      12.06         5.64      11.22         6.22      11.22        10.22
-----------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception returns for Class B shares reflect their conversion into Class A shares eight years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell Midcap Growth Index is generally representative of mid-capitalization growth stocks. The indexes does not include any expenses, fees or sales charges, which would lower performance. The indexes is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2005

Van Kampen Mid Cap Growth Fund (formerly Van Kampen Growth Fund) is managed by the Adviser's U.S. Growth team.(1) Current members include Dennis Lynch, Managing Director of the Adviser; and David Cohen and Sam Chainani, Executive Directors of the Adviser.

MARKET CONDITIONS

Equity markets posted solid overall gains for the 12-month period, with both ups and downs along the way. Value stocks generally outperformed growth stocks. Consumer confidence and spending remained strong, bolstered by job growth and lower interest rates. While the Federal Open Market Committee raised the federal funds target rate several times during the period, it did so at a measured pace, and the upticks were widely anticipated by investors.

In the third quarter of 2004, the market slowed its pace. Geopolitical concerns weighed on stocks. Investors were apprehensive about events in Iraq, as well as the possibilities of terrorist attacks and another protracted outcome to the U.S. presidential election. Shifting energy prices also weighed on investors. Equities rallied in November and December, as several of these concerns were alleviated. Oil prices fell from their October highs, and the presidential election came to a quick and decisive conclusion. A pickup in initial public offerings and a number of high-profile mergers and acquisitions also helped boost stocks during this time.

Although the well-received outcome of the Iraqi election and upward revision of fourth quarter gross domestic product numbers further supported the market in early 2005, the period ended on a less positive note. Rising oil prices and interest rates finally began to take a toll on investor sentiment.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

The fund returned 12.06 percent for the 12 months ended March 31, 2005 (Class A shares, unadjusted for sales charge). In comparison, the fund's benchmark index, the Russell Midcap Growth Index, returned 8.31 percent for the same period.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2005

---------------------------------------------------------------------
      CLASS A   CLASS B   CLASS C   RUSSELL MIDCAP GROWTH INDEX

      12.06%    11.22%    11.22%               8.31%
---------------------------------------------------------------------

THE PERFORMANCE FOR THE THREE SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION AND INDEX DEFINITIONS.

The fund's outperformance relative to the Russell Midcap Growth Index over the period was driven primarily by stock selection, with a number of sector allocations also contributing positively. The three largest sectors in the portfolio were consumer discretionary, where the fund had its largest overweighted position relative to the benchmark; health care, where the fund maintained a modestly underweighted position; and technology, where the fund had its largest underweighted position.

The fund benefited from stock selection within the technology sector, with a diverse group of large-cap technology stocks contributing returns. Generally, the technology sector posted disappointing results for the period, and the fund's considerably underweighted position in the technology sector as a whole helped relative returns. Within technology, limited exposure to the semiconductor industry was also favorable for relative performance. Stock selection within the energy sector further supported the fund's returns, and an overweighted position in energy stocks was also positive. Within the financial services sector, the fund gained from its holdings of a number of financial services companies in different industries.

While these positions drove the fund's outperformance for the period, others were less positive for the fund. Despite the contribution to returns made by some health care equipment and supply companies, stock selection within the health care sector overall hampered the fund's relative performance, due in notable measure to a pharmaceutical position. Stock selection within the consumer discretionary sector was another significant detractor from performance, despite the gains made by several casino companies.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the fund in the future.

TOP TEN HOLDINGS AS OF 3/31/05
Station Casinos, Inc.                                             3.1%
Ultra Petroleum Corp.                                             3.0
Corporate Executive Board Co.                                     2.6
Royal Caribbean Cruises Ltd. (Liberia)                            2.4
Getty Images, Inc.                                                2.1
Cameco Corp.                                                      1.7
International Game Technology                                     1.7
Patterson Co., Inc.                                               1.7
Inamed Corp.                                                      1.7
Crown Castle International Corp.                                  1.7

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/05
Casinos & Gaming                                                  8.3%
Diversified Commercial Services                                   7.2
Health Care Equipment                                             5.3
Oil & Gas Exploration & Production                                3.8
Other Diversified Financial Services                              3.4
Restaurants                                                       3.2
Health Care Supplies                                              3.2
Diversified Metals & Mining                                       2.7
Asset Management & Custody Banks                                  2.6
Application Software                                              2.6
Publishing                                                        2.5
Hotels                                                            2.4
Apparel Retail                                                    2.3
Communications Equipment                                          2.3
Systems Software                                                  2.3
Home Entertainment Software                                       2.2
Health Care Distributors                                          1.7
Broadcasting & Cable TV                                           1.7
Wireless Telecommunication Services                               1.6
Semiconductors                                                    1.6
Construction Materials                                            1.5
Property & Casualty                                               1.4
Advertising                                                       1.4
Environmental Services                                            1.4
Retail                                                            1.4
Air Freight & Couriers                                            1.4
Health Care Facilities                                            1.3
Electronic Equipment Manufacturers                                1.2
Semiconductor Equipment                                           1.1
Movies & Entertainment                                            1.1
IT Consulting & Other Services                                    1.1
Gas Utilities                                                     1.1
Specialty Stores                                                  1.1
Distributors                                                      1.0
Data Processing & Outsourcing Services                            1.0
Biotechnology                                                     1.0
Apparel & Accessories                                             1.0
Computer Hardware                                                 1.0
Airlines                                                          1.0
Specialized Finance                                               0.9

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/05
                                       (continued from previous page)
Internet Retail                                                   0.9
Computer Storage & Peripherals                                    0.8
Multi-line Insurance                                              0.8
Real Estate Investment Trusts                                     0.7
Home Furnishings                                                  0.7
Fertilizers & Agricultural Chemicals                              0.7
Aerospace & Defense                                               0.6
Internet Software & Services                                      0.6
Industrial Machinery                                              0.5
Homebuilding                                                      0.5
Leisure Facilities                                                0.5
Food Retail                                                       0.5
Paper Packaging                                                   0.5
Real Estate Management & Development                              0.5
Employment Services                                               0.5
Consumer Electronics                                              0.4
Trading Companies & Distributors                                  0.4
Investment Banking & Brokerage                                    0.4
                                                                -----
Total Long-Term Investments                                      96.8%
Short-Term Investments                                            3.4
Liabilities in Excess of Other Assets                            -0.2
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of total net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/04 - 3/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, and $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/04          3/31/05       10/1/04-3/31/05
Class A
  Actual.....................................    $1,000.00        $1,102.68          $ 7.23
  Hypothetical...............................     1,000.00         1,018.03            6.94
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,098.55           11.20
  Hypothetical...............................     1,000.00         1,014.23           10.75
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,098.55           11.14
  Hypothetical...............................     1,000.00         1,014.33           10.70
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.38%, 2.14%, and 2.13% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  96.8%
ADVERTISING  1.4%
Lamar Advertising, Class A (a)..............................   216,300    $  8,714,727
                                                                          ------------

AEROSPACE & DEFENSE  0.6%
Rockwell Collins, Inc. .....................................    78,500       3,735,815
                                                                          ------------

AIR FREIGHT & COURIERS  1.4%
CH Robinson Worldwide, Inc. ................................   161,250       8,309,212
                                                                          ------------

AIRLINES  1.0%
Expeditors International Washington, Inc. ..................   110,600       5,922,630
                                                                          ------------

APPAREL & ACCESSORIES  1.0%
Coach, Inc. (a).............................................   107,400       6,082,062
                                                                          ------------

APPAREL RETAIL  2.3%
Chico's FAS, Inc. (a).......................................   253,600       7,166,736
Urban Outfitters, Inc. (a)..................................   142,100       6,816,537
                                                                          ------------
                                                                            13,983,273
                                                                          ------------
APPLICATION SOFTWARE  2.6%
Autodesk, Inc. .............................................   139,000       4,136,640
Mercury Interactive Corp. (a)...............................   121,673       5,764,867
Salesforce.com, Inc. (a)....................................   387,300       5,805,627
                                                                          ------------
                                                                            15,707,134
                                                                          ------------
ASSET MANAGEMENT & CUSTODY BANKS  2.6%
Calamos Asset Management, Inc., Class A.....................   251,800       6,778,456
Legg Mason, Inc. ...........................................   116,000       9,064,240
                                                                          ------------
                                                                            15,842,696
                                                                          ------------
BIOTECHNOLOGY  1.0%
Genzyme Corp. (a)...........................................   108,200       6,193,368
                                                                          ------------

BROADCASTING & CABLE TV  1.7%
NTL, Inc. (a)...............................................    65,973       4,200,501
Univision Communications, Inc., Class A (a).................   213,100       5,900,739
                                                                          ------------
                                                                            10,101,240
                                                                          ------------
CASINOS & GAMING  8.3%
International Game Technology...............................   393,600      10,493,376
Kerzner International Ltd. (Bahamas) (a)....................    48,600       2,975,778
Penn National Gaming, Inc. (a)..............................   304,800       8,955,024
Station Casinos, Inc. ......................................   280,700      18,961,285
Wynn Resorts, Ltd. (a)......................................   135,505       9,179,109
                                                                          ------------
                                                                            50,564,572
                                                                          ------------
COMMUNICATIONS EQUIPMENT  2.3%
Crown Castle International Corp. (a)........................   632,604      10,159,620
Juniper Networks, Inc. (a)..................................   167,700       3,699,462
                                                                          ------------
                                                                            13,859,082
                                                                          ------------

See Notes to Financial Statements                                              9

VAN KAMPEN MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMPUTER HARDWARE  1.0%
Apple Computer, Inc. (a)....................................   145,200    $  6,050,484
                                                                          ------------

COMPUTER STORAGE & PERIPHERALS  0.8%
Network Appliance, Inc. (a).................................   181,000       5,006,460
                                                                          ------------

CONSTRUCTION MATERIALS  1.5%
Rinker Group, Inc.--ADR (Australia).........................   111,200       9,317,448
                                                                          ------------

CONSUMER ELECTRONICS  0.5%
Harman International Industries, Inc. ......................    31,600       2,795,336
                                                                          ------------

DATA PROCESSING & OUTSOURCING SERVICES  1.0%
Global Payments, Inc. ......................................    96,150       6,200,713
                                                                          ------------

DISTRIBUTORS  1.0%
SCP Pool Corp. .............................................   200,200       6,378,372
                                                                          ------------

DIVERSIFIED COMMERCIAL SERVICES  7.2%
Career Education Corp. (a)..................................    84,200       2,884,692
ChoicePoint, Inc. (a).......................................   194,050       7,783,345
Corporate Executive Board Co. ..............................   251,400      16,077,030
ITT Educational Services, Inc. (a)..........................    57,900       2,808,150
Laureate Education, Inc. (a)................................   130,800       5,596,932
Strayer Education, Inc. ....................................    77,000       8,725,640
                                                                          ------------
                                                                            43,875,789
                                                                          ------------
DIVERSIFIED METALS & MINING  2.7%
Cameco Corp. (Canada).......................................   240,200      10,626,448
Peabody Energy Corp. .......................................   120,600       5,591,016
                                                                          ------------
                                                                            16,217,464
                                                                          ------------
ELECTRONIC EQUIPMENT MANUFACTURERS  1.2%
Dolby Laboratories, Inc., Class A (a).......................   195,862       4,602,757
FLIR Systems, Inc. (a)......................................    92,600       2,805,780
                                                                          ------------
                                                                             7,408,537
                                                                          ------------
EMPLOYMENT SERVICES  0.5%
Monster Worldwide, Inc. (a).................................   102,700       2,880,735
                                                                          ------------

ENVIRONMENTAL SERVICES  1.4%
Stericycle, Inc. (a)........................................   193,350       8,546,070
                                                                          ------------

FERTILIZERS & AGRICULTURAL CHEMICALS  0.7%
Monsanto Co. ...............................................    63,100       4,069,950
                                                                          ------------

FOOD RETAIL  0.5%
Whole Foods Market, Inc. ...................................    30,400       3,104,752
                                                                          ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
GAS UTILITIES  1.1%
Questar Corp. ..............................................   110,100    $  6,523,425
                                                                          ------------

HEALTH CARE DISTRIBUTORS  1.7%
Patterson Co., Inc. (a).....................................   205,100      10,244,745
                                                                          ------------

HEALTH CARE EQUIPMENT  5.3%
C.R. Bard, Inc. ............................................    67,900       4,622,632
Cooper Co., Inc. ...........................................    94,000       6,852,600
Fisher Scientific International, Inc. (a)...................    74,436       4,236,897
Inamed Corp. (a)............................................   145,400      10,160,552
Kinetic Concepts, Inc. (a)..................................   113,242       6,754,885
                                                                          ------------
                                                                            32,627,566
                                                                          ------------
HEALTH CARE FACILITIES  1.3%
VCA Antech, Inc. (a)........................................   380,000       7,687,400
                                                                          ------------

HEALTH CARE SUPPLIES  3.2%
Dade Behring Holdings, Inc. (a).............................   138,600       8,167,698
Gen-Probe, Inc. (a).........................................   196,500       8,756,040
Idexx Labs, Inc. (a)........................................    52,100       2,821,736
                                                                          ------------
                                                                            19,745,474
                                                                          ------------
HOME ENTERTAINMENT SOFTWARE  2.2%
Activision, Inc. (a)........................................   299,600       4,434,080
Electronic Arts, Inc. (a)...................................    71,000       3,676,380
Shanda Interactive Entertainment, Ltd.-- ADR (Cayman
  Islands) (a)..............................................   175,600       5,303,120
                                                                          ------------
                                                                            13,413,580
                                                                          ------------
HOME FURNISHINGS  0.7%
Mohawk Industries, Inc. (a).................................    49,900       4,206,570
                                                                          ------------

HOMEBUILDING  0.5%
NVR, Inc. (a)...............................................     4,095       3,214,575
                                                                          ------------

HOTELS  2.4%
Royal Caribbean Cruises Ltd. (Liberia)......................   331,401      14,810,311
                                                                          ------------

INDUSTRIAL MACHINERY  0.5%
Graco, Inc. ................................................    82,900       3,345,844
                                                                          ------------

INTERNET RETAIL  0.9%
Amazon.com, Inc. (a)........................................    86,400       2,960,928
Overstock.com, Inc. (a).....................................    52,700       2,265,573
                                                                          ------------
                                                                             5,226,501
                                                                          ------------
INTERNET SOFTWARE & SERVICES  0.6%
Akamai Technologies, Inc. (a)...............................   287,100       3,654,783
                                                                          ------------

See Notes to Financial Statements                                             11

VAN KAMPEN MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE  0.4%
Ameritrade Holding Corp. (a)................................   268,200    $  2,738,322
                                                                          ------------

IT CONSULTING & OTHER SERVICES  1.1%
Cognizant Technology Solutions Corp., Class A (a)...........   141,300       6,528,060
                                                                          ------------

LEISURE FACILITIES  0.5%
International Speedway Corp. ...............................    57,300       3,108,525
                                                                          ------------

MOVIES & ENTERTAINMENT  1.1%
DreamWorks Animation SKG, Inc., Class A (a).................    86,600       3,525,486
Pixar, Inc. (a).............................................    34,600       3,375,230
                                                                          ------------
                                                                             6,900,716
                                                                          ------------
MULTI-LINE INSURANCE  0.8%
Assurant, Inc. .............................................   141,049       4,753,351
                                                                          ------------

OIL & GAS EXPLORATION & PRODUCTION  3.8%
Ultra Petroleum Corp. (Canada) (a)..........................   356,361      18,103,139
XTO Energy, Inc. ...........................................   154,000       5,057,360
                                                                          ------------
                                                                            23,160,499
                                                                          ------------
OTHER DIVERSIFIED FINANCIAL SERVICES  3.4%
Brascan Corp., Class A (Canada).............................   251,450       9,492,238
Chicago Mercantile Exchange.................................    43,980       8,533,439
Iron Mountain, Inc. (a).....................................   101,575       2,929,423
                                                                          ------------
                                                                            20,955,100
                                                                          ------------
PAPER PACKAGING  0.5%
Sealed Air Corp. (a)........................................    58,450       3,035,893
                                                                          ------------

PROPERTY & CASUALTY  1.4%
White Mountains Insurance Group Ltd. (Bermuda)..............    14,505       8,826,293
                                                                          ------------

PUBLISHING  2.5%
Getty Images, Inc. (a)......................................   176,300      12,536,693
Interactive Data Corp. (a)..................................   140,000       2,905,000
                                                                          ------------
                                                                            15,441,693
                                                                          ------------
REAL ESTATE INVESTMENT TRUSTS  0.7%
Plum Creek Timber Co., Inc. ................................   123,600       4,412,520
                                                                          ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT  0.5%
Saint Joe Co. ..............................................    43,800       2,947,740
                                                                          ------------

RESTAURANTS  3.2%
Cheesecake Factory, Inc. (a)................................   144,450       5,120,753
P.F. Chang's China Bistro, Inc. (a).........................   166,620       9,963,876
Sonic Corp. (a).............................................   143,100       4,779,540
                                                                          ------------
                                                                            19,864,169
                                                                          ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
OExRETAIL  1.4%
Sears Holdings Corp. (a)....................................    63,500    $  8,456,295
                                                                          ------------

SEMICONDUCTOR EQUIPMENT  1.1%
Tessera Technologies, Inc. (a)..............................   160,400       6,934,092
                                                                          ------------

SEMICONDUCTORS  1.6%
Marvell Technology Group, Ltd. (Bermuda) (a)................   255,800       9,807,372
                                                                          ------------

SPECIALIZED FINANCE  0.9%
Moody's Corp. ..............................................    68,000       5,498,480
                                                                          ------------

SPECIALTY STORES  1.0%
PETsMART, Inc. .............................................   223,740       6,432,525
                                                                          ------------

SYSTEMS SOFTWARE  2.3%
Adobe Systems, Inc. ........................................   137,700       9,249,309
Red Hat, Inc. (a)...........................................   414,900       4,526,559
                                                                          ------------
                                                                            13,775,868
                                                                          ------------
TRADING COMPANIES & DISTRIBUTORS  0.4%
Fastenal Co. ...............................................    49,600       2,743,376
                                                                          ------------

WIRELESS TELECOMMUNICATION SERVICES  1.6%
NII Holdings, Inc., Class B (a).............................   175,055      10,065,663
                                                                          ------------

TOTAL LONG-TERM INVESTMENTS  96.8%
  (Cost $494,713,173)..................................................    591,955,247

REPURCHASE AGREEMENT  3.4%
UBS Securities LLC ($20,861,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.53%, dated 03/31/05, to be sold on 04/01/05 at $20,862,466)
  (Cost $20,861,000)...................................................     20,861,000
                                                                          ------------

TOTAL INVESTMENTS  100.2%
  (Cost $515,574,173)..................................................    612,816,247

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.2%)..........................     (1,433,452)
                                                                          ------------

NET ASSETS  100.0%.....................................................   $611,382,795
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             13

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2005

ASSETS:
Total Investments (Cost $515,574,173).......................  $612,816,247
Cash........................................................        90,947
Receivables:
  Investments Sold..........................................     3,209,238
  Fund Shares Sold..........................................     1,610,325
  Dividends.................................................        63,220
  Interest..................................................         1,466
Other.......................................................       118,204
                                                              ------------
    Total Assets............................................   617,909,647
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     4,032,480
  Fund Shares Repurchased...................................     1,128,528
  Distributor and Affiliates................................       625,248
  Investment Advisory Fee...................................       382,098
Accrued Expenses............................................       191,410
Trustees' Deferred Compensation and Retirement Plans........       167,088
                                                              ------------
    Total Liabilities.......................................     6,526,852
                                                              ------------
NET ASSETS..................................................  $611,382,795
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $595,769,859
Net Unrealized Appreciation.................................    97,242,106
Accumulated Net Investment Loss.............................      (164,991)
Accumulated Net Realized Loss...............................   (81,464,179)
                                                              ------------
NET ASSETS..................................................  $611,382,795
                                                              ============
NET ASSET VALUE PER COMMON SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $429,180,501 and 20,079,601 shares of
    beneficial interest issued and outstanding).............  $      21.37
    Maximum sales charge (5.75%* of offering price).........          1.30
                                                              ------------
    Maximum offering price to public                          $      22.67
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $137,319,764 and 6,958,217 shares of
    beneficial interest issued and outstanding).............  $      19.73
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $44,882,530 and 2,274,278 shares of
    beneficial interest issued and outstanding).............  $      19.73
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

 14                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2005

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $27,776).....  $ 2,162,791
Interest....................................................      200,045
                                                              -----------
    Total Income............................................    2,362,836
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    3,798,327
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $826,496, $1,379,767 and $388,169,
  respectively).............................................    2,594,432
Shareholder Services........................................    1,504,079
Legal.......................................................       77,455
Custody.....................................................       60,820
Trustees' Fees and Related Expenses.........................       31,216
Other.......................................................      422,969
                                                              -----------
    Total Expenses..........................................    8,489,298
    Investment Advisory Fee Reduction.......................       41,203
    Less Credits Earned on Cash Balances....................       13,150
                                                              -----------
    Net Expenses............................................    8,434,945
                                                              -----------
NET INVESTMENT LOSS.........................................  $(6,072,109)
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $23,564,254
  Foreign Currency Transactions.............................          (38)
                                                              -----------
Net Realized Gain...........................................   23,564,216
                                                              -----------
Net Unrealized Appreciation During the Period...............   39,253,971
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $62,818,187
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $56,746,078
                                                              ===========

See Notes to Financial Statements                                             15

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE           FOR THE
                                                              YEAR ENDED        YEAR ENDED
                                                            MARCH 31, 2005    MARCH 31, 2004
                                                            --------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.......................................  $  (6,072,109)    $  (4,862,158)
Net Realized Gain.........................................     23,564,216        80,430,443
Net Unrealized Appreciation During the Period.............     39,253,971        36,823,530
                                                            -------------     -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.......     56,746,078       112,391,815
                                                            -------------     -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.................................    300,798,881       182,758,804
Cost of Shares Repurchased................................   (142,317,488)     (192,287,893)
                                                            -------------     -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS........    158,481,393        (9,529,089)
                                                            -------------     -------------
TOTAL INCREASE IN NET ASSETS..............................    215,227,471       102,862,726
NET ASSETS:
Beginning of the Period...................................    396,155,324       293,292,598
                                                            -------------     -------------
End of the Period (Including accumulated net investment
  loss of $164,991 and $97,819, respectively).............  $ 611,382,795     $ 396,155,324
                                                            =============     =============

 16                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                       YEAR ENDED MARCH 31,
CLASS A SHARES                                   ----------------------------------------------------------------
                                                  2005          2004          2003           2002          2001
                                                 ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................       $19.07        $13.89        $ 18.95        $18.60        $ 40.22
                                                 ------        ------        -------        ------        -------
  Net Investment Loss.....................         (.19)(a)      (.18)(a)       (.13)(a)      (.19)(a)       (.30)(a)
  Net Realized and Unrealized Gain/Loss...         2.49          5.36          (4.93)          .57         (13.82)
                                                 ------        ------        -------        ------        -------
Total from Investment Operations..........         2.30          5.18          (5.06)          .38         (14.12)
Less Distributions from Net Realized
  Gain....................................          -0-           -0-            -0-           .03           7.50
                                                 ------        ------        -------        ------        -------
NET ASSET VALUE, END OF THE PERIOD........       $21.37        $19.07        $ 13.89        $18.95        $ 18.60
                                                 ======        ======        =======        ======        =======

Total Return (b)..........................       12.06%        37.29%        -26.70%         2.06%        -38.95%
Net Assets at End of the Period (In
  millions)...............................       $429.2        $260.2        $ 190.7        $169.1        $  95.5
Ratio of Expenses to Average Net Assets...        1.40%         1.48%          1.54%         1.43%          1.33%
Ratio of Net Investment Loss to Average
  Net Assets..............................        (.93%)       (1.05%)         (.89%)       (1.02%)        (1.00%)
Portfolio Turnover........................          96%          268%           180%          127%           172%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets...............................        1.41%           N/A            N/A           N/A            N/A
   Ratio of Net Investment Loss to Average
     Net Assets...........................        (.94%)          N/A            N/A           N/A            N/A

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within 18 months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rules 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             17

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                       YEAR ENDED MARCH 31,
CLASS B SHARES                                   ----------------------------------------------------------------
                                                  2005          2004          2003           2002          2001
                                                 ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................       $17.74        $13.02        $ 17.90        $17.70        $ 39.06
                                                 ------        ------        -------        ------        -------
  Net Investment Loss.....................         (.31)(a)      (.29)(a)       (.24)(a)      (.31)(a)       (.52)(a)
  Net Realized and Unrealized Gain/Loss...         2.30          5.01          (4.64)          .54         (13.34)
                                                 ------        ------        -------        ------        -------
Total from Investment Operations..........         1.99          4.72          (4.88)          .23         (13.86)
Less Distributions from Net Realized
  Gain....................................          -0-           -0-            -0-           .03           7.50
                                                 ------        ------        -------        ------        -------
NET ASSET VALUE, END OF THE PERIOD........       $19.73        $17.74        $ 13.02        $17.90        $ 17.70
                                                 ======        ======        =======        ======        =======

Total Return (b)..........................       11.22%        36.25%        -27.26%         1.32%        -39.49%
Net Assets at End of the Period (In
  millions)...............................       $137.3        $107.7        $  81.1        $116.8        $  97.0
Ratio of Expenses to Average Net Assets...        2.15%         2.24%          2.27%         2.19%          2.10%
Ratio of Net Investment Loss to Average
  Net Assets..............................       (1.68%)       (1.81%)        (1.63%)       (1.78%)        (1.77%)
Portfolio Turnover........................          96%          268%           180%          127%           172%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets...............................        2.16%           N/A            N/A           N/A            N/A
   Ratio of Net Investment Loss to Average
     Net Assets...........................       (1.69%)          N/A            N/A           N/A            N/A

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

 18                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                       YEAR ENDED MARCH 31,
CLASS C SHARES                                   ----------------------------------------------------------------
                                                  2005          2004          2003           2002          2001
                                                 ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................       $17.74        $13.02        $ 17.89        $17.69        $ 39.01
                                                 ------        ------        -------        ------        -------
  Net Investment Loss.....................         (.31)(a)      (.29)(a)       (.23)(a)      (.31)(a)       (.50)(a)
  Net Realized and Unrealized Gain/Loss...         2.30          5.01          (4.64)          .54         (13.32)
                                                 ------        ------        -------        ------        -------
Total from Investment Operations..........         1.99          4.72          (4.87)          .23         (13.82)
Less Distributions from Net Realized
  Gain....................................          -0-           -0-            -0-           .03           7.50
                                                 ------        ------        -------        ------        -------
NET ASSET VALUE, END OF THE PERIOD........       $19.73        $17.74        $ 13.02        $17.89        $ 17.69
                                                 ======        ======        =======        ======        =======

Total Return (b)..........................       11.22%        36.25%        -27.22%         1.32%        -39.43%
Net Assets at End of the Period (In
  millions)...............................       $ 44.9        $ 28.2        $  21.5        $ 22.7        $  13.7
Ratio of Expenses to Average Net Assets...        2.15%         2.24%          2.29%         2.19%          2.10%
Ratio of Net Investment Loss to Average
  Net Assets..............................       (1.68%)       (1.81%)        (1.62%)       (1.78%)        (1.77%)
Portfolio Turnover........................          96%          268%           180%          127%           172%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets...............................        2.16%           N/A            N/A           N/A            N/A
   Ratio of Net Investment Loss to Average
     Net Assets...........................       (1.69%)          N/A            N/A           N/A            N/A

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             19

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Mid Cap Growth Fund (formerly the Van Kampen Growth Fund) (the "Fund") is organized as a diversified series of the Van Kampen Equity Trust, a Delaware statutory trust, which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital growth. The Fund commenced investment operations on December 27, 1995, with three classes of common shares, Class A, Class B and Class C. The Fund registered Class I Shares on November 30, 2004. There were no sales of Class I Shares for the period ended March 31, 2005.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At March 31, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $80,640,521 which will expire according to the following schedule.

AMOUNT                                                          EXPIRATION
$38,115,253.................................................  March 31, 2010
42,525,268..................................................  March 31, 2011

    At March 31, 2005, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $516,380,617
                                                              ============
Gross tax unrealized appreciation...........................  $111,494,105
Gross tax unrealized depreciation...........................   (15,058,475)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 96,435,630
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book and tax difference related to the current year net operating loss totaling $6,207,753 was reclassified from accumulated net investment loss to capital. A permanent book and tax difference related to the Fund's investment in other regulated investment companies totaling $75 was reclassified from accumulated net investment loss to accumulated net realized loss. A permanent book and tax difference related to the recognition of net realized losses on foreign currency transactions totaling $38 was reclassified from accumulated net realized loss to accumulated net investment loss. Additionally, permanent book and tax differences related to distributions from and the sale of Real Estate Investment Trusts totaling $169,456 and $3,895, respectively, were reclassified from accumulated net investment loss to accumulated net realized loss.

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended March 31, 2005, the Fund's custody fee was reduced by $13,150 as a result of credits earned on cash balances.

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .75%
Next $500 million...........................................     .70%
Over $1 billion.............................................     .65%

    Effective June 28, 2004, the Adviser began waiving 1 basis point of the Fund's investment advisory fee. For the period June 28, 2004 to March 31, 2005, the Adviser waived $41,203 of its investment advisory fee. This represents .01% of its average daily net assets for the period. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

    For the year ended March 31, 2005, the Fund recognized expenses of approximately $38,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to the fund. For the year ended March 31, 2005, the Fund recognized expenses of approximately $66,000 representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2005, the Fund recognized expenses of approximately $1,291,600 representing transfer agency fees paid to VKIS. The transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $96,532 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended March 31, 2005, the Fund paid brokerage commissions to Morgan Stanley DW Inc. (Morgan Stanley), an affiliate of the Adviser, totaling $5,604.

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

3. CAPITAL TRANSACTIONS

At March 31, 2005, capital aggregated $407,308,836, $144,566,079 and $43,894,944 for Classes A, B and C, respectively. For the year ended March 31, 2005, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class A...................................................  10,527,292    $ 212,584,114
  Class B...................................................   3,472,226       63,928,178
  Class C...................................................   1,314,162       24,286,589
                                                              ----------    -------------
Total Sales.................................................  15,313,680    $ 300,798,881
                                                              ==========    =============
Repurchases:
  Class A...................................................  (4,092,711)   $ (81,496,251)
  Class B...................................................  (2,585,187)     (49,129,280)
  Class C...................................................    (631,267)     (11,691,957)
                                                              ----------    -------------
Total Repurchases...........................................  (7,309,165)   $(142,317,488)
                                                              ==========    =============

    At March 31, 2004, capital aggregated $241,126,482, $121,091,257 and
$29,374,583 for Classes A, B and C, respectively. For the year ended March 31, 2004, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................    9,219,238    $ 155,626,965
  Class B...................................................    1,217,879       19,116,959
  Class C...................................................      510,829        8,014,880
                                                              -----------    -------------
Total Sales.................................................   10,947,946    $ 182,758,804
                                                              ===========    =============
Repurchases:
  Class A...................................................   (9,303,106)   $(161,368,238)
  Class B...................................................   (1,371,275)     (21,866,540)
  Class C...................................................     (572,474)      (9,053,115)
                                                              -----------    -------------
Total Repurchases...........................................  (11,246,855)   $(192,287,893)
                                                              ===========    =============

    Class B Shares and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. For the years ended March 31, 2005 and 2004, 1,051,135 and 30,966 Class B Shares converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A and repurchases of Class B shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C Shares will be imposed on most redemptions made

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the year ended March 31, 2005, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $304,900 and CDSC on redeemed shares of approximately $259,900. Sales charges do not represent expenses of the Fund.

    On June 25, 2004, the Fund acquired all of the assets and liabilities of the former Van Kampen Mid Cap Growth ("Mid Cap Growth") Fund through a tax free reorganization approved by Mid Cap Growth shareholders on June 23, 2004. The Fund issued 1,796,405, 2,017,431 and 549,701 shares of Classes A, B and C valued at $35,155,638, $36,676,900 and $9,993,563, respectively, in exchange for Mid
Cap Growth's net assets. The shares of Mid Cap Growth were converted into Fund shares at a ratio of .427 to 1, .445 to 1 and .446 to 1 for Classes A, B and C, respectively. Included in these net assets was a capital loss carryforward of $60,539,261 of which $29,352,212 can be utilized due to limitations stipulated in sec.382 of the internal revenue code. Also included in those net assets were deferred compensation of $29,352 and the deferral of losses related to wash sales transactions of $144,229. Net unrealized appreciation on Mid Cap Growth as of June 25, 2004 was $8,808,940. Shares issued in connection with this reorganization are included in proceeds from shares sold for the year ended March 31, 2005. Combined net assets on the day of reorganization were $502,458,843.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $608,394,157 and $479,369,221, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to 0.25% of Class A average daily net assets and up to 1.00% each for Class B and Class C average daily net assets are accrued daily. The annual

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $1,790,200 and $31,700 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended March 31, 2005, are payments retained by Van Kampen of approximately $884,800 and payments made to Morgan Stanley, an affiliate of the Adviser, of approximately $282,000.

6. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. Then consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative compliant that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

7. INDEMNIFICATIONS

The fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN MID CAP GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Mid Cap Growth Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen Mid Cap Growth Fund (formerly the Van Kampen Growth Fund) (the "Fund"), including the portfolio of investments, as of March 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Mid Cap Growth Fund at March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

                                                               Chicago, Illinois
                                                                     May 9, 2005

VAN KAMPEN MID CAP GROWTH FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN* - President and Chief Executive Officer
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
Executive Vice President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 28

VAN KAMPEN MID CAP GROWTH FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (59)            Trustee      Trustee     Chairman and Chief             83       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

Jerry D. Choate (66)          Trustee      Trustee     Prior to January 1999,         81       Trustee/Director/Managing
33971 Selva Road                           since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

VAN KAMPEN MID CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (64)             Trustee      Trustee     President of CAC, L.L.C.,      83       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Stericycle,
San Diego, CA 92122-6223                               advisory services. Prior                Inc., Ventana Medical
                                                       to February 2001, Vice                  Systems, Inc., and GATX
                                                       Chairman and Director of                Corporation, and Trustee
                                                       Anixter International,                  of The Scripps Research
                                                       Inc., a global                          Institute and the
                                                       distributor of wire,                    University of Chicago
                                                       cable and communications                Hospitals and Health
                                                       connectivity products.                  Systems. Prior to April
                                                       Prior to July 2000,                     2004, Director of
                                                       Managing Partner of                     TheraSense, Inc. Prior to
                                                       Equity Group Corporate                  January 2004, Director of
                                                       Investment (EGI), a                     TeleTech Holdings Inc.
                                                       company that makes                      and Arris Group, Inc.
                                                       private investments in                  Prior to May 2002,
                                                       other companies.                        Director of Peregrine
                                                                                               Systems Inc. Prior to
                                                                                               February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).


VAN KAMPEN MID CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (56)       Trustee      Trustee     Managing Partner of            81       Trustee/Director/Managing
Heidrick & Struggles                       since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

R. Craig Kennedy (53)         Trustee      Trustee     Director and President of      81       Trustee/Director/Managing
1744 R Street, NW                          since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (69)            Trustee      Trustee     Prior to 1998, President       83       Trustee/Director/Managing
736 North Western Avenue                   since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

VAN KAMPEN MID CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (69)           Trustee      Trustee     President of Nelson            81       Trustee/Director/Managing
423 Country Club Drive                     since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (64)     Trustee      Trustee     President Emeritus and         83       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           81       Trustee/Director/Managing
(63)                                       since 1999  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN MID CAP GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (51)       Trustee,     Trustee     President and Chief            81       Trustee/Director/Managing
1221 Avenue of the Americas   President    since       Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief    1999;       funds in the Fund                       in the Fund Complex.
                              Executive    President   Complex. Chairman,
                              Officer      and Chief   President, Chief
                                           Executive   Executive Officer and
                                           Officer     Director of the Adviser
                                           since 2002  and Van Kampen Advisors
                                                       Inc. since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

VAN KAMPEN MID CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (59)  Trustee      Trustee     Advisory Director of           83       Trustee/Director/Managing
1 Parkview Plaza                           since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (65)         Trustee      Trustee     Partner in the law firm        83       Trustee/Director/Managing
333 West Wacker Drive                      since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates. Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN MID CAP GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stefanie V. Chang (38)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Secretary            since 2003  Vice President and Secretary of funds in the Fund Complex.
New York, NY 10020

Amy R. Doberman (43)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                   and the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex as of August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

James W. Garrett (36)         Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Treasurer            since 2005  Chief Financial Officer and Treasurer of the Morgan Stanley
New York, NY 10020                                                 Institutional Funds since 2002 and funds in the Fund Complex since January 2005.

Joseph J. McAlinden (62)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020            Investment Officer                   Investment Management Inc. and Director of Morgan Stanley
                                                                   Trust for over 5 years. Executive Vice President and Chief
                                                                   Investment Officer of funds in the Fund Complex. Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc. since
                                                                   December 2002.

Ronald E. Robison (66)        Executive Vice           Officer     Executive Vice President and Principal Executive Officer of
1221 Avenue of the Americas   President and            since 2003  funds in the Fund Complex. Chief Executive Officer and
New York, NY 10020            Principal Executive                  Chairman of Investor Services. Managing Director of Morgan
                              Officer                              Stanley. Chief Administrative Officer, Managing Director and
                                                                   Director of Morgan Stanley Investment Advisors Inc., Morgan
                                                                   Stanley Services Company Inc. and Managing Director and
                                                                   Director of Morgan Stanley Distributors Inc. Chief Executive
                                                                   Officer and Director of Morgan Stanley Trust. Executive Vice
                                                                   President and Principal Executive Officer of the
                                                                   Institutional and Retail Morgan Stanley Funds; Director of
                                                                   Morgan Stanley SICAV; previously Chief Global Operations
                                                                   Officer and Managing Director of Morgan Stanley Investment
                                                                   Management Inc.

VAN KAMPEN MID CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

John L. Sullivan (49)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management. Prior
                                                                   to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC. 86, 186, 286
GF ANR 5/05 RN05-01133P-Y03/05
                                                   (VAN KAMPEN INVESTMENTS LOGO)

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Small Cap Value Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/05

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Russell 2000 Value Index from 6/30/99 (first month-end after inception) through 3/31/05. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                              VAN KAMPEN SMALL CAP VALUE FUND        RUSSELL 2000 VALUE INDEX
                                                              -------------------------------        ------------------------
6/99                                                                        9426                              10000
                                                                            8806                               9218
12/99                                                                       8922                               9359
                                                                            9032                               9717
                                                                            9289                               9906
                                                                           10097                              10633
12/00                                                                      10961                              11495
                                                                           11076                              11607
                                                                           12671                              12958
                                                                           11152                              11229
12/01                                                                      12524                              13107
                                                                           13520                              14363
                                                                           12984                              14058
                                                                           10381                              11065
12/02                                                                      10752                              11610
                                                                           10296                              11020
                                                                           12303                              13524
                                                                           13079                              14568
12/03                                                                      14960                              16952
                                                                           15784                              18125
                                                                           15638                              18279
                                                                           15745                              18307
12/04                                                                      17514                              20723
3/05                                                                       17223                              19899

Source for index data: Lipper Inc.

                               A SHARES                B SHARES                C SHARES
                            since 6/21/99           since 6/21/99           since 6/21/99
---------------------------------------------------------------------------------------------
                                       W/MAX                   W/MAX                   W/MAX
                                       5.75%                   5.00%                   1.00%
AVERAGE ANNUAL           W/O SALES     SALES     W/O SALES     SALES     W/O SALES     SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception           11.64%      10.50%      10.78%      10.78%      10.81%      10.81%

5-Year                    13.78       12.44       12.98       12.79       13.00       13.00

1-Year                     9.12        2.86        8.31        3.31        8.30        7.30
---------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/ reimbursements the fund's returns would have been lower.

The Russell 2000 Value Index is generally representative of the U.S. market for small-capitalization stocks. It contains securities that value managers typically select from the Russell 2000 Index. The index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2005

Van Kampen Small Cap Value Fund is managed by the Adviser's Small/Mid-Cap Value team.(1) Current members include Richard Glass, Executive Director of the Adviser.

MARKET CONDITIONS

The equity market saw generally solid performance for the 12 months ended March 31, 2005, although gains were not consistently strong over the period. Although the Federal Open Market Committee raised the federal funds target rate seven times during the period, the market largely anticipated these changes and did not experience any major disruption. However, concerns did weigh on investor confidence early in the period, including apprehension about the possibility of terrorist attacks and anxiety related to the unfolding events in Iraq. Investors also worried about rising oil prices during the period, as well as the possibility of another protracted outcome to the U.S. presidential election. Several of these concerns were alleviated as oil prices fell from their highs at the end of October and the presidential election came to a quick and decisive conclusion, setting the stage for a strong equities rally in November and December. Stock performance was further boosted during this time by a pickup in initial public offerings and several high-profile mergers and acquisitions. Although the successful election in Iraq and the upward revision of fourth-quarter gross domestic product numbers supported the market in early 2005, the period ended on a less-positive note as oil prices resumed their upward trend and inflation concerns began to weigh more heavily on the market.

During the period, the strongest-performing sectors within the fund's benchmark, the Russell 2000 Value Index were energy, basic resources, and heavy industry/ transportation. Technology, health care, and financial services stocks lagged. Small-cap stocks lagged their large- and mid-cap counterparts, and value stocks outperformed growth issues across the market capitalization spectrum.

(1)Team members may change at any time without notice.
 2

PERFORMANCE ANALYSIS

The fund returned 9.12 percent for the 12 months ended March 31, 2005 (Class A shares, unadjusted for sales charge). In comparison, the fund's benchmark index, the Russell(R) 2000 Value Index, returned 9.79 percent for the period.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2005

----------------------------------------------------------
                                    RUSSELL(R) 2000
      CLASS A   CLASS B   CLASS C     VALUE INDEX

       9.12%     8.31%     8.30%         9.79%
----------------------------------------------------------

THE PERFORMANCE FOR THE THREE SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION AND INDEX DEFINITIONS.

During this period of rising oil prices, the fund's overweight in energy stocks helped drive positive performance. Although the fund held only three utilities stocks, all three outperformed the benchmark's sector performance, thanks to the solid underlying fundamentals and adept management of these companies. An underweighted position in technology relative to the Russell 2000 Value Index also helped the fund's returns. Concerns that IT spending was not materializing as briskly as expected hurt many technology stocks, particularly semiconductor issues. During this time, the fund benefited from having avoided exposure to the companies that were most seriously hurt by these trends.

On the downside, stock selection within the basic resources sector hurt performance, as the fund lacked exposure to many of the stocks that performed most strongly. While improving economic conditions and increased demand from China created a favorable environment for a number of steel companies, the fund avoided these stocks due to concerns about valuations. Similarly, the fund's holdings within the containers and non-ferrous metals industries did not include those companies that made the strongest gains for the period. Within the consumer services sector, the fund was hurt significantly by its holdings in television broadcasters that suffered from disappointing advertising revenue and higher-than-expected expenses. Within the consumer durables sector, a lack of exposure to the housing industry hurt returns, as demand for these stocks remained strong.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the fund in the future.

TOP 10 HOLDINGS AS OF 3/31/05
Apria Healthcare Group, Inc.                                      3.4%
DRS Technologies, Inc.                                            2.7
AFC Enterprises, Inc.                                             2.5
TBC Corp.                                                         2.1
Denbury Resources, Inc.                                           2.1
Laidlaw International, Inc.                                       2.0
Central Garden & Pet Co.                                          2.0
ProAssurance Corp.                                                1.8
PNM Resources, Inc.                                               1.8
Watts Water Technologies, Inc., Class A                           1.8

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/05
Diversified Commercial Services                                   5.0%
Industrial Machinery                                              4.8
Diversified Banks                                                 4.4
Reinsurance                                                       4.2
Aerospace & Defense                                               3.8
Restaurants                                                       3.8
Real Estate Investment Trusts                                     3.4
Trucking                                                          3.4
Health Care Distributors                                          3.3
Oil & Gas Equipment & Services                                    3.1
Property & Casualty                                               3.1
Life & Health Insurance                                           2.7
Specialty Chemicals                                               2.7
Application Software                                              2.5
Diversified Chemicals                                             2.4
Electronic Equipment Manufacturers                                2.4
Gas Utilities                                                     2.4
Oil & Gas Exploration & Production                                2.4
Specialty Stores                                                  2.4
Integrated Oil & Gas                                              2.1
Household Products                                                2.0
Systems Software                                                  2.0
Thrifts & Mortgage Finance                                        1.9
Electric Utilities                                                1.8
Agricultural Products                                             1.7
Catalog Retail                                                    1.7
Communications Equipment                                          1.7
Highways & Railtracks                                             1.7
Hotels                                                            1.7
Construction & Farm Machinery                                     1.5
Apparel Retail                                                    1.4
Biotechnology                                                     1.3
Packaged Foods                                                    1.3
Aluminum                                                          1.2
Broadcasting & Cable TV                                           1.2
Consumer Finance                                                  1.2
Commercial Printing                                               1.1
Advertising                                                       1.0
Computer Hardware                                                 1.0
Apparel & Accessories                                             0.9

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/05
                                       (continued from previous page)
Other Diversified Financial Services                              0.9
Paper Products                                                    0.8
Regional Banks                                                    0.8
Electrical Components & Equipment                                 0.7
Marine                                                            0.6
Precious Metals & Minerals                                        0.6
Wireless Telecommunication Services                               0.5
Pharmaceuticals                                                   0.4
Alternative Carriers                                              0.1
Casinos & Gaming                                                  0.1
                                                                -----
Total Long-Term Investments                                      99.1%
Short-Term Investments                                            1.3
Liabilities in Excess of Other Assets                            -0.4
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of total net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction cost, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/04 - 3/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, and $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/04          3/31/05       10/1/04-3/31/05
Class A
  Actual.....................................    $1,000.00        $1,093.88          $ 7.36
  Hypothetical...............................     1,000.00         1,017.93            7.09
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,089.98           11.31
  Hypothetical...............................     1,000.00         1,014.13           10.90
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,090.56           10.79
  Hypothetical...............................     1,000.00         1,014.63           10.40
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.41%, 2.17%, and 2.07% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  99.1%
ADVERTISING  1.0%
RH Donnelley Corp. (a)......................................    61,600    $  3,578,344
                                                                          ------------

AEROSPACE & DEFENSE  3.8%
DRS Technologies, Inc. (a)..................................   237,900      10,110,750
Moog, Inc. (a)..............................................    86,400       3,905,280
                                                                          ------------
                                                                            14,016,030
                                                                          ------------
AGRICULTURAL PRODUCTS  1.7%
Corn Products International, Inc. ..........................   116,100       3,017,439
Delta & Pine Land Co. ......................................   121,900       3,291,300
                                                                          ------------
                                                                             6,308,739
                                                                          ------------
ALTERNATIVE CARRIERS  0.1%
Premiere Global Svcs, Inc. (a)..............................    24,615         278,642
                                                                          ------------

ALUMINUM  1.2%
Reliance Steel & Aluminum Co. ..............................   111,300       4,453,113
                                                                          ------------

APPAREL & ACCESSORIES  0.9%
New York & Co., Inc. (a)....................................   165,400       3,319,578
                                                                          ------------

APPAREL RETAIL  1.4%
Stage Stores, Inc. (a)......................................   134,500       5,163,455
                                                                          ------------

APPLICATION SOFTWARE  2.5%
Creo, Inc. (Canada) (a).....................................   264,200       4,243,052
MSC Software Corp. (a)......................................   444,849       4,951,169
                                                                          ------------
                                                                             9,194,221
                                                                          ------------
BIOTECHNOLOGY  1.3%
Bio-Rad Laboratories, Inc. (a)..............................    97,510       4,749,712
                                                                          ------------

BROADCASTING & CABLE TV  1.2%
Nexstar Broadcasting Group, Inc., Class A (a)...............    89,719         632,519
Saga Communications, Inc., Class A (a)......................    10,019         161,306
Sinclair Broadcast Group, Inc., Class A.....................   462,300       3,712,269
                                                                          ------------
                                                                             4,506,094
                                                                          ------------
CASINOS & GAMING  0.1%
Aztar Corp. (a).............................................    13,100         374,136
                                                                          ------------

CATALOG RETAIL  1.7%
School Specialty, Inc. (a)..................................   165,400       6,477,064
                                                                          ------------

COMMERCIAL PRINTING  1.1%
Banta Corp. ................................................    92,000       3,937,600
Cenveo, Inc. (a)............................................    18,200         102,648
                                                                          ------------
                                                                             4,040,248
                                                                          ------------

See Notes to Financial Statements                                              9

VAN KAMPEN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT  1.7%
ADTRAN, Inc. ...............................................   102,700    $  1,811,628
Belden CDT, Inc. ...........................................   208,800       4,637,448
                                                                          ------------
                                                                             6,449,076
                                                                          ------------
COMPUTER HARDWARE  1.0%
Intergraph Corp. (a)........................................   122,500       3,529,225
                                                                          ------------

CONSTRUCTION & FARM MACHINERY  1.5%
Terex Corp. (a).............................................   129,810       5,620,773
                                                                          ------------

CONSUMER FINANCE  1.2%
MoneyGram International, Inc. ..............................   226,200       4,272,918
                                                                          ------------

DIVERSIFIED BANKS  4.4%
Alabama National Bank Corp. ................................    29,300       1,813,377
Central Pacific Financial Corp. ............................   115,200       3,876,480
Independent Bank Corp. .....................................    90,019       2,589,847
Integra Bank Corp. .........................................   141,380       3,130,153
MB Financial Corp. .........................................    69,150       2,648,445
Provident Bancorp, Inc. ....................................   186,800       2,286,432
                                                                          ------------
                                                                            16,344,734
                                                                          ------------
DIVERSIFIED CHEMICALS  2.4%
Acuity Brands, Inc. ........................................   216,600       5,848,200
Hercules, Inc. (a)..........................................   224,638       3,252,758
                                                                          ------------
                                                                             9,100,958
                                                                          ------------
DIVERSIFIED COMMERCIAL SERVICES  5.0%
Geo Group, Inc. (a).........................................   157,300       4,495,634
Gevity HR, Inc. ............................................    99,100       1,894,792
Icon Plc--ADR (Ireland) (a).................................    94,822       3,557,721
Jackson Hewitt Tax Svc, Inc. ...............................   137,200       2,870,224
MAXIMUS, Inc. ..............................................   169,600       5,679,904
                                                                          ------------
                                                                            18,498,275
                                                                          ------------
ELECTRIC UTILITIES  1.8%
PNM Resources, Inc. ........................................   250,750       6,690,010
                                                                          ------------

ELECTRICAL COMPONENTS & EQUIPMENT  0.7%
General Cable Corp. (a).....................................   214,060       2,583,704
                                                                          ------------

ELECTRONIC EQUIPMENT MANUFACTURERS  2.4%
Lipman Electronic Engineering (Israel)......................    95,100       2,733,174
LoJack Corp. (a)............................................   267,200       3,679,344
Methode Electronics, Inc. ..................................   206,000       2,494,660
                                                                          ------------
                                                                             8,907,178
                                                                          ------------
GAS UTILITIES  2.4%
AGL Resources, Inc. ........................................   161,300       5,634,209
UGI Corp. ..................................................    74,800       3,397,416
                                                                          ------------
                                                                             9,031,625
                                                                          ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS  3.3%
Apria Healthcare Group, Inc. (a)............................   387,600    $ 12,441,960
                                                                          ------------

HIGHWAYS & RAILTRACKS  1.7%
Pacer International, Inc. (a)...............................   268,500       6,414,465
                                                                          ------------

HOTELS  1.7%
Intrawest Corp. (Canada)....................................   328,300       6,280,379
                                                                          ------------

HOUSEHOLD PRODUCTS  2.0%
Central Garden & Pet Co. (a)................................   167,300       7,337,778
                                                                          ------------

INDUSTRIAL MACHINERY  4.8%
Albany International Corp., Class A.........................   149,200       4,607,296
Briggs & Stratton Corp. ....................................    70,800       2,577,828
CIRCOR International, Inc. .................................   167,100       4,119,015
Watts Water Technologies, Inc., Class A.....................   200,400       6,535,044
                                                                          ------------
                                                                            17,839,183
                                                                          ------------
INTEGRATED OIL & GAS  2.1%
Denbury Resources, Inc. (a).................................   221,900       7,817,537
                                                                          ------------

LIFE & HEALTH INSURANCE  2.7%
Conseco, Inc. (a)...........................................   232,800       4,753,776
Reinsurance Group of America, Inc. .........................   125,100       5,326,758
                                                                          ------------
                                                                            10,080,534
                                                                          ------------
MARINE  0.6%
Diana Shipping Inc. (Greece) (a)............................   130,910       2,165,251
                                                                          ------------

OIL & GAS EQUIPMENT & SERVICES  3.1%
Superior Energy Services, Inc. (a)..........................   327,000       5,624,400
Universal Compression Holdings, Inc. (a)....................   159,670       6,046,703
                                                                          ------------
                                                                            11,671,103
                                                                          ------------
OIL & GAS EXPLORATION & PRODUCTION  2.4%
Remington Oil & Gas Corp. (a)...............................   161,200       5,081,024
St. Mary Land & Exploration Co. ............................    75,520       3,779,776
                                                                          ------------
                                                                             8,860,800
                                                                          ------------
OTHER DIVERSIFIED FINANCIAL SERVICES  0.9%
Collegiate Funding Services (a).............................   220,000       3,427,600
                                                                          ------------

PACKAGED FOODS  1.3%
Ralcorp Holdings, Inc. (a)..................................   100,600       4,763,410
                                                                          ------------

PAPER PRODUCTS  0.8%
Rock-Tenn Co., Class A......................................   233,700       3,108,210
                                                                          ------------

PHARMACEUTICALS  0.4%
KV Pharmaceutical Co., Class A (a)..........................    66,500       1,542,800
                                                                          ------------

See Notes to Financial Statements                                             11

VAN KAMPEN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
PRECIOUS METALS & MINERALS  0.6%
Apex Silver Mines Ltd. (Cayman Islands) (a).................   145,100    $  2,324,502
                                                                          ------------

PROPERTY & CASUALTY  3.1%
ProAssurance Corp. (a)......................................   169,799       6,707,061
United American Indemnity (Cayman Islands) (a)..............   252,947       4,765,522
                                                                          ------------
                                                                            11,472,583
                                                                          ------------
REAL ESTATE INVESTMENT TRUSTS  3.4%
Anthracite Capital, Inc. ...................................   373,100       4,156,334
Heritage Property Investment Trust, Inc. ...................    87,300       2,591,064
Kilroy Realty Corp. ........................................    28,000       1,145,480
Meristar Hospitality Corp. (a)..............................   389,300       2,725,100
Parkway Properties, Inc. ...................................    45,300       2,115,510
                                                                          ------------
                                                                            12,733,488
                                                                          ------------
REINSURANCE  4.2%
Max Re Capital, Ltd (Bermuda)...............................   163,800       3,854,214
NYMAGIC, Inc. ..............................................    91,700       2,173,290
Platinum Underwriters Holdings, Ltd. (Bermuda)..............   157,500       4,677,750
Triad Guaranty, Inc. (a)....................................    93,699       4,929,504
                                                                          ------------
                                                                            15,634,758
                                                                          ------------
REGIONAL BANKS  0.8%
Provident Bankshares Corp. .................................    93,000       3,065,280
                                                                          ------------

RESTAURANTS  3.8%
AFC Enterprises, Inc. (a)...................................   361,800       9,229,518
Denny's Corp. (a)...........................................   991,300       4,708,675
                                                                          ------------
                                                                            13,938,193
                                                                          ------------
SPECIALTY CHEMICALS  2.7%
Cytec Industries, Inc. .....................................   118,800       6,444,900
Schulman A, Inc. ...........................................   207,700       3,618,134
                                                                          ------------
                                                                            10,063,034
                                                                          ------------
SPECIALTY STORES  2.4%
Linens N Things, Inc. (a)...................................    37,400         933,856
TBC Corp. (a)...............................................   284,500       7,926,170
                                                                          ------------
                                                                             8,860,026
                                                                          ------------
SYSTEMS SOFTWARE  2.0%
CCC Information Services Group, Inc. (a)....................   182,439       4,168,731
Hummingbird Ltd. (Canada) (a)...............................   140,650       3,374,194
                                                                          ------------
                                                                             7,542,925
                                                                          ------------
THRIFTS & MORTGAGE FINANCE  1.9%
First Niagara Financial Group, Inc. ........................   237,283       3,134,508
PFF Bancorp, Inc. ..........................................    66,330       1,830,708
R&G Financial Corp., Class B (Puerto Rico)..................    70,050       2,183,459
                                                                          ------------
                                                                             7,148,675
                                                                          ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
TRUCKING  3.4%
Laidlaw International, Inc. (a).............................   352,900    $  7,340,320
Overnite Corp. .............................................   162,800       5,207,972
                                                                          ------------
                                                                            12,548,292
                                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES  0.5%
EMS Technologies, Inc. (a)..................................   126,300       1,717,680
                                                                          ------------

TOTAL LONG-TERM INVESTMENTS  99.1%
  (Cost $275,779,760)..................................................    368,288,298

REPURCHASE AGREEMENT  1.3%
UBS Securities LLC ($4,848,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.53%, dated
  03/31/05, to be sold on 04/01/05 at $4,848,341) (Cost $4,848,000)....      4,848,000
                                                                          ------------

TOTAL INVESTMENTS  100.4%
  (Cost $280,627,760)..................................................    373,136,298
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.4%)..........................     (1,510,922)
                                                                          ------------

NET ASSETS  100.0%.....................................................   $371,625,376
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             13

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2005

ASSETS:
Total Investments (Cost $280,627,760).......................  $373,136,298
Cash........................................................         1,445
Receivables:
  Investments Sold..........................................     1,418,874
  Dividends.................................................       318,038
  Fund Shares Sold..........................................       106,921
  Interest..................................................           341
Other.......................................................        41,019
                                                              ------------
    Total Assets............................................   375,022,936
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     1,975,311
  Fund Shares Repurchased...................................       506,452
  Distributor and Affiliates................................       414,170
  Investment Advisory Fee...................................       216,790
Accrued Expenses............................................       211,209
Trustees' Deferred Compensation and Retirement Plans........        73,628
                                                              ------------
    Total Liabilities.......................................     3,397,560
                                                              ------------
NET ASSETS..................................................  $371,625,376
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $266,450,857
Net Unrealized Appreciation.................................    92,508,538
Accumulated Net Realized Gain...............................    12,681,463
Accumulated Net Investment Loss.............................       (15,482)
                                                              ------------
NET ASSETS..................................................  $371,625,376
                                                              ============
NET ASSET VALUE PER COMMON SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $202,233,552 and 11,779,971 shares of
    beneficial interest issued and outstanding).............  $      17.17
    Maximum sales charge (5.75%* of offering price).........          1.05
                                                              ------------
    Maximum offering price to public........................  $      18.22
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $131,358,773 and 7,948,858 shares of
    beneficial interest issued and outstanding).............  $      16.53
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $38,033,051 and 2,298,416 shares of
    beneficial interest issued and outstanding).............  $      16.55
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

 14                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2005

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $12,241).....  $ 4,136,187
Interest....................................................       97,273
                                                              -----------
    Total Income............................................    4,233,460
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    2,633,772
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $495,322, $1,294,322 and $379,190,
  respectively).............................................    2,168,834
Shareholder Services........................................    1,246,854
Legal.......................................................       64,142
Custody.....................................................       49,057
Trustees' Fees and Related Expenses.........................       23,690
Other.......................................................      415,009
                                                              -----------
    Total Expenses..........................................    6,601,358
    Less Credits Earned on Cash Balances....................        5,492
                                                              -----------
    Net Expenses............................................    6,595,866
                                                              -----------
NET INVESTMENT LOSS.........................................  $(2,362,406)
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $25,823,044
  Foreign Currency Transactions.............................         (311)
                                                              -----------
Net Realized Gain...........................................   25,822,733
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   85,750,972
  End of the Period.........................................   92,508,538
                                                              -----------
Net Unrealized Appreciation During the Period...............    6,757,566
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $32,580,299
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $30,217,893
                                                              ===========

See Notes to Financial Statements                                             15

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                 FOR THE          FOR THE
                                                                YEAR ENDED       YEAR ENDED
                                                              MARCH 31, 2005   MARCH 31, 2004
                                                              -------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.........................................   $ (2,362,406)   $  (2,729,806)
Net Realized Gain...........................................     25,822,733       24,616,668
Net Unrealized Appreciation During the Period...............      6,757,566      107,140,864
                                                               ------------    -------------
Change in Net Assets from Operations........................     30,217,893      129,027,726
                                                               ------------    -------------

Distributions from Net Realized Gain:
  Class A Shares............................................     (6,894,967)             -0-
  Class B Shares............................................     (4,737,481)             -0-
  Class C Shares............................................     (1,405,902)             -0-
                                                               ------------    -------------
Total Distributions.........................................    (13,038,350)             -0-
                                                               ------------    -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........     17,179,543      129,027,726
                                                               ------------    -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................     52,197,556      145,039,882
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................     12,269,717              -0-
Cost of Shares Repurchased..................................    (93,461,091)    (119,907,698)
                                                               ------------    -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........    (28,993,818)      25,132,184
                                                               ------------    -------------
TOTAL INCREASE/DECREASE IN NET ASSETS.......................    (11,814,275)     154,159,910
NET ASSETS:
Beginning of the Period.....................................    383,439,651      229,279,741
                                                               ------------    -------------
End of the Period (Including accumulated undistributed net
  investment income of ($15,482) and $11,171,
  respectively).............................................   $371,625,376    $ 383,439,651
                                                               ============    =============

 16                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                      YEAR ENDED MARCH 31,
CLASS A SHARES                                   ---------------------------------------------------------------
                                                  2005          2004          2003           2002          2001
                                                 ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................       $16.28        $10.62        $ 14.13        $11.59        $ 9.81
                                                 ------        ------        -------        ------        ------
  Net Investment Income/Loss..............         (.05)(a)      (.07)(a)       (.05)          .02(a)        .06
  Net Realized and Unrealized Gain/Loss...         1.52          5.73          (3.31)         2.53          2.15
                                                 ------        ------        -------        ------        ------
Total from Investment Operations..........         1.47          5.66          (3.36)         2.55          2.21
                                                 ------        ------        -------        ------        ------
Less:
  Distributions from Net Investment
    Income................................          -0-           -0-            -0-           -0-(c)        .04
  Distributions from Net Realized Gain....          .58           -0-            .15           .01           .39
                                                 ------        ------        -------        ------        ------
Total Distributions.......................          .58           -0-            .15           .01           .43
                                                 ------        ------        -------        ------        ------
NET ASSET VALUE, END OF THE PERIOD........       $17.17        $16.28        $ 10.62        $14.13        $11.59
                                                 ======        ======        =======        ======        ======

Total Return* (b).........................        9.12%        53.30%        -23.84%        22.07%        22.63%
Net Assets at End of the Period (In
  millions)...............................       $202.2        $204.8        $ 118.2        $ 73.2        $ 15.0
Ratio of Expenses to Average Net
  Assets*.................................        1.45%         1.50%          1.50%         1.50%         1.50%
Ratio of Net Investment Income/Loss to
  Average Net Assets*.....................        (.30%)        (.49%)         (.39%)         .14%          .74%
Portfolio Turnover........................          40%           48%            66%          101%           27%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets...............................          N/A         1.50%          1.59%         1.63%         2.71%
   Ratio of Net Investment Income/Loss to
     Average Net Assets...................          N/A         (.49%)         (.48%)         .01%         (.47%)

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchases. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Amount is less than $.01.

See Notes to Financial Statements                                             17

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                      YEAR ENDED MARCH 31,
CLASS B SHARES                                   ---------------------------------------------------------------
                                                  2005          2004          2003           2002          2001
                                                 ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................       $15.81        $10.39        $ 13.94        $11.52        $ 9.78
                                                 ------        ------        -------        ------        ------
  Net Investment Loss.....................         (.17)(a)      (.17)(a)       (.12)         (.08)(a)       -0-
  Net Realized and Unrealized Gain/Loss...         1.47          5.59          (3.28)         2.51          2.13
                                                 ------        ------        -------        ------        ------
Total from Investment Operations..........         1.30          5.42          (3.40)         2.43          2.13
Less Distributions from Net Realized
  Gain....................................          .58           -0-            .15           .01           .39
                                                 ------        ------        -------        ------        ------
NET ASSET VALUE, END OF THE PERIOD........       $16.53        $15.81        $ 10.39        $13.94        $11.52
                                                 ======        ======        =======        ======        ======

Total Return* (b).........................        8.31%        52.17%        -24.46%        21.12%        22.05%
Net Assets at End of the Period (In
  millions)...............................       $131.4        $135.0        $  85.2        $ 86.6        $ 13.0
Ratio of Expenses to Average Net
  Assets*.................................        2.21%         2.25%          2.25%         2.25%         2.25%
Ratio of Net Investment Loss to Average
  Net Assets*.............................       (1.06%)       (1.24%)        (1.13%)        (.61%)        (.01%)
Portfolio Turnover........................          40%           48%            66%          101%           27%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets...............................          N/A         2.25%          2.34%         2.38%         3.46%
   Ratio of Net Investment Loss to Average
     Net Assets...........................          N/A        (1.24%)        (1.22%)        (.74%)       (1.22%)

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum contingent deferred sales charge of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 18                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                      YEAR ENDED MARCH 31,
CLASS C SHARES                                   ---------------------------------------------------------------
                                                  2005          2004          2003           2002          2001
                                                 ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................       $15.83        $10.40        $ 13.95        $11.52        $ 9.78
                                                 ------        ------        -------        ------        ------
  Net Investment Loss.....................         (.16)(a)      (.17)(a)       (.13)         (.08)(a)       -0-
  Net Realized and Unrealized Gain/Loss...         1.46          5.60          (3.27)         2.52          2.13
                                                 ------        ------        -------        ------        ------
Total from Investment Operations..........         1.30          5.43          (3.40)         2.44          2.13
Less Distributions from Net Realized
  Gain....................................          .58           -0-            .15           .01           .39
                                                 ------        ------        -------        ------        ------
NET ASSET VALUE, END OF THE PERIOD........       $16.55        $15.83        $ 10.40        $13.95        $11.52
                                                 ======        ======        =======        ======        ======

Total Return* (b).........................        8.30%(c)     52.21%        -24.44%        21.21%        22.04%
Net Assets at End of the Period (In
  millions)...............................       $ 38.0        $ 43.7        $  25.8        $ 29.3        $  6.2
Ratio of Expenses to Average Net
  Assets*.................................        2.16%(c)      2.25%          2.25%         2.25%         2.25%
Ratio of Net Investment Loss to Average
  Net Assets*.............................       (1.01%)(c)    (1.24%)        (1.13%)        (.61%)        (.01%)
Portfolio Turnover........................          40%           48%            66%          101%           27%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets...............................          N/A         2.25%          2.34%         2.38%         3.46%
   Ratio of Net Investment Loss to Average
     Net Assets...........................          N/A        (1.24%)        (1.22%)        (.74%)       (1.22%)

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 5).

See Notes to Financial Statements                                             19

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Small Cap Value Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a diversified, open-end investment management company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek capital appreciation. The Fund commenced investment operations on June 21, 1999 with three classes of common shares, Class A, Class B, and Class C Shares. The Fund registered Class I Shares on July 31, 2004. There were no sales of Class I Shares for the period ended March 31, 2005.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices, or, if not available, their fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

    At March 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $280,594,548
                                                              ============
Gross tax unrealized appreciation...........................  $ 98,468,629
Gross tax unrealized depreciation...........................    (5,926,879)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 92,541,750
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character distributions paid during the years ended March 31, 2005 and 2004 was as follows:

                                                                 2005        2004
Distributions paid from:
  Ordinary income...........................................  $       -0-    $-0-
  Long-term capital gain....................................   13,038,350     -0-
                                                              -----------    ----
                                                              $13,038,350    $-0-
                                                              ===========    ====

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book and tax basis differences relating to distributions from and the sale of Real Estate Investment Trusts totaling $803,072 and $142,921, respectively, were reclassified from accumulated net investment loss to accumulated net realized gain. A permanent book and tax difference relating to a net operating loss totaling $3,282,418 was reclassified from accumulated net investment loss to capital. A permanent book and tax basis difference relating to the Fund's investment in other regulated investment companies totaling $361 was reclassified from accumulated net investment loss to accumulated net realized gain. Additionally, a permanent book to tax difference relating to net realized foreign currency losses totaling $311 was reclassified from accumulated net realized gain to accumulated net investment loss.

    As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gain........................  $12,699,062

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended March 31, 2005, the Fund's custody fee was reduced by $5,492 as a result of credits earned on cash balances.

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     0.670
Next $500 million...........................................     0.645
Over $1 billion.............................................     0.620

    Effective November 1, 2004, the management fee was reduced from .75% for the first $500 million, .70% for the next $500 million, and .65% for any average daily net assets greater than $1 billion.

    The Adviser has agreed to waive all expenses in excess of 1.50% of Class A average net assets, 2.25% of Class B average net assets, and 2.25% of Class C average net assets. This waiver is voluntary and can be discontinued at any time.

    For the year ended March 31, 2005, the Fund recognized expenses of approximately $35,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended March 31, 2005, the Fund recognized expenses of approximately $53,700 representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2005, the Fund recognized expenses of approximately $1,081,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $32,841 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease on the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended March 31, 2005, the Fund paid brokerage commissions to Morgan Stanley DW Inc. (Morgan Stanley), an affiliate of the Adviser, totaling $1,431.

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

3. CAPITAL TRANSACTIONS

At March 31, 2005, capital aggregated $141,057,762, $98,160,341 and $27,232,754 for Classes A, B, and C, respectively. For the year ended March 31, 2005, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   2,106,104    $ 34,519,429
  Class B...................................................     963,314      15,336,823
  Class C...................................................     147,193       2,341,304
                                                              ----------    ------------
Total Sales.................................................   3,216,611    $ 52,197,556
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................     392,066    $  6,618,067
  Class B...................................................     271,877       4,426,160
  Class C...................................................      75,183       1,225,490
                                                              ----------    ------------
Total Dividend Reinvestment.................................     739,126    $ 12,269,717
                                                              ==========    ============
Repurchases:
  Class A...................................................  (3,293,268)   $(53,826,647)
  Class B...................................................  (1,820,834)    (28,787,963)
  Class C...................................................    (686,261)    (10,846,481)
                                                              ----------    ------------
Total Repurchases...........................................  (5,800,363)   $(93,461,091)
                                                              ==========    ============

    At March 31, 2004, capital aggregated $155,533,161, $108,345,560 and
$34,848,372 for Classes A, B, and C, respectively. For the year ended March 31, 2004, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class A...................................................   7,552,391    $ 102,690,793
  Class B...................................................   2,177,316       29,611,500
  Class C...................................................     941,591       12,737,589
                                                              ----------    -------------
Total Sales.................................................  10,671,298    $ 145,039,882
                                                              ==========    =============
Repurchases:
  Class A...................................................  (6,113,056)   $ (85,084,011)
  Class B...................................................  (1,842,840)     (25,601,871)
  Class C...................................................    (661,738)      (9,221,816)
                                                              ----------    -------------
Total Repurchases...........................................  (8,617,634)   $(119,907,698)
                                                              ==========    =============

    Class B Shares and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. For the years ended March 31, 2005 and 2004, 224,172 and 0 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. For

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

the years ended March 31, 2005 and 2004, 487 and 0 Class C shares automatically converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class C Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C Shares will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the year ended March 31, 2005, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $23,500 and CDSC on redeemed shares of approximately $249,800. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $145,828,275 and $191,655,088, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such class of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $2,103,500 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

    Included in the fees for the year ended March 31, 2005, are payments retained by Van Kampen of approximately $1,400,100 and payments made to Morgan Stanley of approximately $353,700.

6. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of the Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative compliant that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, that plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN SMALL CAP VALUE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Small Cap Value Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen Small Cap Value Fund (the "Fund"), including the portfolio of investments, as of March 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Small Cap Value Fund at March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

                                                               Chicago, Illinois
                                                                     May 9, 2005

VAN KAMPEN SMALL CAP VALUE FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J. KERR
MITCHELL M. MERIN* - President and Chief
Executive Officer
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
Executive Vice President and
Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANGE
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947
CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1173
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal Income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended March 31, 2005. During the period, the Fund designated and paid $13,038,350 as a long-term capital gain distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN SMALL CAP VALUE FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (59)            Trustee      Trustee     Chairman and Chief             83       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

Jerry D. Choate (66)          Trustee      Trustee     Prior to January 1999,         81       Trustee/Director/Managing
33971 Selva Road                           since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

VAN KAMPEN SMALL CAP VALUE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (64)             Trustee      Trustee     President of CAC, L.L.C.,      83       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Stericycle,
San Diego, CA 92122-6223                               advisory services. Prior                Inc., Ventana Medical
                                                       to February 2001, Vice                  Systems, Inc., and GATX
                                                       Chairman and Director of                Corporation, and Trustee
                                                       Anixter International,                  of The Scripps Research
                                                       Inc., a global                          Institute and the
                                                       distributor of wire,                    University of Chicago
                                                       cable and communications                Hospitals and Health
                                                       connectivity products.                  Systems. Prior to April
                                                       Prior to July 2000,                     2004, Director of
                                                       Managing Partner of                     TheraSense, Inc. Prior to
                                                       Equity Group Corporate                  January 2004, Director of
                                                       Investment (EGI), a                     TeleTech Holdings Inc.
                                                       company that makes                      and Arris Group, Inc.
                                                       private investments in                  Prior to May 2002,
                                                       other companies.                        Director of Peregrine
                                                                                               Systems Inc. Prior to
                                                                                               February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).


VAN KAMPEN SMALL CAP VALUE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (56)       Trustee      Trustee     Managing Partner of            81       Trustee/Director/Managing
Heidrick & Struggles                       since 1999  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

R. Craig Kennedy (53)         Trustee      Trustee     Director and President of      81       Trustee/Director/Managing
1744 R Street, NW                          since 1999  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (69)            Trustee      Trustee     Prior to 1998, President       83       Trustee/Director/Managing
736 North Western Avenue                   since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

VAN KAMPEN SMALL CAP VALUE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (69)           Trustee      Trustee     President of Nelson            81       Trustee/Director/Managing
423 Country Club Drive                     since 1999  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (64)     Trustee      Trustee     President Emeritus and         83       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           81       Trustee/Director/Managing
(63)                                       since 1999  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN SMALL CAP VALUE FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (51)       Trustee,     Trustee     President and Chief            81       Trustee/Director/Managing
1221 Avenue of the Americas   President    since       Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief    1999;       funds in the Fund                       in the Fund Complex.
                              Executive    President   Complex. Chairman,
                              Officer      and Chief   President, Chief
                                           Executive   Executive Officer and
                                           Officer     Director of the Adviser
                                           since 2002  and Van Kampen Advisors
                                                       Inc. since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

VAN KAMPEN SMALL CAP VALUE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (59)  Trustee      Trustee     Advisory Director of           83       Trustee/Director/Managing
1 Parkview Plaza                           since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (65)         Trustee      Trustee     Partner in the law firm        83       Trustee/Director/Managing
333 West Wacker Drive                      since 1999  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates. Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN SMALL CAP VALUE FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stefanie V. Chang (38)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Secretary            since 2003  Vice President and Secretary of funds in the Fund Complex.
New York, NY 10020

Amy R. Doberman (43)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                   and the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex as of August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

James W. Garrett (36)         Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Treasurer            since 2005  Chief Financial Officer and Treasurer of the Morgan Stanley
New York, NY 10020                                                 Institutional Funds since 2002 and funds in the Fund Complex since January 2005.

Joseph J. McAlinden (62)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020            Investment Officer                   Investment Management Inc. and Director of Morgan Stanley
                                                                   Trust for over 5 years. Executive Vice President and Chief
                                                                   Investment Officer of funds in the Fund Complex. Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc. since
                                                                   December 2002.

Ronald E. Robison (66)        Executive Vice           Officer     Executive Vice President and Principal Executive Officer of
1221 Avenue of the Americas   President and            since 2003  funds in the Fund Complex. Chief Executive Officer and
New York, NY 10020            Principal Executive                  Chairman of Investor Services. Managing Director of Morgan
                              Officer                              Stanley. Chief Administrative Officer, Managing Director and
                                                                   Director of Morgan Stanley Investment Advisors Inc., Morgan
                                                                   Stanley Services Company Inc. and Managing Director and
                                                                   Director of Morgan Stanley Distributors Inc. Chief Executive
                                                                   Officer and Director of Morgan Stanley Trust. Executive Vice
                                                                   President and Principal Executive Officer of the
                                                                   Institutional and Retail Morgan Stanley Funds; Director of
                                                                   Morgan Stanley SICAV; previously Chief Global Operations
                                                                   Officer and Managing Director of Morgan Stanley Investment
                                                                   Management Inc.

VAN KAMPEN SMALL CAP VALUE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

John L. Sullivan (49)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1999  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management. Prior
                                                                   to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC. 78, 178, 278
SCV ANR 5/05 RN05-01026P-Y03/05
                                                   (VAN KAMPEN INVESTMENTS LOGO)

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Select Growth Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/05

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Russell 1000 Growth Index and the S&P 500 Index from 6/30/2000 (first month-end after inception) through 3/31/2005. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                VAN KAMPEN SELECT GROWTH
                                                          FUND              RUSSELL 1000 GROWTH INDEX         S&P 500 INDEX
                                                ------------------------    -------------------------         -------------
6/00                                                      9421                        10000                       10000
                                                          9924                         9462                        9902
12/00                                                     7759                         7442                        9127
                                                          5470                         5887                        8045
                                                          5394                         6382                        8516
                                                          4264                         5143                        7266
12/01                                                     4815                         5922                        8042
                                                          4682                         5769                        8065
                                                          4065                         4692                        6984
                                                          3514                         3986                        5778
12/02                                                     3476                         4271                        6266
                                                          3457                         4225                        6068
                                                          3903                         4829                        7002
                                                          4055                         5018                        7187
12/03                                                     4425                         5541                        8062
                                                          4501                         5584                        8199
                                                          4634                         5692                        8340
                                                          4387                         5395                        8184
12/04                                                     4862                         5890                        8939
3/05                                                      4615                         5649                        8747

Source for index data: Lipper Inc.

                              A SHARES                  B SHARES                  C SHARES
                            since 6/26/00             since 6/26/00             since 6/26/00
--------------------------------------------------------------------------------------------------
                                      W/MAX                     W/MAX                     W/MAX
AVERAGE ANNUAL         W/O SALES   5.75% SALES   W/O SALES   5.00% SALES   W/O SALES   1.00% SALES
TOTAL RETURNS           CHARGES      CHARGES      CHARGES      CHARGES      CHARGES      CHARGES

Since Inception         -14.06%      -15.12%      -14.70%      -14.97%      -14.70%      -14.70%

1-year                    2.53        -3.38         1.96        -3.04         1.96         0.96
--------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000 Growth Index is generally representative of the U.S. market for large-capitalization growth stocks. The S&P 500 Stock Index is generally representative of the U.S. stock market. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2005

Van Kampen Select Growth Fund is managed by the Adviser's Multi-Cap Growth team.(1) Current members include Gary Lewis, Managing Director of the Adviser; Janet Luby, Dudley Brickhouse, and David Walker, Executive Directors of the Adviser; and Matthew Hart and Scott Miller, Vice Presidents of the Adviser.

MARKET CONDITIONS

For the 12 months ended March 31, 2005, the equity markets delivered positive performance. Against the backdrop of economic recovery, the Federal Open Market Committee raised the federal funds target rate several times during the reporting period. Largely anticipated by investors, these upticks did not cause major market disruptions.

Although the market continued to favor value stocks, growth stocks enjoyed increased recognition in the market, helped by a variety of factors. Earnings growth remained strong and balance sheets improved. Additionally, corporations became somewhat more willing to spend their cash stockpiles, which translated into stock buy-backs, increased dividends, and measured capital spending.

While the markets were more stable than in years past, the period was not without volatility. In the early portion of the reporting period, investors were apprehensive about the unfolding of events in Iraq, the threat of terrorist attacks, rising oil prices, and the possibility of another protracted outcome to the U.S. presidential election. Sentiment improved as oil prices fell from their highs at the end of October and the presidential election came to a quick and decisive close. These factors set the stage for a stock rally in November and December.

After a brisk close to 2004, the equity market gave back gains in the first quarter of 2005. Despite the successful election in Iraq and the upward revision of fourth-quarter gross domestic product numbers, the period ended on a less-positive note as rising oil prices and interest rates took a toll on investor sentiment.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

Van Kampen Select Growth Fund returned 2.53 percent for the 12 months ended March 31, 2005 (Class A shares, unadjusted for sales charge). In comparison, the fund's benchmarks, the Russell 1000 Growth Index and the Standard & Poor's 500 Index, rose 1.16 percent and 6.69 percent, respectively.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2005

-------------------------------------------------------------------
                                    RUSSELL 1000(R)   S&P 500
      CLASS A   CLASS B   CLASS C    GROWTH INDEX      INDEX

       2.53%     1.96%     1.96%        1.16%          6.69%
-------------------------------------------------------------------

THE PERFORMANCE FOR THE THREE SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION AND INDEX DEFINITIONS.

Stock selection within technology was a significant positive contributor to fund performance during the reporting period. In particular, the fund benefited from strong stock selection in the hardware industry as demand for consumer electronics products was very strong and supply remained controlled. As the economic stagnation seen during the Iraq War gave way to the early stages of recovery, industrial stocks also generated notable gains for the fund.

Energy stocks were another bright area for the fund. A significant ramp-up in oil prices had a positive impact on the growth and earnings potential of energy stocks. Consequently, more stocks in this sector met the criteria of our investment discipline and we established an energy position that was considerably overweighted relative to the Russell 1000 Growth Index. We maintained this overweight throughout the period; our conviction served the fund well as rising commodity prices and strong demand from China helped these stocks garner market recognition, which in turn helped propel overall fund performance.

In contrast, the fund's consumer discretionary stocks fell short and its relative performance was hindered by underweighted positions in telecommunication services and utilities, which did well over the reporting period. Concerns about inflation, rising interest rates and commodity prices drove investors to these more defensive areas of the market.

In closing, we note that regardless of the market environment, we remain true to our discipline. We seek companies that show accelerating growth or more growth than the overall economy and that have rising earnings expectations or rising valuations. As growth fund managers, we are encouraged by recent economic and market trends. Although there is still a value bias in the equity market, the climate for growth stocks has improved. Corporations have become more confident about spending cash surpluses to buy back shares of stock, increase capital investment or complete mergers. In addition, valuations of growth stocks have compressed significantly, presenting an environment where companies with higher than average growth prospects may outperform the overall market. Against this backdrop, we believe that our investment style is well positioned to exploit emerging opportunities.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the fund in the future.

TOP TEN HOLDINGS AS OF 3/31/05
UnitedHealth Group, Inc.                                          4.4%
Apple Computer, Inc.                                              3.9
General Electric Co.                                              3.9
Johnson & Johnson                                                 3.5
Walt Disney Co.                                                   3.3
Adobe Systems, Inc.                                               3.2
Texas Instruments, Inc.                                           3.0
Goldman Sachs Group, Inc.                                         2.9
Yahoo!, Inc.                                                      2.5
Google, Inc., Class A                                             2.4

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF MARCH 31, 2005
Semiconductors                                                     9.6%
Pharmaceuticals                                                    6.9
Internet Software & Services                                       6.1
Industrial Conglomerates                                           5.9
Computer Hardware                                                  5.7
Systems Software                                                   5.2
Health Care Equipment                                              5.0
Managed Health Care                                                4.4
Movies & Entertainment                                             3.3
Investment Banking & Brokerage                                     2.9
Hotels                                                             2.6
Biotechnology                                                      2.4
Consumer Finance                                                   2.4
Footwear                                                           2.4
Oil & Gas Drilling                                                 2.3
Communications Equipment                                           2.1
Apparel Retail                                                     2.0
Department Stores                                                  1.8
Metals                                                             1.8
Apparel & Accessories                                              1.7
Application Software                                               1.6
Integrated Oil & Gas                                               1.6
Computer Storage & Peripherals                                     1.5
Specialty Stores                                                   1.5
Air Freight & Couriers                                             1.4
Oil & Gas Exploration & Production                                 1.4
Drug Retail                                                        1.3
Casinos & Gaming                                                   1.2
Diversified Banks                                                  1.1
Internet Retail                                                    1.1
Consumer Electronics                                               1.0
Diversified Chemicals                                              1.0
Health Care Facilities                                             1.0
Household Products                                                 1.0

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF MARCH 31, 2005
                                         (continued from previous page)
Packaged Foods                                                     1.0
Multi-line Insurance                                               0.8
                                                                 -----
Total Long-Term Investments                                       96.0%
Short-Term Investments                                             6.2
Liabilities in Excess of Other Assets                             -2.2
                                                                 -----
Total Net Assets                                                 100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/04 - 03/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/04          3/31/05       10/1/04-3/31/05
Class A
  Actual.....................................    $1,000.00        $1,051.95          $ 8.54
  Hypothetical...............................     1,000.00         1,016.63            8.40
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,049.22           12.41
  Hypothetical...............................     1,000.00         1,012.83           12.19
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,049.22           12.41
  Hypothetical...............................     1,000.00         1,012.83           12.19
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.67%, 2.43%, and 2.43% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN SELECT GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  96.0%
AIR FREIGHT & COURIERS  1.4%
FedEx Corp. ................................................    35,000    $  3,288,250
                                                                          ------------

APPAREL & ACCESSORIES  1.7%
Coach, Inc. (a).............................................    70,000       3,964,100
                                                                          ------------

APPAREL RETAIL  2.0%
Abercrombie & Fitch Co., Class A............................    80,000       4,579,200
                                                                          ------------

APPLICATION SOFTWARE  1.6%
Autodesk, Inc. (a)..........................................   120,000       3,571,200
                                                                          ------------

BIOTECHNOLOGY  2.4%
Amgen, Inc. (a).............................................    55,000       3,201,550
Genzyme Corp. (a)...........................................    40,000       2,289,600
                                                                          ------------
                                                                             5,491,150
                                                                          ------------
CASINOS & GAMING  1.2%
Wynn Resorts, Ltd. (a)......................................    40,000       2,709,600
                                                                          ------------

COMMUNICATIONS EQUIPMENT  2.1%
Cisco Systems, Inc. (a).....................................   140,000       2,504,600
Nokia Oyj--ADR (Finland)....................................   155,000       2,391,650
                                                                          ------------
                                                                             4,896,250
                                                                          ------------
COMPUTER HARDWARE  5.7%
Apple Computer, Inc. (a)....................................   215,000       8,959,050
Dell, Inc. (a)..............................................   110,000       4,226,200
                                                                          ------------
                                                                            13,185,250
                                                                          ------------
COMPUTER STORAGE & PERIPHERALS  1.5%
EMC Corp. (a)...............................................   285,000       3,511,200
                                                                          ------------

CONSUMER ELECTRONICS  1.0%
Harman International Industries, Inc. ......................    25,000       2,211,500
                                                                          ------------

CONSUMER FINANCE  2.4%
American Express Co. .......................................    50,000       2,568,500
Capital One Financial Corp. ................................    40,000       2,990,800
                                                                          ------------
                                                                             5,559,300
                                                                          ------------
DEPARTMENT STORES  1.8%
Nordstrom, Inc. ............................................    75,000       4,153,500
                                                                          ------------

DIVERSIFIED BANKS  1.1%
Bank of America Corp. ......................................    55,000       2,425,500
                                                                          ------------

DIVERSIFIED CHEMICALS  1.0%
Lyondell Chemical Co. ......................................    85,000       2,373,200
                                                                          ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN SELECT GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
DRUG RETAIL  1.3%
CVS Corp. ..................................................    55,000    $  2,894,100
                                                                          ------------

FOOTWEAR  2.4%
Nike, Inc., Class B.........................................    65,000       5,415,150
                                                                          ------------

HEALTH CARE EQUIPMENT  5.0%
Johnson & Johnson...........................................   120,000       8,059,200
St. Jude Medical, Inc. (a)..................................    95,000       3,420,000
                                                                          ------------
                                                                            11,479,200
                                                                          ------------
HEALTH CARE FACILITIES  1.0%
HCA, Inc. ..................................................    45,000       2,410,650
                                                                          ------------

HOTELS  2.6%
Carnival Corp. .............................................    45,000       2,331,450
Starwood Hotels & Resorts Worldwide, Inc., Class B..........    60,000       3,601,800
                                                                          ------------
                                                                             5,933,250
                                                                          ------------
HOUSEHOLD PRODUCTS  1.0%
Procter & Gamble Co. .......................................    45,000       2,385,000
                                                                          ------------

INDUSTRIAL CONGLOMERATES  5.9%
General Electric Co. .......................................   250,000       9,015,000
Tyco International, Ltd. (Bermuda)..........................   135,000       4,563,000
                                                                          ------------
                                                                            13,578,000
                                                                          ------------
INTEGRATED OIL & GAS  1.6%
Exxon Mobil Corp. ..........................................    60,000       3,576,000
                                                                          ------------

INTERNET RETAIL  1.1%
eBay, Inc. (a)..............................................    65,000       2,421,900
                                                                          ------------

INTERNET SOFTWARE & SERVICES  6.1%
Google, Inc., Class A (a)...................................    30,000       5,415,300
VeriSign, Inc. (a)..........................................   100,000       2,870,000
Yahoo!, Inc. (a)............................................   170,000       5,763,000
                                                                          ------------
                                                                            14,048,300
                                                                          ------------
INVESTMENT BANKING & BROKERAGE  2.9%
Goldman Sachs Group, Inc. ..................................    60,000       6,599,400
                                                                          ------------

MANAGED HEALTH CARE  4.4%
UnitedHealth Group, Inc. ...................................   105,000      10,014,900
                                                                          ------------

METALS  1.8%
Precision Castparts Corp. ..................................    55,000       4,235,550
                                                                          ------------

MOVIES & ENTERTAINMENT  3.3%
Walt Disney Co. ............................................   265,000       7,613,450
                                                                          ------------

See Notes to Financial Statements                                             11

VAN KAMPEN SELECT GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
MULTI-LINE INSURANCE  0.8%
American International Group, Inc. .........................    35,000    $  1,939,350
                                                                          ------------

OIL & GAS DRILLING  2.3%
Diamond Offshore Drilling, Inc. ............................   105,000       5,239,500
                                                                          ------------

OIL & GAS EXPLORATION & PRODUCTION  1.4%
Burlington Resources, Inc. .................................    65,000       3,254,550
                                                                          ------------

PACKAGED FOODS  1.0%
Hershey Foods Corp. ........................................    40,000       2,418,400
                                                                          ------------

PHARMACEUTICALS  6.9%
Caremark Rx, Inc. (a).......................................    95,000       3,779,100
Novartis AG--ADR (Switzerland)..............................    50,000       2,339,000
Roche Holdings AG--ADR (Switzerland)........................    85,000       4,571,275
United Therapeutics Corp. (a)...............................    50,000       2,284,750
Wyeth.......................................................    70,000       2,952,600
                                                                          ------------
                                                                            15,926,725
                                                                          ------------
SEMICONDUCTORS  9.6%
Applied Materials, Inc. ....................................   155,000       2,518,750
Intel Corp. ................................................   225,000       5,226,750
Marvell Technology Group, Ltd. (Bermuda) (a)................   135,000       5,175,900
NVIDIA Corp. (a)............................................   100,000       2,376,000
Texas Instruments, Inc. ....................................   270,000       6,882,300
                                                                          ------------
                                                                            22,179,700
                                                                          ------------
SPECIALTY STORES  1.5%
Staples, Inc. ..............................................   110,000       3,457,300
                                                                          ------------

SYSTEMS SOFTWARE  5.2%
Adobe Systems, Inc. ........................................   110,000       7,388,700
Microsoft Corp. ............................................    95,000       2,296,150
Oracle Corp. (a)............................................   185,000       2,308,800
                                                                          ------------
                                                                            11,993,650
                                                                          ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN SELECT GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 continued

                                                                             VALUE
--------------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS  96.0%
  (Cost $203,761,142)..................................................   $220,933,225

REPURCHASE AGREEMENT  6.2%
UBS Securities LLC ($14,260,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.53%, dated
  03/31/05, to be sold on 04/01/05 at $14,261,002) (Cost
  $14,260,000).........................................................     14,260,000
                                                                          ------------

TOTAL INVESTMENTS  102.2%
  (Cost $218,021,142)..................................................    235,193,225

LIABILITIES IN EXCESS OF OTHER ASSETS  (2.2%)..........................     (5,017,945)
                                                                          ------------

NET ASSETS  100.0%.....................................................   $230,175,280
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             13

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2005

ASSETS:
Total Investments (Cost $218,021,142).......................  $  235,193,225
Cash........................................................             968
Receivables:
  Investments Sold..........................................      27,943,711
  Dividends.................................................         224,500
  Fund Shares Sold..........................................          25,351
  Interest..................................................           1,002
Other.......................................................          41,387
                                                              --------------
    Total Assets............................................     263,430,144
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      31,924,879
  Fund Shares Repurchased...................................         541,062
  Distributor and Affiliates................................         353,594
  Investment Advisory Fee...................................         150,215
Accrued Expenses............................................         213,267
Trustees' Deferred Compensation and Retirement Plans........          71,847
                                                              --------------
    Total Liabilities.......................................      33,254,864
                                                              --------------
NET ASSETS..................................................  $  230,175,280
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $  947,903,052
Net Unrealized Appreciation.................................      17,172,083
Accumulated Net Investment Loss.............................         (65,878)
Accumulated Net Realized Loss...............................    (734,833,977)
                                                              --------------
NET ASSETS..................................................  $  230,175,280
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $41,582,932 and 8,556,174 shares of
    beneficial interest issued and outstanding).............  $         4.86
    Maximum sales charge (5.75%* of offering price).........             .30
                                                              --------------
    Maximum offering price to public........................  $         5.16
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $157,487,442 and 33,581,932 shares of
    beneficial interest issued and outstanding).............  $         4.69
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $31,104,906 and 6,631,862 shares of
    beneficial interest issued and outstanding).............  $         4.69
                                                              ==============

*   On sales of $50,000 or more, the sales charge will be reduced.

 14                                            See Notes to Financial Statements

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2005

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $27,831).....  $  2,645,095
Interest....................................................       166,818
                                                              ------------
    Total Income............................................     2,811,913
                                                              ------------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $119,876, $1,830,527 and $363,800,
  respectively).............................................     2,314,203
Investment Advisory Fee.....................................     2,009,937
Shareholder Services........................................     1,452,070
Legal.......................................................        58,711
Custody.....................................................        25,024
Trustees' Fees and Related Expenses.........................        22,293
Other.......................................................       310,384
                                                              ------------
    Total Expenses..........................................     6,192,622
    Less Credits Earned on Cash Balances....................         1,390
                                                              ------------
    Net Expenses............................................     6,191,232
                                                              ------------
NET INVESTMENT LOSS.........................................  $ (3,379,319)
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 25,319,692
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    33,929,947
  End of the Period.........................................    17,172,083
                                                              ------------
Net Unrealized Depreciation During the Period...............   (16,757,864)
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $  8,561,828
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $  5,182,509
                                                              ============

See Notes to Financial Statements                                             15

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE           FOR THE
                                                              YEAR ENDED        YEAR ENDED
                                                            MARCH 31, 2005    MARCH 31, 2004
                                                            --------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.......................................   $ (3,379,319)     $ (5,572,753)
Net Realized Gain.........................................     25,319,692        69,111,871
Net Unrealized Appreciation/Depreciation During the
  Period..................................................    (16,757,864)       15,978,023
                                                             ------------      ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.......      5,182,509        79,517,141
                                                             ------------      ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.................................      8,190,095        12,474,973
Cost of Shares Repurchased................................    (87,519,329)      (72,828,278)
                                                             ------------      ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS........    (79,329,234)      (60,353,305)
                                                             ------------      ------------
TOTAL INCREASE/DECREASE IN NET ASSETS.....................    (74,146,725)       19,163,836
NET ASSETS:
Beginning of the Period...................................    304,322,005       285,158,169
                                                             ------------      ------------
End of the Period (Including accumulated net investment
  loss of $65,878 and $59,909, respectively)..............   $230,175,280      $304,322,005
                                                             ============      ============

 16                                            See Notes to Financial Statements

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                  JUNE 26, 2000
                                             YEAR ENDED MARCH 31,                (COMMENCEMENT OF
CLASS A SHARES                   ---------------------------------------------    OPERATIONS) TO
                                  2005        2004         2003         2002      MARCH 31, 2001
                                 ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................  $ 4.74      $  3.64      $  4.93      $  5.76         10.00
                                 ------      -------      -------      -------       -------
  Net Investment Loss..........    (.03)(b)     (.05)(b)     (.04)(b)     (.04)         (.05)
  Net Realized and Unrealized
    Gain/Loss..................     .15         1.15        (1.25)        (.79)        (4.19)
                                 ------      -------      -------      -------       -------
Total from Investment
  Operations...................     .12         1.10        (1.29)        (.83)        (4.24)
                                 ------      -------      -------      -------       -------
NET ASSET VALUE, END OF THE
  PERIOD.......................  $ 4.86      $  4.74      $  3.64      $  4.93       $  5.76
                                 ======      =======      =======      =======       =======

Total Return (a)...............   2.53%       30.22%      -26.17%      -14.41%       -42.70%*
Net Assets at End of the Period
  (In millions)................  $ 41.6      $  54.5      $  50.9      $  97.2       $ 157.3
Ratio of Expenses to Average
  Net Assets...................   1.69%        1.66%        1.66%        1.48%         1.42%
Ratio of Net Investment Loss to
  Average Net Assets...........   (.64%)      (1.15%)      (1.06%)       (.87%)        (.80%)
Portfolio Turnover.............    192%         249%         302%         346%          266%*

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

See Notes to Financial Statements                                             17

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                  JUNE 26, 2000
                                              YEAR ENDED MARCH 31,               (COMMENCEMENT OF
CLASS B SHARES                    --------------------------------------------    OPERATIONS) TO
                                   2005        2004        2003         2002      MARCH 31, 2001
                                  ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................  $ 4.60      $ 3.57      $  4.86      $  5.73       $ 10.00
                                  ------      ------      -------      -------       -------
  Net Investment Loss...........    (.06)(b)    (.08)(b)     (.07)(b)     (.10)         (.10)
  Net Realized and Unrealized
    Gain/Loss...................     .15        1.11        (1.22)        (.77)        (4.17)
                                  ------      ------      -------      -------       -------
Total from Investment
  Operations....................     .09        1.03        (1.29)        (.87)        (4.27)
                                  ------      ------      -------      -------       -------
NET ASSET VALUE, END OF THE
  PERIOD........................  $ 4.69      $ 4.60      $  3.57      $  4.86       $  5.73
                                  ======      ======      =======      =======       =======

Total Return (a)................   1.96%      28.85%      -26.54%      -15.18%      -42.70%*
Net Assets at End of the Period
  (In millions).................  $157.5      $207.4      $ 191.6      $ 339.7       $ 488.8
Ratio of Expenses to Average Net
  Assets........................   2.45%       2.41%        2.42%        2.23%         2.17%
Ratio of Net Investment Loss to
  Average Net Assets............  (1.40%)     (1.90%)      (1.82%)      (1.62%)       (1.55%)
Portfolio Turnover..............    192%        249%         302%         346%          266%*

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

 18                                            See Notes to Financial Statements

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                                  JUNE 26, 2000
                                                      YEAR ENDED MARCH 31,                       (COMMENCEMENT OF
CLASS C SHARES                         --------------------------------------------------         OPERATIONS) TO
                                        2005          2004          2003           2002           MARCH 31, 2001
                                       --------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................       $ 4.60        $ 3.57        $  4.86        $  5.73            $  10.00
                                       ------        ------        -------        -------            --------
  Net Investment Loss...........         (.06)(b)      (.08)(b)       (.07)(b)       (.10)               (.09)
  Net Realized and Unrealized
    Gain/Loss...................          .15          1.11          (1.22)          (.77)              (4.18)
                                       ------        ------        -------        -------            --------
Total from Investment
  Operations....................          .09          1.03          (1.29)          (.87)              (4.27)
                                       ------        ------        -------        -------            --------
NET ASSET VALUE, END OF THE
  PERIOD........................       $ 4.69        $ 4.60        $  3.57        $  4.86            $   5.73
                                       ======        ======        =======        =======            ========

Total Return (a)................        1.96%        28.85%        -26.54%        -15.18%             -42.70%*
Net Assets at End of the Period
  (In millions).................       $ 31.1        $ 42.5        $  42.6        $  78.5            $  125.6
Ratio of Expenses to Average Net
  Assets........................        2.45%         2.41%          2.42%          2.23%               2.17%
Ratio of Net Investment Loss to
  Average Net Assets............       (1.40%)       (1.91%)        (1.82%)        (1.62%)             (1.55%)
Portfolio Turnover..............         192%          249%           302%           346%                266%*

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

See Notes to Financial Statements                                             19

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Select Growth Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital appreciation. The Fund commenced investment operations on June 26, 2000, with three classes of common shares: Class A, Class B, and Class C.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices, or, if not available, their fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At March 31, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $734,406,420, which will expire according to the following schedule.

AMOUNT                                                          EXPIRATION
$ 48,186,903................................................  March 31, 2009
 594,312,436................................................  March 31, 2010
  91,907,081................................................  March 31, 2011

    At March 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $218,448,699
                                                              ============
Gross tax unrealized appreciation...........................  $ 20,782,101
Gross tax unrealized depreciation...........................    (4,037,575)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 16,744,526
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. For the year ended March 31, 2005, a permanent book to tax basis difference related to a net operating loss totaling $3,373,678 was reclassified from accumulated net investment loss to capital. Additionally, a permanent book to tax basis difference related to the Fund's investment in other regulated investment companies totaling $328 was reclassified from accumulated net investment loss to accumulated net realized loss.

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended March 31, 2005, the Fund's custody fee was reduced by $1,390 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .75%
Next $500 million...........................................     .70%
Over $1 billion.............................................     .65%

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

    For the year ended March 31, 2005, the Fund recognized expenses of approximately $25,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended March 31, 2005, the Fund recognized expenses of approximately $52,400 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2005, the Fund recognized expenses of approximately $1,311,800 representing transfer agency fees paid to VKIS. All transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $34,208 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2005. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease on the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended March 31, 2005, the Fund paid brokerage commissions to Morgan Stanley DW Inc. (Morgan Stanley), an affiliate of the Adviser, totaling $312,169.

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

3. CAPITAL TRANSACTIONS

At March 31, 2005, capital aggregated $187,754,904, $613,218,518 and
$146,929,630 for Classes A, B, and C, respectively. For the year ended March 31, 2005, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class A...................................................      845,881    $  3,880,950
  Class B...................................................      844,614       3,779,917
  Class C...................................................      115,477         529,228
                                                              -----------    ------------
Total Sales.................................................    1,805,972    $  8,190,095
                                                              ===========    ============
Repurchases:
  Class A...................................................   (3,799,252)   $(18,057,722)
  Class B...................................................  (12,295,682)    (56,940,982)
  Class C...................................................   (2,705,733)    (12,520,625)
                                                              -----------    ------------
Total Repurchases...........................................  (18,800,667)   $(87,519,329)
                                                              ===========    ============

    At March 31, 2004, capital aggregated $202,541,157, $668,687,876, and
$159,376,931 for Classes A, B, and C, respectively. For the year ended March 31, 2004, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class A...................................................    1,207,318    $  5,311,066
  Class B...................................................    1,350,395       5,702,418
  Class C...................................................      341,862       1,461,489
                                                              -----------    ------------
Total Sales.................................................    2,899,575    $ 12,474,973
                                                              ===========    ============
Repurchases:
  Class A...................................................   (3,679,470)   $(16,261,623)
  Class B...................................................  (10,040,126)    (43,316,042)
  Class C...................................................   (3,075,712)    (13,250,613)
                                                              -----------    ------------
Total Repurchases...........................................  (16,795,308)   $(72,828,278)
                                                              ===========    ============

    Class B Shares, including any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. For the years ended March 31, 2005 and 2004, 109,504 and 0 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. Class C Shares do not possess a conversion feature. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five years of the purchase for

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the year ended March 31, 2005, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $8,100 and CDSC on redeemed shares of approximately $711,200. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $496,038,224 and $578,339,177, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $24,413,100 and $571,800 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended March 31, 2005, are payments retained by Van Kampen of approximately $1,366,000 and payments made to Morgan Stanley of approximately $545,900.

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

6. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative compliant that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

8. FUND MERGER

On April 30, 2004, the Trustees and Directors of Van Kampen Select Growth Fund and Van Kampen Focus Equity Fund ("Target Funds") announced its intention to merge the Target Funds into the Van Kampen Equity Growth Fund ("Acquiring Fund"). At a special meeting of shareholders on April 14, 2005, the shareholders of the Van Kampen Select Growth Fund did not approve the proposed merger.

VAN KAMPEN SELECT GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Select Growth Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen Select Growth Fund (the "Fund"), including the portfolio of investments, as of March 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Select Growth Fund at March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

                                                               Chicago, Illinois
                                                                     May 9, 2005

VAN KAMPEN SELECT GROWTH FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN* - President and Chief
Executive Officer
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
Executive Vice President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN SELECT GROWTH FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (59)            Trustee      Trustee     Chairman and Chief             83       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

Jerry D. Choate (66)          Trustee      Trustee     Prior to January 1999,         81       Trustee/Director/Managing
33971 Selva Road                           since 2000  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

VAN KAMPEN SELECT GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (64)             Trustee      Trustee     President of CAC, L.L.C.,      83       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Stericycle,
San Diego, CA 92122-6223                               advisory services. Prior                Inc., Ventana Medical
                                                       to February 2001, Vice                  Systems, Inc., and GATX
                                                       Chairman and Director of                Corporation, and Trustee
                                                       Anixter International,                  of The Scripps Research
                                                       Inc., a global                          Institute and the
                                                       distributor of wire,                    University of Chicago
                                                       cable and communications                Hospitals and Health
                                                       connectivity products.                  Systems. Prior to April
                                                       Prior to July 2000,                     2004, Director of
                                                       Managing Partner of                     TheraSense, Inc. Prior to
                                                       Equity Group Corporate                  January 2004, Director of
                                                       Investment (EGI), a                     TeleTech Holdings Inc.
                                                       company that makes                      and Arris Group, Inc.
                                                       private investments in                  Prior to May 2002,
                                                       other companies.                        Director of Peregrine
                                                                                               Systems Inc. Prior to
                                                                                               February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).


VAN KAMPEN SELECT GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (56)       Trustee      Trustee     Managing Partner of            81       Trustee/Director/Managing
Heidrick & Struggles                       since 2000  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

R. Craig Kennedy (53)         Trustee      Trustee     Director and President of      81       Trustee/Director/Managing
1744 R Street, NW                          since 2000  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (69)            Trustee      Trustee     Prior to 1998, President       83       Trustee/Director/Managing
736 North Western Avenue                   since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

VAN KAMPEN SELECT GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (69)           Trustee      Trustee     President of Nelson            81       Trustee/Director/Managing
423 Country Club Drive                     since 2000  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (64)     Trustee      Trustee     President Emeritus and         83       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           81       Trustee/Director/Managing
(63)                                       since 2000  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN SELECT GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (51)       Trustee,     Trustee     President and Chief            81       Trustee/Director/Managing
1221 Avenue of the Americas   President    since       Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief    2000;       funds in the Fund                       in the Fund Complex.
                              Executive    President   Complex. Chairman,
                              Officer      and Chief   President, Chief
                                           Executive   Executive Officer and
                                           Officer     Director of the Adviser
                                           since 2002  and Van Kampen Advisors
                                                       Inc. since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

VAN KAMPEN SELECT GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (59)  Trustee      Trustee     Advisory Director of           83       Trustee/Director/Managing
1 Parkview Plaza                           since 2000  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (65)         Trustee      Trustee     Partner in the law firm        83       Trustee/Director/Managing
333 West Wacker Drive                      since 2000  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates. Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN SELECT GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stefanie V. Chang (38)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Secretary            since 2003  Vice President and Secretary of funds in the Fund Complex.
New York, NY 10020

Amy R. Doberman (43)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                   and the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex as of August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

James W. Garrett (36)         Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Treasurer            since 2005  Chief Financial Officer and Treasurer of the Morgan Stanley
New York, NY 10020                                                 Institutional Funds since 2002 and funds in the Fund Complex since January 2005.

Joseph J. McAlinden (62)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020            Investment Officer                   Investment Management Inc. and Director of Morgan Stanley
                                                                   Trust for over 5 years. Executive Vice President and Chief
                                                                   Investment Officer of funds in the Fund Complex. Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc. since
                                                                   December 2002.

Ronald E. Robison (66)        Executive Vice           Officer     Executive Vice President and Principal Executive Officer of
1221 Avenue of the Americas   President and            since 2003  funds in the Fund Complex. Chief Executive Officer and
New York, NY 10020            Principal Executive                  Chairman of Investor Services. Managing Director of Morgan
                              Officer                              Stanley. Chief Administrative Officer, Managing Director and
                                                                   Director of Morgan Stanley Investment Advisors Inc., Morgan
                                                                   Stanley Services Company Inc. and Managing Director and
                                                                   Director of Morgan Stanley Distributors Inc. Chief Executive
                                                                   Officer and Director of Morgan Stanley Trust. Executive Vice
                                                                   President and Principal Executive Officer of the
                                                                   Institutional and Retail Morgan Stanley Funds; Director of
                                                                   Morgan Stanley SICAV; previously Chief Global Operations
                                                                   Officer and Managing Director of Morgan Stanley Investment
                                                                   Management Inc.

VAN KAMPEN SELECT GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

John L. Sullivan (49)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 2000  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management. Prior
                                                                   to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC. 145, 345, 545
SC ANR 5/05 RN05-01065P-Y03/05
                                                   (VAN KAMPEN INVESTMENTS LOGO)

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Aggressive Growth Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN A CLASS I SHARE PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/05

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Russell MidCap Growth Index from 5/31/96 (first month-end after inception) through 3/31/05. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                VAN KAMPEN AGGRESSIVE GROWTH
                                                                            FUND                   RUSSELL MIDCAP GROWTH INDEX
                                                                ----------------------------       ---------------------------
5/96                                                                        9421                              10000
                                                                            9092                               9698
                                                                            9980                              10028
12/96                                                                      10000                              10318
                                                                            8084                               9941
                                                                            9910                              11404
                                                                           12675                              13000
12/97                                                                      11367                              12642
                                                                           13054                              14152
                                                                           13653                              14143
                                                                           11597                              11783
12/98                                                                      15391                              14902
                                                                           18257                              15411
                                                                           20728                              17017
                                                                           22634                              16165
12/99                                                                      35491                              22546
                                                                           42660                              27308
                                                                           37052                              25285
                                                                           40505                              25922
12/00                                                                      30483                              19895
                                                                           21625                              14905
                                                                           21583                              17317
                                                                           16126                              12503
12/01                                                                      18380                              15886
                                                                           17365                              15605
                                                                           14965                              12755
                                                                           12551                              10564
12/02                                                                      12153                              11532
                                                                           12167                              11529
                                                                           14485                              13692
                                                                           15198                              14673
12/03                                                                      16912                              16457
                                                                           17900                              17252
                                                                           18366                              17433
                                                                           17475                              16678
12/04                                                                      19464                              19003
3/05                                                                       19025                              18686

Source for index data: Lipper Inc.

                            A SHARES              B SHARES              C SHARES            I SHARES
                          since 5/29/96         since 5/29/96         since 5/29/96      since 10/17/00
--------------------------------------------------------------------------------------------------------
                                    W/MAX                 W/MAX                 W/MAX
                                    5.75%                 5.00%                 1.00%
AVERAGE ANNUAL         W/O SALES    SALES    W/O SALES    SALES    W/O SALES    SALES       W/O SALES
TOTAL RETURNS           CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES       CHARGES

Since Inception           8.29%      7.56%      7.73%      7.73%      7.49%      7.49%       -13.99%

5-year                  -14.91     -15.91     -15.57     -15.78     -15.57     -15.57           n/a

1-year                    6.28       0.14       5.43       0.43       5.50       4.50          6.53
--------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined 12b-1 fees and service fees. Class D shares were renamed as Class I shares effective July 30, 2004. There has been no change to the current fee structure as a result of this change. Figures shown above assume reinvestment of all dividends and capital gains.

Russell Midcap Growth Index is generally representative of mid-capitalization growth stocks. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2005

Van Kampen Aggressive Growth Fund is managed by the Adviser's Multi-Cap Growth team.(1) Current members include Gary Lewis, Managing Director of the Adviser; Dudley Brickhouse, Janet Luby, and David Walker, Executive Directors of the Adviser; and Matthew Hart and Scott Miller, Vice Presidents of the Adviser.

MARKET CONDITIONS

For the 12 months ended March 31, 2005, the equity markets delivered positive performance. Against the backdrop of economic recovery, the Federal Open Market Committee raised the federal funds target rate several times during the reporting period. Largely anticipated by investors, these upticks did not cause major market disruptions.

Although the market continued to favor value stocks, growth stocks enjoyed increased recognition in the market, helped by a variety of factors. Earnings growth remained strong and balance sheets improved. Additionally, corporations became somewhat more willing to spend their cash stockpiles, which translated into stock buy-backs, increased dividends, and measured capital spending.

While the markets were more stable than in years past, the period was not without volatility. In the early portion of the reporting period, investors were apprehensive about the unfolding of events in Iraq, the threat of terrorist attacks, rising oil prices, and the possibility of another protracted outcome to the U.S. presidential election. Sentiment improved as oil prices fell from their highs at the end of October and the presidential election came to a quick and decisive close. These factors set the stage for a stock rally in November and December.

After a brisk close to 2004, the equity market gave back gains in the first quarter of 2005. Despite the successful election in Iraq and the upward revision of fourth-quarter gross domestic product numbers, the period ended on a less-positive note, as rising oil prices and interest rates took a toll on investor sentiment.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

The fund returned 6.28 percent for the 12 months ended March 31, 2005 (Class A shares, unadjusted for sales charge). In comparison, the fund's benchmark, the Russell Midcap Growth Index, returned 8.31 percent for the period.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2005

-------------------------------------------------------------------
                                                  RUSSELL
                                                 MIDCAP(R)
      CLASS A   CLASS B   CLASS C   CLASS I    GROWTH INDEX

       6.28%     5.43%     5.50%     6.53%         8.31%
-------------------------------------------------------------------

THE PERFORMANCE FOR THE FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION AND INDEX DEFINITIONS.

Although the fund trailed the index for the reporting period, there were several sectors that contributed positively. The fund's consumer discretionary stocks performed most strongly, with standout performance from specialty retailers, lodging and gaming and housing. Although consumers were concerned with the impact that rising energy costs would have on their pocketbooks, they found reasons to shop selectively. The fund included positions in a number of specialty retailers offering innovative products that consumers were unable to resist. Meanwhile, the fund's lodging and gaming stocks were supported by domestic and global trends. Casino stocks with exposure to Las Vegas benefited the fund, as did those with ties to China's growing gaming market. The fund's hotel stocks also thrived, due to increases in business travel and managed capacity. Finally, home-building stocks were helped by low-interest rates, which have made housing extremely affordable.

Individual stock selection within technology also benefited performance during the reporting period. Although the technology sector struggled overall during the period, we found companies that bucked that trend. We sought companies that offered niche products and strong new product cycles. Leaders in this sector during the reporting period included companies that produce personal electronics for communications and recreational use.

On the downside, stock selection within financials was the biggest detractor. The fund had considerable exposure to the stocks of brokerage firms and asset managers. Lackluster trading volume, coupled with not very robust inflows into the investment markets, created an unfavorable environment for these holdings. We are taking a long-term approach to these stocks, however, and the fund continues to include exposure to brokerages and asset managers.

The fund's health care positions, specifically biotechnology companies, also detracted from performance. Within the biotech arena, there are many companies offering exciting, one-of-a-kind products and high growth potential. However, in exchange for this, biotechnology companies also carry significant risk, such as patent lawsuits and the uncertainty of clinical trials. Positions in the fund's portfolio struggled due to failed product trials and the specter of regulatory inquiry, as well as slower growth trends within the sector. Exposure to orthopedic companies took a toll on performance during the period, as these stocks gave back earlier gains.

In closing, our investment discipline seeks companies that show accelerating growth or more growth than the overall economy and that have rising earnings expectations or rising valuations. We are hopeful that after five years of growth stocks trailing value stocks, the market is returning to growth. More companies are meeting our disciplined investment criteria. While we would like to see more robust capital spending, we are encouraged by the relatively greater stability in the equity markets, improving company fundamentals and the willingness of investors to recognize and reward these improvements.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the fund in the future.

TOP TEN HOLDINGS AS OF 3/31/05
Apple Computer, Inc.                                              1.7%
Starwood Hotels & Resorts Worldwide, Inc.                         1.5
Coach, Inc.                                                       1.4
Autodesk, Inc.                                                    1.2
KB Home                                                           1.2
Symantec Corp.                                                    1.2
Marriott International, Inc., Class A                             1.2
United Therapeutics Corp.                                         1.1
Legg Mason, Inc.                                                  1.1
J.C. Penney Co., Inc.                                             1.1

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/05
Biotechnology                                                     5.2%
Apparel Retail                                                    4.2
Semiconductors                                                    3.2
Computer Hardware                                                 3.0
Communications Equipment                                          3.0
Systems Software                                                  2.8
Asset Management & Custody Banks                                  2.7
Hotels                                                            2.6
Health Care Equipment                                             2.6
Health Care Services                                              2.5
Computer Storage & Peripherals                                    2.4
Application Software                                              2.3
Managed Health Care                                               2.3
Oil & Gas Equipment & Services                                    2.1
Casinos & Gaming                                                  2.1
Publishing                                                        1.9
Department Stores                                                 1.8
Aerospace & Defense                                               1.8
Specialty Stores                                                  1.8
Homebuilding                                                      1.7
Broadcasting & Cable TV                                           1.7
Oil & Gas Exploration & Production                                1.6
Health Care Supplies                                              1.6
Restaurants                                                       1.5
Semiconductor Equipment                                           1.4
IT Consulting & Other Services                                    1.4
Apparel & Accessories                                             1.4
Diversified Metals & Mining                                       1.3
Oil & Gas Refining & Marketing                                    1.3
Electrical Components & Equipment                                 1.3
Household Products                                                1.3
Investment Banking & Brokerage                                    1.3
Diversified Commercial Services                                   1.3
Agricultural Products                                             1.2
Data Processing & Outsourcing Services                            1.2
Air Freight & Couriers                                            1.2
Regional Banks                                                    1.1
Packaged Foods                                                    1.1
Oil & Gas Drilling                                                1.0
Gas Utilities                                                     0.8

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/05
                                       (continued from previous page)
Trucking                                                          0.8
Steel                                                             0.8
Specialized Finance                                               0.8
Wireless Telecommunication Services                               0.8
Railroads                                                         0.8
Employment Services                                               0.7
Drug Retail                                                       0.7
Building Products                                                 0.7
Electronic Manufacturing Services                                 0.7
Pharmaceuticals                                                   0.7
Leisure Products                                                  0.7
Thrifts & Mortgage Finance                                        0.6
Construction & Farm Machinery                                     0.6
Consumer Electronics                                              0.6
Health Care Facilities                                            0.6
Consumer Finance                                                  0.6
Multi-line Insurance                                              0.6
Commodity Chemicals                                               0.6
Distillers & Vintners                                             0.6
Commercial Printing                                               0.6
Household Appliances                                              0.6
Home Entertainment Software                                       0.5
Advertising                                                       0.5
Metals                                                            0.5
Industrial Conglomerates                                          0.5
Electronic Equipment Manufacturers                                0.5
Airlines                                                          0.5
Health Care Distributors                                          0.5
Electric Utilities                                                0.5
Personal Products                                                 0.5
Tires & Rubber                                                    0.5
Technology Distributors                                           0.5
Footwear                                                          0.4
                                                                -----
Total Long-Term Investments                                      98.1%
Short-Term Investments                                            2.6
Liabilities in Excess of Other Assets                            -0.7
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/04 - 03/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/04          3/31/05       10/1/04-3/31/05
Class A
  Actual.....................................    $1,000.00        $1,088.70          $ 7.08
  Hypothetical...............................     1,000.00         1,018.13            6.84
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,084.67           10.97
  Hypothetical...............................     1,000.00         1,014.43           10.60
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,084.39           10.97
  Hypothetical...............................     1,000.00         1,014.43           10.60
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,090.20            5.78
  Hypothetical...............................     1,000.00         1,019.43            5.59
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.36%, 2.11%, 2.11%, and 1.11% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCKS  98.1%
ADVERTISING  0.5%
Catalina Marketing Corp. ...................................   300,000    $    7,770,000
                                                                          --------------

AEROSPACE & DEFENSE  1.8%
Armor Holdings, Inc. (a)....................................   200,000         7,418,000
Ceradyne, Inc. (a)..........................................   200,000         4,474,000
United Defense Industries, Inc. ............................   200,000        14,684,000
                                                                          --------------
                                                                              26,576,000
                                                                          --------------
AGRICULTURAL PRODUCTS  1.2%
Archer-Daniels-Midland Co. .................................   400,000         9,832,000
Bunge, Ltd. (Bermuda).......................................   150,000         8,082,000
                                                                          --------------
                                                                              17,914,000
                                                                          --------------
AIR FREIGHT & COURIERS  1.2%
C.H. Robinson Worldwide, Inc. ..............................   150,000         7,729,500
FedEx Corp. ................................................   100,000         9,395,000
                                                                          --------------
                                                                              17,124,500
                                                                          --------------
AIRLINES  0.5%
Continental Airlines, Inc., Class B (a).....................   600,000         7,224,000
                                                                          --------------

APPAREL & ACCESSORIES  1.4%
Coach, Inc. (a).............................................   350,000        19,820,500
                                                                          --------------

APPAREL RETAIL  4.2%
Abercrombie & Fitch Co., Class A............................   200,000        11,448,000
Aeropostale, Inc. (a).......................................   300,000         9,825,000
American Eagle Outfitters, Inc. ............................   400,000        11,820,000
Bebe Stores, Inc. ..........................................   300,000        10,185,000
Pacific Sunwear of California, Inc. (a).....................   300,000         8,394,000
Urban Outfitters, Inc. (a)..................................   200,000         9,594,000
                                                                          --------------
                                                                              61,266,000
                                                                          --------------
APPLICATION SOFTWARE  2.3%
Autodesk, Inc. (a)..........................................   600,000        17,856,000
Cognos, Inc. (Canada) (a)...................................   250,000        10,485,000
MicroStrategy, Inc., Class A (a)............................   100,000         5,427,000
                                                                          --------------
                                                                              33,768,000
                                                                          --------------
ASSET MANAGEMENT & CUSTODY BANKS  2.7%
Affiliated Managers Group, Inc. (a).........................   150,000         9,304,500
Franklin Resources, Inc. ...................................   200,000        13,730,000
Legg Mason, Inc. ...........................................   200,000        15,628,000
                                                                          --------------
                                                                              38,662,500
                                                                          --------------
BIOTECHNOLOGY  5.2%
Affymetrix, Inc. (a)........................................   250,000        10,710,000
Celgene Corp. (a)...........................................   400,000        13,620,000
Encysive Pharmaceuticals, Inc. (a)..........................   500,000         5,110,000
Genzyme Corp. (a)...........................................   200,000        11,448,000
Gilead Sciences, Inc. (a)...................................   300,000        10,740,000

 10                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
BIOTECHNOLOGY (CONTINUED)
Neurocrine Biosciences, Inc. (a)............................   200,000    $    7,612,000
United Therapeutics Corp. (a)...............................   350,000        15,993,250
                                                                          --------------
                                                                              75,233,250
                                                                          --------------
BROADCASTING & CABLE TV  1.7%
Cablevision Systems Corp., Class A (a)......................   400,000        11,220,000
XM Satellite Radio Holdings, Inc., Class A (a)..............   400,000        12,600,000
                                                                          --------------
                                                                              23,820,000
                                                                          --------------
BUILDING PRODUCTS  0.7%
Masco Corp. ................................................   300,000        10,401,000
                                                                          --------------

CASINOS & GAMING  2.1%
Boyd Gaming Corp. ..........................................   200,000        10,430,000
Las Vegas Sands Corp. (a)...................................   200,000         9,000,000
Wynn Resorts, Ltd. (a)......................................   150,000        10,161,000
                                                                          --------------
                                                                              29,591,000
                                                                          --------------
COMMERCIAL PRINTING  0.6%
R.R. Donnelley & Sons Co. ..................................   250,000         7,905,000
                                                                          --------------

COMMODITY CHEMICALS  0.6%
Lyondell Chemical Co. ......................................   300,000         8,376,000
                                                                          --------------

COMMUNICATIONS EQUIPMENT  3.0%
Comverse Technology, Inc. (a)...............................   500,000        12,610,000
F5 Networks, Inc. (a).......................................   200,000        10,098,000
Harris Corp. ...............................................   300,000         9,795,000
Juniper Networks, Inc. (a)..................................   500,000        11,030,000
                                                                          --------------
                                                                              43,533,000
                                                                          --------------
COMPUTER HARDWARE  3.0%
Apple Computer, Inc. (a)....................................   600,000        25,002,000
Avid Technology, Inc. (a)...................................   100,000         5,412,000
NCR Corp. (a)...............................................   400,000        13,496,000
                                                                          --------------
                                                                              43,910,000
                                                                          --------------
COMPUTER STORAGE & PERIPHERALS  2.4%
ATI Technologies, Inc. (Canada) (a).........................   500,000         8,630,000
Network Appliance, Inc. (a).................................   300,000         8,298,000
QLogic Corp. (a)............................................   200,000         8,100,000
Seagate Technology (Cayman Islands) (a).....................   500,000         9,775,000
                                                                          --------------
                                                                              34,803,000
                                                                          --------------
CONSTRUCTION & FARM MACHINERY  0.6%
Toro Co. ...................................................   100,000         8,850,000
                                                                          --------------

CONSUMER ELECTRONICS  0.6%
Harman International Industries, Inc. ......................   100,000         8,846,000
                                                                          --------------

CONSUMER FINANCE  0.6%
First Marblehead Corp. (a)..................................   150,000         8,629,500
                                                                          --------------

See Notes to Financial Statements                                             11

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCING SERVICES  1.2%
CheckFree Corp. (a).........................................   200,000    $    8,152,000
Global Payments, Inc. ......................................   150,000         9,673,500
                                                                          --------------
                                                                              17,825,500
                                                                          --------------
DEPARTMENT STORES  1.8%
J.C. Penney Co., Inc. ......................................   300,000        15,576,000
Nordstrom, Inc. ............................................   200,000        11,076,000
                                                                          --------------
                                                                              26,652,000
                                                                          --------------
DISTILLERS & VINTNERS  0.6%
Constellation Brands, Inc., Class A (a).....................   150,000         7,930,500
                                                                          --------------

DIVERSIFIED COMMERCIAL SERVICES  1.3%
Brinks Co. .................................................   250,000         8,650,000
Corporate Executive Board Co. ..............................   150,000         9,592,500
                                                                          --------------
                                                                              18,242,500
                                                                          --------------
DIVERSIFIED METALS & MINING  1.3%
Peabody Energy Corp. .......................................   200,000         9,272,000
Phelps Dodge Corp. .........................................   100,000        10,173,000
                                                                          --------------
                                                                              19,445,000
                                                                          --------------
DRUG RETAIL  0.7%
CVS Corp. ..................................................   200,000        10,524,000
                                                                          --------------

ELECTRIC UTILITIES  0.5%
Entergy Corp. ..............................................   100,000         7,066,000
                                                                          --------------

ELECTRICAL COMPONENTS & EQUIPMENT  1.3%
Cooper Industries, Ltd., Class A (Bermuda)..................   100,000         7,152,000
Rockwell Automation, Inc. ..................................   200,000        11,328,000
                                                                          --------------
                                                                              18,480,000
                                                                          --------------
ELECTRONIC EQUIPMENT MANUFACTURERS  0.5%
Amphenol Corp., Class A.....................................   200,000         7,408,000
                                                                          --------------

ELECTRONIC MANUFACTURING SERVICES  0.7%
Jabil Circuit, Inc. (a).....................................   350,000         9,982,000
                                                                          --------------

EMPLOYMENT SERVICES  0.7%
Robert Half International, Inc. ............................   400,000        10,784,000
                                                                          --------------

FOOTWEAR  0.4%
Wolverine World Wide, Inc. .................................   300,000         6,429,000
                                                                          --------------

GAS UTILITIES  0.8%
Questar Corp. ..............................................   200,000        11,850,000
                                                                          --------------

HEALTH CARE DISTRIBUTORS  0.5%
Henry Schein, Inc. (a)......................................   200,000         7,168,000
                                                                          --------------

 12                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT  2.6%
C.R. Bard, Inc. ............................................   100,000    $    6,808,000
St. Jude Medical, Inc. (a)..................................   250,000         9,000,000
Stryker Corp. ..............................................   200,000         8,922,000
Varian Medical Systems, Inc. (a)............................   250,000         8,570,000
Waters Corp. (a)............................................   100,000         3,579,000
                                                                          --------------
                                                                              36,879,000
                                                                          --------------
HEALTH CARE FACILITIES  0.6%
Community Health Systems, Inc. (a)..........................   250,000         8,727,500
                                                                          --------------

HEALTH CARE SERVICES  2.5%
Covance, Inc. (a)...........................................   200,000         9,522,000
Medco Health Solutions, Inc. (a)............................   300,000        14,871,000
Renal Care Group, Inc. (a)..................................   300,000        11,382,000
                                                                          --------------
                                                                              35,775,000
                                                                          --------------
HEALTH CARE SUPPLIES  1.6%
Bausch & Lomb, Inc. ........................................   150,000        10,995,000
Dade Behring Holdings, Inc. (a).............................   100,000         5,893,000
Gen-Probe, Inc. (a).........................................   150,000         6,684,000
                                                                          --------------
                                                                              23,572,000
                                                                          --------------
HOME ENTERTAINMENT SOFTWARE  0.5%
Activision, Inc. (a)........................................   533,333         7,893,333
                                                                          --------------

HOMEBUILDING  1.7%
KB Home.....................................................   150,000        17,619,000
Standard Pacific Corp. .....................................   100,000         7,219,000
                                                                          --------------
                                                                              24,838,000
                                                                          --------------
HOTELS  2.6%
Marriott International, Inc., Class A.......................   250,000        16,715,000
Starwood Hotels & Resorts Worldwide, Inc. ..................   350,000        21,010,500
                                                                          --------------
                                                                              37,725,500
                                                                          --------------
HOUSEHOLD APPLIANCES  0.6%
Black & Decker Corp. .......................................   100,000         7,899,000
                                                                          --------------

HOUSEHOLD PRODUCTS  1.3%
Clorox Co. .................................................   150,000         9,448,500
Energizer Holdings, Inc. (a)................................   150,000         8,970,000
                                                                          --------------
                                                                              18,418,500
                                                                          --------------
INDUSTRIAL CONGLOMERATES  0.5%
Textron, Inc. ..............................................   100,000         7,462,000
                                                                          --------------

INVESTMENT BANKING & BROKERAGE  1.3%
Bear Stearns Co., Inc. .....................................   100,000         9,990,000
Charles Schwab Corp. .......................................   800,000         8,408,000
                                                                          --------------
                                                                              18,398,000
                                                                          --------------

See Notes to Financial Statements                                             13

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
IT CONSULTING & OTHER SERVICES  1.4%
CACI International, Inc., Class A (a).......................   150,000    $    8,284,500
Cognizant Technology Solutions Corp., Class A (a)...........   250,000        11,550,000
                                                                          --------------
                                                                              19,834,500
                                                                          --------------
LEISURE PRODUCTS  0.7%
Brunswick Corp. ............................................   200,000         9,370,000
                                                                          --------------

MANAGED HEALTH CARE  2.3%
Coventry Health Care, Inc. (a)..............................   200,000        13,628,000
Humana, Inc. (a)............................................   300,000         9,582,000
Sierra Health Services, Inc. (a)............................   150,000         9,576,000
                                                                          --------------
                                                                              32,786,000
                                                                          --------------
METALS  0.5%
Precision Castparts Corp. ..................................   100,000         7,701,000
                                                                          --------------

MULTI-LINE INSURANCE  0.6%
Assurant, Inc. .............................................   250,000         8,425,000
                                                                          --------------

OIL & GAS DRILLING  1.0%
Precision Drilling Corp. (Canada) (a).......................   100,000         7,466,000
Rowan Companies, Inc. ......................................   250,000         7,482,500
                                                                          --------------
                                                                              14,948,500
                                                                          --------------
OIL & GAS EQUIPMENT & SERVICES  2.1%
Baker Hughes, Inc. .........................................   250,000        11,122,500
Grant Prideco, Inc. (a).....................................   400,000         9,664,000
Maverick Tube Corp. (a).....................................   300,000         9,753,000
                                                                          --------------
                                                                              30,539,500
                                                                          --------------
OIL & GAS EXPLORATION & PRODUCTION  1.6%
Noble Energy, Inc. .........................................   200,000        13,604,000
Ultra Petroleum Corp. (Canada) (a)..........................   200,000        10,160,000
                                                                          --------------
                                                                              23,764,000
                                                                          --------------
OIL & GAS REFINING & MARKETING  1.3%
Premcor, Inc. ..............................................   150,000         8,952,000
Sunoco, Inc. ...............................................   100,000        10,352,000
                                                                          --------------
                                                                              19,304,000
                                                                          --------------
PACKAGED FOODS  1.1%
Hershey Foods Corp. ........................................   150,000         9,069,000
Pilgrims Pride Corp. .......................................   200,000         7,144,000
                                                                          --------------
                                                                              16,213,000
                                                                          --------------
PERSONAL PRODUCTS  0.5%
Estee Lauder Co., Inc., Class A.............................   150,000         6,747,000
                                                                          --------------

PHARMACEUTICALS  0.7%
IVAX Corp. (a)..............................................   500,000         9,885,000
                                                                          --------------

 14                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
PUBLISHING  1.9%
Getty Images, Inc. (a)......................................   200,000    $   14,222,000
McGraw-Hill Co., Inc. ......................................   150,000        13,087,500
                                                                          --------------
                                                                              27,309,500
                                                                          --------------
RAILROADS  0.8%
Burlington Northern Santa Fe Corp. .........................   200,000        10,786,000
                                                                          --------------

REGIONAL BANKS  1.1%
Compass Bancshares, Inc. ...................................   150,000         6,810,000
KeyCorp.....................................................   300,000         9,735,000
                                                                          --------------
                                                                              16,545,000
                                                                          --------------
RESTAURANTS  1.5%
Darden Restaurants, Inc. ...................................   300,000         9,204,000
Yum! Brands, Inc. ..........................................   250,000        12,952,500
                                                                          --------------
                                                                              22,156,500
                                                                          --------------
SEMICONDUCTOR EQUIPMENT  1.4%
Lam Research Corp. (a)......................................   400,000        11,544,000
Tessera Technologies, Inc. (a)..............................   200,000         8,646,000
                                                                          --------------
                                                                              20,190,000
                                                                          --------------
SEMICONDUCTORS  3.2%
Altera Corp. (a)............................................   500,000         9,890,000
Marvell Technology Group, Ltd. (Bermuda) (a)................   300,000        11,502,000
Omnivision Technologies, Inc. (a)...........................   400,000         6,060,000
Semiconductor HOLDRs Trust..................................   400,000        13,012,000
Sigmatel, Inc. (a)..........................................   150,000         5,614,500
                                                                          --------------
                                                                              46,078,500
                                                                          --------------
SPECIALIZED FINANCE  0.8%
CIT Group, Inc. ............................................   300,000        11,400,000
                                                                          --------------

SPECIALTY STORES  1.8%
AutoZone, Inc. (a)..........................................   100,000         8,570,000
Cabelas, Inc., Class A (a)..................................   300,000         6,189,000
Dick's Sporting Goods, Inc. (a).............................   300,000        11,019,000
                                                                          --------------
                                                                              25,778,000
                                                                          --------------
STEEL  0.8%
Nucor Corp. ................................................   200,000        11,512,000
                                                                          --------------

SYSTEMS SOFTWARE  2.8%
Adobe Systems, Inc. ........................................   200,000        13,434,000
Symantec Corp. (a)..........................................   800,000        17,064,000
VERITAS Software Corp. (a)..................................   400,000         9,288,000
                                                                          --------------
                                                                              39,786,000
                                                                          --------------
TECHNOLOGY DISTRIBUTORS  0.5%
Ingram Micro, Inc., Class A (a).............................   400,000         6,668,000
                                                                          --------------

THRIFTS & MORTGAGE FINANCE  0.6%
Sovereign Bancorp, Inc. ....................................   400,000         8,864,000
                                                                          --------------

See Notes to Financial Statements                                             15

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
TIRES & RUBBER  0.5%
Goodyear Tire & Rubber Co. (a)..............................   500,000    $    6,675,000
                                                                          --------------

TRUCKING  0.8%
Yellow Roadway Corp. (a)....................................   200,000        11,708,000
                                                                          --------------

WIRELESS TELECOMMUNICATION SERVICES  0.8%
Nextel Partners, Inc., Class A (a)..........................   500,000        10,980,000
                                                                          --------------

TOTAL LONG-TERM INVESTMENTS  98.1%
  (Cost $1,188,049,709)................................................    1,417,351,583
                                                                          --------------

REPURCHASE AGREEMENT  2.6%
UBS Securities LLC ($38,463,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.53%, dated
  03/31/05, to be sold on 04/01/05 at $38,465,703)
  (Cost $38,463,000)...................................................       38,463,000
                                                                          --------------

TOTAL INVESTMENTS  100.7%
  (Cost $1,226,512,709)................................................    1,455,814,583
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.7%)..........................      (10,833,088)
                                                                          --------------

NET ASSETS  100.0%.....................................................   $1,444,981,495
                                                                          ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

 16                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2005

ASSETS:
Total Investments (Cost $1,226,512,709).....................  $1,455,814,583
Receivables:
  Investments Sold..........................................       8,498,791
  Fund Shares Sold..........................................       1,190,885
  Dividends.................................................         821,720
  Interest..................................................           2,703
Other.......................................................         137,329
                                                              --------------
    Total Assets............................................   1,466,466,011
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      10,451,052
  Fund Shares Repurchased...................................       7,443,222
  Distributor and Affiliates................................       1,754,024
  Investment Advisory Fee...................................         877,741
  Custodian Bank............................................          74,742
Accrued Expenses............................................         701,799
Trustees' Deferred Compensation and Retirement Plans........         181,936
                                                              --------------
    Total Liabilities.......................................      21,484,516
                                                              --------------
NET ASSETS..................................................  $1,444,981,495
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $2,212,193,083
Net Unrealized Appreciation.................................     229,301,874
Accumulated Net Investment Loss.............................        (174,743)
Accumulated Net Realized Loss...............................    (996,338,719)
                                                              --------------
NET ASSETS..................................................  $1,444,981,495
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $873,435,753 and 62,974,816 shares of
    beneficial interest issued and outstanding).............  $        13.87
    Maximum sales charge (5.75%* of offering price).........             .85
                                                              --------------
    Maximum offering price to public........................  $        14.72
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $425,970,137 and 33,247,930 shares of
    beneficial interest issued and outstanding).............  $        12.81
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $71,874,219 and 5,593,101 shares of
    beneficial interest issued and outstanding).............  $        12.85
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $73,701,386 and 5,257,568 shares of
    beneficial interest issued and outstanding).............  $        14.02
                                                              ==============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             17

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2005

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $15,591).....  $  8,720,587
Interest....................................................       434,688
                                                              ------------
    Total Income............................................     9,155,275
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................    10,496,080
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, C and I of $2,232,179, $4,511,402, $796,493 and $0,
  respectively).............................................     7,540,074
Shareholder Services........................................     5,650,097
Legal.......................................................       150,676
Custody.....................................................       112,777
Trustees' Fees and Related Expenses.........................        28,115
Other.......................................................       648,024
                                                              ------------
    Total Expenses..........................................    24,625,843
    Less Credits Earned on Cash Balances....................        20,198
                                                              ------------
    Net Expenses............................................    24,605,645
                                                              ------------
NET INVESTMENT LOSS.........................................  $(15,450,370)
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $162,879,869
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   292,426,616
  End of the Period.........................................   229,301,874
                                                              ------------
Net Unrealized Depreciation During the Period...............   (63,124,742)
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $ 99,755,127
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 84,304,757
                                                              ============

 18                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE          FOR THE
                                                              YEAR ENDED       YEAR ENDED
                                                            MARCH 31, 2005   MARCH 31, 2004
                                                            -------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.......................................  $  (15,450,370)  $  (18,896,469)
Net Realized Gain.........................................     162,879,869      312,793,534
Net Unrealized Appreciation/Depreciation During the
  Period..................................................     (63,124,742)     228,962,025
                                                            --------------   --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.......      84,304,757      522,859,090
                                                            --------------   --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.................................     276,798,344      441,356,669
Cost of Shares Repurchased................................    (521,808,163)    (449,129,790)
                                                            --------------   --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS........    (245,009,819)      (7,773,121)
                                                            --------------   --------------
TOTAL INCREASE/DECREASE IN NET ASSETS.....................    (160,705,062)     515,085,969
NET ASSETS:
Beginning of the Period...................................   1,605,686,557    1,090,600,588
                                                            --------------   --------------
End of the Period (Including accumulated net investment
  loss of $174,743 and $169,059, respectively)............  $1,444,981,495   $1,605,686,557
                                                            ==============   ==============

See Notes to Financial Statements                                             19

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             YEAR ENDED MARCH 31,
CLASS A SHARES                             ---------------------------------------------------------
                                            2005        2004        2003         2002         2001
                                           ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD.............................  $13.05      $ 8.87      $ 12.66      $ 15.77      $ 37.44
                                           ------      ------      -------      -------      -------
  Net Investment Loss....................    (.10)(b)    (.12)(b)     (.12)(b)     (.14)(b)     (.21)(b)
  Net Realized and Unrealized
    Gain/Loss............................     .92        4.30        (3.67)       (2.97)      (17.03)
                                           ------      ------      -------      -------      -------
Total from Investment Operations.........     .82        4.18        (3.79)       (3.11)      (17.24)
Less Distributions from Net
  Realized Gain..........................     -0-         -0-          -0-          -0-*        4.43
                                           ------      ------      -------      -------      -------
NET ASSET VALUE, END OF THE PERIOD.......  $13.87      $13.05      $  8.87      $ 12.66      $ 15.77
                                           ======      ======      =======      =======      =======

Total Return (a).........................   6.28%      47.13%      -29.94%      -19.70%      -49.31%
Net Assets at End of the Period (In
  millions)..............................  $873.4       953.4        630.6        783.4        778.1
Ratio of Expenses to Average
  Net Assets.............................   1.39%       1.47%        1.62%        1.43%        1.19%
Ratio of Net Investment Loss to Average
  Net Assets.............................   (.77%)     (1.04%)      (1.26%)       (.98%)       (.75%)
Portfolio Turnover.......................    140%        201%         217%         320%         270%

*   Amount is less than $.01.

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchases. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

 20                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                            YEAR ENDED MARCH 31,
CLASS B SHARES                            ---------------------------------------------------------
                                           2005        2004        2003         2002         2001
                                          ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD............................  $12.15      $ 8.32      $ 11.97      $ 15.02      $ 36.24
                                          ------      ------      -------      -------      -------
  Net Investment Loss...................    (.19)(b)    (.19)(b)     (.19)(b)     (.23)(b)     (.41)(b)
  Net Realized and Unrealized
    Gain/Loss...........................     .85        4.02        (3.46)       (2.82)      (16.38)
                                          ------      ------      -------      -------      -------
Total from Investment Operations........     .66        3.83        (3.65)       (3.05)      (16.79)
Less Distributions from Net
  Realized Gain.........................     -0-         -0-          -0-          -0-*        4.43
                                          ------      ------      -------      -------      -------
NET ASSET VALUE, END OF THE PERIOD......  $12.81      $12.15      $  8.32      $ 11.97      $ 15.02
                                          ======      ======      =======      =======      =======

Total Return (a)........................   5.43%      46.03%      -30.49%      -20.28%      -49.72%
Net Assets at End of the Period (In
  millions).............................  $426.0      $488.0      $ 341.5      $ 541.5      $ 642.5
Ratio of Expenses to Average
  Net Assets............................   2.14%       2.23%        2.37%        2.19%        2.00%
Ratio of Net Investment Loss to Average
  Net Assets............................  (1.53%)     (1.80%)      (2.00%)      (1.74%)      (1.56%)
Portfolio Turnover......................    140%        201%         217%         320%         270%

*   Amount is less than $.01.

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

See Notes to Financial Statements                                             21

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             YEAR ENDED MARCH 31,
CLASS C SHARES                             ---------------------------------------------------------
                                            2005        2004        2003         2002         2001
                                           ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD.............................  $12.18      $ 8.35      $ 12.00      $ 15.07      $ 36.33
                                           ------      ------      -------      -------      -------
  Net Investment Loss....................    (.19)(b)    (.19)(b)     (.19)(b)     (.23)(b)     (.40)(b)
  Net Realized and Unrealized
    Gain/Loss............................     .86        4.02        (3.46)       (2.84)      (16.43)
                                           ------      ------      -------      -------      -------
Total from Investment Operations.........     .67        3.83        (3.65)       (3.07)      (16.83)
Less Distributions from Net
  Realized Gain..........................     -0-         -0-          -0-          -0-*        4.43
                                           ------      ------      -------      -------      -------
NET ASSET VALUE, END OF THE PERIOD.......  $12.85       12.18         8.35        12.00        15.07
                                           ======      ======      =======      =======      =======

Total Return (a).........................   5.50%      45.87%      -30.42%      -20.35%      -49.71%
Net Assets at End of the Period (In
  millions)..............................  $ 71.9      $ 88.4      $  68.8      $ 125.0      $ 152.9
Ratio of Expenses to Average
  Net Assets.............................   2.15%       2.24%        2.37%        2.19%        2.00%
Ratio of Net Investment Loss to Average
  Net Assets.............................  (1.54%)     (1.81%)      (2.01%)      (1.74%)      (1.56%)
Portfolio Turnover.......................    140%        201%         217%         320%         270%

*   Amount is less than $.01.

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

 22                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                       OCTOBER 17, 2000
                                                                                         (COMMENCEMENT
CLASS I SHARES                                                                         OF OPERATIONS) TO
                                      2005        2004        2003         2002         MARCH 31, 2001
                                     -------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................  $13.16      $ 8.92      $ 12.70      $ 15.78           $ 33.01
                                     ------      ------      -------      -------           -------
  Net Investment Loss..............    (.07)(b)    (.09)(b)     (.10)(b)     (.10)(b)          (.05)(b)
  Net Realized and Unrealized
    Gain/Loss......................     .93        4.33        (3.68)       (2.98)           (12.75)
                                     ------      ------      -------      -------           -------
Total from Investment Operations...     .86        4.24        (3.78)       (3.08)           (12.80)
Less Distributions from Net
  Realized Gain....................     -0-         -0-          -0-          -0-**            4.43
                                     ------      ------      -------      -------           -------
NET ASSET VALUE, END OF
  THE PERIOD.......................  $14.02      $13.16      $  8.92      $ 12.70           $ 15.78
                                     ======      ======      =======      =======           =======

Total Return (a)...................   6.53%      47.53%      -29.76%      -19.50%           -42.49%*
Net Assets at End of the Period (In
  millions)........................  $ 73.7      $ 75.8      $  49.6      $  74.4           $  89.1
Ratio of Expenses to Average Net
  Assets...........................   1.14%       1.22%        1.36%        1.18%             1.08%
Ratio of Net Investment Loss to
  Average Net Assets...............   (.52%)      (.79%)      (1.00%)       (.73%)            (.49%)
Portfolio Turnover.................    140%        201%         217%         320%              270%

(a) Assumes reinvestment of all distributions for the period.

(b) Based on average shares outstanding.

*   Non-Annualized

**  Amount is less than $.01.

See Notes to Financial Statements                                             23

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Aggressive Growth Fund (the "Fund") is organized as a separate diversified series of Van Kampen Equity Trust (the "Trust"), a Delaware statutory trust which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital growth. The Fund commenced investment operations on May 29, 1996 with three classes of common shares, Class A, Class B and Class C. The distribution of the Fund's Class I Shares commenced on October 17, 2000. Prior to July 30, 2004, the Class I Shares of the Fund were designated as Class D Shares. All issued and outstanding Class D Shares were redesignated as Class I Shares as of that date.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed securities and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At March 31, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $996,324,156, which will expire according to the following schedule.

AMOUNT                                                          EXPIRATION
$629,540,416................................................  March 31, 2010
 366,783,740................................................  March 31, 2011

    At March 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $1,226,527,272
                                                              ==============
Gross tax unrealized appreciation...........................  $  258,014,603
Gross tax unrealized depreciation...........................     (28,727,292)
                                                              --------------
Net tax unrealized appreciation on investments..............  $  229,287,311
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. For the year ended March 31, 2005, a permanent book to tax basis difference related to a net operating loss totaling $15,474,345 was reclassified from accumulated net investment loss to capital. Additionally, a permanent book to tax basis difference related to the Fund's investment in other regulated investment companies totaling $162 was reclassified from accumulated net investment loss to accumulated net realized loss. A permanent book and tax difference related to distributions from Real Estate Investment Trusts totaling $29,821 was reclassified from accumulated net investment loss to accumulated net realized loss.

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended March 31, 2005, the Fund's custody fee was reduced by $20,198 as a result of credits earned on cash balances.

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .75%
Next $500 million...........................................     .70%
Over $1 billion.............................................     .65%

    For the year ended March 31, 2005, the Fund recognized expenses of approximately $93,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended March 31, 2005, the Fund recognized expenses of approximately $125,300 representing Van Kampen's cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2005, the Fund recognized expenses of approximately $5,050,300 representing transfer agency fees paid to VKIS. The transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $110,800 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended March 31, 2005, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $353,414.

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

3. CAPITAL TRANSACTIONS

At March 31, 2005, capital aggregated $1,134,277,098, $725,720,176, $185,147,389 and $167,048,420 for Classes A, B, C and I, respectively. For the year ended March 31, 2005, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   15,090,412    $ 197,807,545
  Class B...................................................    5,206,724       63,462,560
  Class C...................................................      683,737        8,297,036
  Class I...................................................      543,215        7,231,203
                                                              -----------    -------------
Total Sales.................................................   21,524,088    $ 276,798,344
                                                              ===========    =============
Repurchases:
  Class A...................................................  (25,173,397)   $(330,784,901)
  Class B...................................................  (12,133,849)    (148,194,787)
  Class C...................................................   (2,347,473)     (28,813,842)
  Class I...................................................   (1,046,736)     (14,014,633)
                                                              -----------    -------------
Total Repurchases...........................................  (40,701,455)   $(521,808,163)
                                                              ===========    =============

    At March 31, 2004, capital aggregated $1,276,608,101, $815,014,128,
$206,433,898 and $174,621,120 for Classes A, B, C and D, respectively. For the year ended March 31, 2004, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   28,954,927    $ 321,345,939
  Class B...................................................    8,260,665       86,980,588
  Class C...................................................    1,382,004       14,541,714
  Class D...................................................    1,614,499       18,488,428
                                                              -----------    -------------
Total Sales.................................................   40,212,095    $ 441,356,669
                                                              ===========    =============
Repurchases:
  Class A...................................................  (26,964,478)   $(309,211,464)
  Class B...................................................   (9,123,288)     (98,380,006)
  Class C...................................................   (2,364,766)     (25,582,121)
  Class D...................................................   (1,416,094)     (15,956,199)
                                                              -----------    -------------
Total Repurchases...........................................  (39,868,626)   $(449,129,790)
                                                              ===========    =============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the years ended March 31, 2005 and 2004, 2,870,424 and 70,276 Class B Shares automatically converted to Class A Shares, respectively,

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which the shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended March 31, 2005 and 2004, 21,295 and 197 Class C Shares converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A and repurchases of Class C Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five years of the purchase for Class B Shares and within one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the year ended March 31, 2005, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $146,300 and CDSC on redeemed shares of Classes B and C of approximately $716,700. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $2,072,023,678 and $2,309,452,582, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $6,144,500 and

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

$98,300 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended March 31, 2005, are payments retained by Van Kampen of approximately $3,563,200 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $1,114,900.

6. LEGAL MATTERS.

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative compliant that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN AGGRESSIVE GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Aggressive Growth Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen Aggressive Growth Fund (the "Fund"), including the portfolio of investments, as of March 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Aggressive Growth Fund at March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
May 9, 2005

VAN KAMPEN AGGRESSIVE GROWTH FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN* - President and Chief
Executive Officer
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
Executive Vice President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN AGGRESSIVE GROWTH FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (59)            Trustee      Trustee     Chairman and Chief             83       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

Jerry D. Choate (66)          Trustee      Trustee     Prior to January 1999,         81       Trustee/Director/Managing
33971 Selva Road                           since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

VAN KAMPEN AGGRESSIVE GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (64)             Trustee      Trustee     President of CAC, L.L.C.,      83       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Stericycle,
San Diego, CA 92122-6223                               advisory services. Prior                Inc., Ventana Medical
                                                       to February 2001, Vice                  Systems, Inc., and GATX
                                                       Chairman and Director of                Corporation, and Trustee
                                                       Anixter International,                  of The Scripps Research
                                                       Inc., a global                          Institute and the
                                                       distributor of wire,                    University of Chicago
                                                       cable and communications                Hospitals and Health
                                                       connectivity products.                  Systems. Prior to April
                                                       Prior to July 2000,                     2004, Director of
                                                       Managing Partner of                     TheraSense, Inc. Prior to
                                                       Equity Group Corporate                  January 2004, Director of
                                                       Investment (EGI), a                     TeleTech Holdings Inc.
                                                       company that makes                      and Arris Group, Inc.
                                                       private investments in                  Prior to May 2002,
                                                       other companies.                        Director of Peregrine
                                                                                               Systems Inc. Prior to
                                                                                               February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).


VAN KAMPEN AGGRESSIVE GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (56)       Trustee      Trustee     Managing Partner of            81       Trustee/Director/Managing
Heidrick & Struggles                       since 1996  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

R. Craig Kennedy (53)         Trustee      Trustee     Director and President of      81       Trustee/Director/Managing
1744 R Street, NW                          since 1996  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (69)            Trustee      Trustee     Prior to 1998, President       83       Trustee/Director/Managing
736 North Western Avenue                   since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

VAN KAMPEN AGGRESSIVE GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (69)           Trustee      Trustee     President of Nelson            81       Trustee/Director/Managing
423 Country Club Drive                     since 1996  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (64)     Trustee      Trustee     President Emeritus and         83       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           81       Trustee/Director/Managing
(63)                                       since 1999  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN AGGRESSIVE GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (51)       Trustee,     Trustee     President and Chief            81       Trustee/Director/Managing
1221 Avenue of the Americas   President    since       Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief    1999;       funds in the Fund                       in the Fund Complex.
                              Executive    President   Complex. Chairman,
                              Officer      and Chief   President, Chief
                                           Executive   Executive Officer and
                                           Officer     Director of the Adviser
                                           since 2002  and Van Kampen Advisors
                                                       Inc. since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

VAN KAMPEN AGGRESSIVE GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (59)  Trustee      Trustee     Advisory Director of           83       Trustee/Director/Managing
1 Parkview Plaza                           since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (65)         Trustee      Trustee     Partner in the law firm        83       Trustee/Director/Managing
333 West Wacker Drive                      since 1996  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates. Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN AGGRESSIVE GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stefanie V. Chang (38)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Secretary            since 2003  Vice President and Secretary of funds in the Fund Complex.
New York, NY 10020

Amy R. Doberman (43)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                   and the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex as of August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

James W. Garrett (36)         Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Treasurer            since 2005  Chief Financial Officer and Treasurer of the Morgan Stanley
New York, NY 10020                                                 Institutional Funds since 2002 and funds in the Fund Complex since January 2005.

Joseph J. McAlinden (62)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020            Investment Officer                   Investment Management Inc. and Director of Morgan Stanley
                                                                   Trust for over 5 years. Executive Vice President and Chief
                                                                   Investment Officer of funds in the Fund Complex. Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc. since
                                                                   December 2002.

Ronald E. Robison (66)        Executive Vice           Officer     Executive Vice President and Principal Executive Officer of
1221 Avenue of the Americas   President and            since 2003  funds in the Fund Complex. Chief Executive Officer and
New York, NY 10020            Principal Executive                  Chairman of Investor Services. Managing Director of Morgan
                              Officer                              Stanley. Chief Administrative Officer, Managing Director and
                                                                   Director of Morgan Stanley Investment Advisors Inc., Morgan
                                                                   Stanley Services Company Inc. and Managing Director and
                                                                   Director of Morgan Stanley Distributors Inc. Chief Executive
                                                                   Officer and Director of Morgan Stanley Trust. Executive Vice
                                                                   President and Principal Executive Officer of the
                                                                   Institutional and Retail Morgan Stanley Funds; Director of
                                                                   Morgan Stanley SICAV; previously Chief Global Operations
                                                                   Officer and Managing Director of Morgan Stanley Investment
                                                                   Management Inc.

VAN KAMPEN AGGRESSIVE GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

John L. Sullivan (49)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management. Prior
                                                                   to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC. 70, 170, 270
AGG ANR 5/05 RN05-01066P-Y03/05
                                                   (VAN KAMPEN INVESTMENTS LOGO)

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Small Cap Growth Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/05

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Russell 2000 Growth Index from 11/30/00 (first month-end after inception) through 3/31/05. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                VAN KAMPEN SMALL CAP GROWTH
                                                                            FUND                    RUSSELL 2000 GROWTH INDEX
                                                                ---------------------------         -------------------------
11/00                                                                       9426                              10000
12/00                                                                      10151                              10612
                                                                            6961                               8999
                                                                            7413                              10616
                                                                            5400                               7635
12/01                                                                       6199                               9633
                                                                            5945                               9444
                                                                            5249                               7962
                                                                            4544                               6248
12/02                                                                       4534                               6718
                                                                            4450                               6457
                                                                            5287                               8016
                                                                            5748                               8856
12/03                                                                       6303                               9978
                                                                            6698                              10535
                                                                            6990                              10545
                                                                            6736                               9911
12/04                                                                       7676                              11406
3/05                                                                        7507                              10627

Source for index data: Lipper Inc.

                               A SHARES                B SHARES                C SHARES
                               11/27/00                11/27/00                11/27/00
---------------------------------------------------------------------------------------------
AVERAGE ANNUAL           W/O SALES    W/SALES    W/O SALES    W/SALES    W/O SALES    W/SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception           -5.07%      -6.35%      -5.73%      -6.06%      -5.76%      -5.76%

1-year                    12.08        5.70       11.37        6.37       11.22       10.22
---------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's return would have been lower. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 2000 Growth Index is generally representative of the U.S. market for small capitalization stocks. It contains securities that growth managers typically select from the Russell 2000 Index. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper, Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2005

Van Kampen Small Cap Growth Fund is managed by the Adviser's Multi-Cap Growth team.(1) Current members include Gary Lewis, Managing Director of the Adviser; Dudley Brickhouse, Janet Luby, and David Walker, Executive Directors of the Adviser; Matthew Hart and Scott Miller, Vice Presidents of the Adviser.

MARKET CONDITIONS

For the 12 months ended March 31, 2005, the equity markets delivered generally positive performance. Against the backdrop of economic recovery, the Federal Open Market Committee raised the federal funds target rate several times during the reporting period. Largely anticipated by investors, these upticks did not cause major market disruptions.

Earnings growth remained strong and balance sheets improved. Additionally, corporations became somewhat more willing to spend their cash stockpiles, which translated into stock buy-backs, increased dividends, and measured capital spending. A weaker dollar helped U.S. companies be more competitive.

While the markets appeared more stable than in years past, the period was not without volatility. In the early portion of the reporting period, investors were apprehensive about the unfolding of events in Iraq, the threat of terrorist attacks, rising oil prices, and the possibility of another protracted outcome to the U.S. presidential election. Sentiment improved as oil prices fell from their highs at the end of October and the presidential election came to a quick and decisive close. These factors set the stage for a stock rally in November and December.

After a brisk close to 2004, the equity market gave back gains in the first quarter of 2005. Despite the successful election in Iraq and the upward revision of fourth-quarter gross domestic product numbers, the period ended on a less positive note as rising oil prices and interest rates took a toll on investor sentiment.

For most of the period, small caps continued to perform. After seeing their prices driven down during the 1990s, small caps offered attractively valued growth potential, particularly relative to large-cap stocks. However, at the tail end of 2004 and in the first quarter of 2005, large caps enjoyed increased favor in the market.

(1)Team members may change at any time without notice.
 2

PERFORMANCE ANALYSIS

The fund returned 12.08 percent for the 12 months ended March 31, 2005 (Class A shares, unadjusted for sales charge). In comparison, the fund's benchmark index, the Russell 2000 Growth Index, returned 0.87 percent for the period.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2005

---------------------------------------------------------
                                    RUSSELL 2000(R)
      CLASS A   CLASS B   CLASS C    GROWTH INDEX

      12.08%    11.37%    11.22%        0.87%
---------------------------------------------------------

THE PERFORMANCE FOR THE THREE SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION AND INDEX DEFINITIONS.

Stocks from a range of sectors contributed to the fund's strong return for the period. Against the backdrop of rising oil prices, energy was a particularly solid area for the fund. During most of the period, the fund was overweighted in energy stocks relative to the Russell 2000 Growth Index. Our belief was that the market had not fully priced in commodity prices, presenting upside opportunities for certain energy stocks. We sought the stocks with what we believed had the most favorable risk/reward attributes. Early in the period, this led us to a number of energy producers, which have the greatest leverage to commodity prices. Later in the period, we focused on oil services companies, which were positioned to benefit as energy producers moved to invest their growing cash.

Consumer discretionary stocks also bolstered returns. For most of the period, our stock selection discipline resulted in the fund's overweighted position in consumer discretionary stocks relative to the benchmark index. Against the backdrop of an improving economy, the fund's specialty retailers were well positioned to generate increased sales relative to past years. In particular, the fund benefited from specialty retailers that focused on teens and youngsters. These companies target a demographic that is considerable less influenced by bigger-picture economic concerns, such as spiking oil prices.

A significant underweighting in financials also proved advantageous during the reporting period. We were concerned that rising interest rates and a flattening yield curve would squeeze the profitability of this sector. (The smaller spread between short- and long-term rates impedes the ability of financial companies to make money through loan activities.) Stock selection within health care also helped performance. Earlier in the reporting period, there was considerable market interest in biotechnology stocks, and we sold positions into strength, locking in gains.

On the downside, regional banking exposure offset gains in other areas. Increased legislative and interest-rate risk took a toll. We opted to seek opportunities elsewhere and reduced exposure. Certain technology stocks also slowed the fund's pace, as computer networking equipment stocks struggled in the wake of softer-than-expected demand, consolidation and pricing patterns.

In closing, as portfolio managers, we seek stocks with rising earnings expectations or rising valuations. More simply, we look for companies that we believe have the upside for growth, while keeping attuned to the risk considerations inherent in equities in general, and small-cap stocks in particular. Our discipline was rewarded during the reporting period, and we look forward to consistently applying this discipline in the future.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the fund in the future.

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF MARCH 31, 2005
United Defense Industries, Inc.                                   1.6%
Comtech Telecommunications Corp.                                  1.3
Cryptologic, Inc.                                                 1.3
Childrens Place                                                   1.2
Ansys, Inc.                                                       1.2
SS&C Technologies, Inc.                                           1.2
Navigant Consulting, Inc.                                         1.2
MEMC Electronic Materials, Inc.                                   1.1
SBS Broadcasting SA                                               1.1
CompuCredit Corp.                                                 1.1

INDUSTRIES AS A PERCENTAGE OF NET ASSETS AS OF MARCH 31, 2005
Aerospace & Defense                                               7.9%
Application Software                                              7.9
Internet Software & Services                                      4.8
Communications Equipment                                          4.7
Oil & Gas Exploration & Production                                3.8
Computer Storage & Peripherals                                    3.3
Systems Software                                                  3.1
Casinos & Gaming                                                  2.7
Biotechnology                                                     2.6
Electronic Equipment Manufacturers                                2.5
Apparel Retail                                                    2.3
Diversified Commercial Services                                   2.2
Health Care Facilities                                            2.2
Employment Services                                               2.1
Trading Companies & Distributors                                  2.1
Semiconductor Equipment                                           2.1
Health Care Equipment                                             1.9
Data Processing & Outsourcing Services                            1.8
Industrial Machinery                                              1.8
Regional Banks                                                    1.8
Specialty Stores                                                  1.8
Consumer Finance                                                  1.7
Construction & Farm Machinery                                     1.6
Health Care Services                                              1.5
Oil & Gas Equipment & Services                                    1.4
Semiconductors                                                    1.4
Health Care Supplies                                              1.3
Metal & Glass Containers                                          1.2
Footwear                                                          1.2
Broadcasting & Cable TV                                           1.1
Packaged Foods                                                    1.1
Managed Health Care                                               1.1
Apparel & Accessories                                             1.0
Office Services & Supplies                                        1.0
Home Entertainment Software                                       0.9
Gas Utilities                                                     0.8
Trucking                                                          0.8
Technology Distributors                                           0.8
Home Furnishings                                                  0.8
Advertising                                                       0.7

                                             (continued on next page)

INDUSTRIES AS A PERCENTAGE OF NET ASSETS AS OF MARCH 31, 2005
                                       (continued from previous page)
Restaurants                                                       0.7
Household Products                                                0.7
Reinsurance                                                       0.7
Multi-Utilities & Unregulated Power                               0.7
Property & Casualty                                               0.7
Pharmaceuticals                                                   0.6
Internet Retail                                                   0.6
Real Estate Management & Development                              0.6
Air Freight & Couriers                                            0.6
Life & Health Insurance                                           0.6
Electronic Manufacturing Services                                 0.6
Oil & Gas Refining & Marketing                                    0.5
Leisure Products                                                  0.5
Steel                                                             0.5
Computer Hardware                                                 0.5
Construction Materials                                            0.5
Commodity Chemicals                                               0.4
                                                                -----
Total Long-Term Investments                                      96.8%
Short-Term Investments                                            4.0
Liabilities in Excess of Other Assets                            -0.8
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Holdings are as a percentage of net assets. Summary of investments by industry classification are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/04 - 3/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, and $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                BEGINNING         ENDING         EXPENSES PAID
                                              ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
                                              --------------------------------------------------
                                                 10/1/04          3/31/05       10/1/04-3/31/05
Class A
  Actual....................................    $1,000.00        $1,114.53           $ 8.38
  Hypothetical..............................     1,000.00         1,017.03             8.00
  (5% annual return before expenses)
Class B
  Actual....................................     1,000.00         1,110.47            12.31
  Hypothetical..............................     1,000.00         1,013.23            11.75
  (5% annual return before expenses)
Class C
  Actual....................................     1,000.00         1,110.63            12.37
  Hypothetical..............................     1,000.00         1,013.23            11.80
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.59%, 2.34%, and 2.35% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). These ratios reflect an expense cap.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  96.8%
ADVERTISING  0.7%
RH Donnelley Corp. (a)......................................    15,000    $    871,350
                                                                          ------------

AEROSPACE & DEFENSE  7.9%
Armor Holdings, Inc. (a)....................................    30,000       1,112,700
Aviall, Inc. (a)............................................    30,000         840,000
Engineered Support Systems, Inc. ...........................    15,000         802,800
Hexcel Corp. (a)............................................    75,000       1,163,250
Innovative Solutions & Support, Inc. (a)....................    20,000         635,000
Mercury Computer Systems, Inc. (a)..........................    40,000       1,103,200
MTC Technologies, Inc. (a)..................................    25,000         812,500
Teledyne Technologies, Inc. (a).............................    30,000         939,000
United Defense Industries, Inc. ............................    25,000       1,835,500
                                                                          ------------
                                                                             9,243,950
                                                                          ------------
AIR FREIGHT & COURIERS  0.6%
UTI Worldwide, Inc. (British Virgin Islands)................    10,000         694,500
                                                                          ------------

APPAREL & ACCESSORIES  1.0%
Cherokee, Inc. .............................................    20,000         669,600
Deckers Outdoor Corp. (a)...................................    15,000         536,100
                                                                          ------------
                                                                             1,205,700
                                                                          ------------
APPAREL RETAIL  2.3%
Bebe Stores, Inc. ..........................................    20,000         679,000
Cato Corp., Class A.........................................    20,000         645,000
Childrens Place (a).........................................    30,000       1,432,500
                                                                          ------------
                                                                             2,756,500
                                                                          ------------
APPLICATION SOFTWARE  7.9%
Ansys, Inc. (a).............................................    40,000       1,368,400
Blackboard, Inc. (a)........................................    50,000         872,000
Epicor Software Corp. (a)...................................    75,000         982,500
Hyperion Solutions Corp. (a)................................    20,000         882,200
Intervoice, Inc. (a)........................................    25,000         280,750
Kronos, Inc. (a)............................................    15,000         766,650
MAPICS, Inc. (a)............................................    50,000         636,500
Parametric Technology Co. (a)...............................    50,000         279,500
SS&C Technologies, Inc. ....................................    60,000       1,368,000
Transaction Systems Architects, Inc., Class A (a)...........    40,000         926,000
Witness Systems, Inc. (a)...................................    50,000         877,500
                                                                          ------------
                                                                             9,240,000
                                                                          ------------
BIOTECHNOLOGY  2.6%
DOV Pharmaceutical, Inc. (a)................................    30,000         410,400
Incyte Corp. (a)............................................    50,000         341,500
Neurocrine Biosciences, Inc. (a)............................    12,500         475,750
Rigel Pharmaceuticals, Inc. (a).............................    25,000         401,000

 10                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
BIOTECHNOLOGY (CONTINUED)
SFBC International, Inc. (a)................................    15,000    $    528,600
United Therapeutics Corp. (a)...............................    20,000         913,900
                                                                          ------------
                                                                             3,071,150
                                                                          ------------
BROADCASTING & CABLE TV  1.1%
SBS Broadcasting SA (Luxembourg) (a)........................    30,000       1,339,800
                                                                          ------------

CASINOS & GAMING  2.7%
Monarch Casino & Resort, Inc. (a)...........................    50,000         995,000
Penn National Gaming, Inc. (a)..............................    30,000         881,400
Scientific Games Corp., Class A (a).........................    25,000         571,250
Station Casinos, Inc. ......................................    10,000         675,500
                                                                          ------------
                                                                             3,123,150
                                                                          ------------
COMMODITY CHEMICALS  0.4%
Methanex Corp. (Canada).....................................    25,000         485,750
                                                                          ------------

COMMUNICATIONS EQUIPMENT  4.7%
Comtech Telecommunications Corp. (a)........................    30,000       1,563,000
Digi International, Inc. (a)................................    40,000         548,800
EFJ, Inc. (a)...............................................    50,000         411,500
F5 Networks, Inc. (a).......................................    15,000         757,350
Inter-Tel, Inc. ............................................    25,000         612,500
Packeteer, Inc. (a).........................................    50,000         769,500
Spectralink Corp. ..........................................    40,000         564,800
Westell Technologies, Inc., Class A (a).....................    50,000         275,500
                                                                          ------------
                                                                             5,502,950
                                                                          ------------
COMPUTER HARDWARE  0.5%
Avid Technology, Inc. (a)...................................    10,000         541,200
                                                                          ------------

COMPUTER STORAGE & PERIPHERALS  3.3%
Hutchinson Technology, Inc. (a).............................    25,000         869,500
Komag, Inc. (a).............................................    40,000         894,000
Rimage Corp. (a)............................................    20,000         397,000
Synaptics, Inc. (a).........................................    35,000         812,000
Western Digital Corp. (a)...................................    75,000         956,250
                                                                          ------------
                                                                             3,928,750
                                                                          ------------
CONSTRUCTION & FARM MACHINERY  1.6%
Joy Global, Inc. ...........................................    17,500         613,550
Oshkosh Truck Corp. ........................................    15,000       1,229,850
                                                                          ------------
                                                                             1,843,400
                                                                          ------------
CONSTRUCTION MATERIALS  0.5%
Texas Industries, Inc. .....................................    10,000         537,500
                                                                          ------------

CONSUMER FINANCE  1.7%
CompuCredit Corp. (a).......................................    50,000       1,331,000
Nelnet Inc., Class A (a)....................................    20,000         636,600
                                                                          ------------
                                                                             1,967,600
                                                                          ------------

See Notes to Financial Statements                                             11

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCING SERVICES  1.8%
Euronet Worldwide, Inc. (a).................................    30,000    $    856,500
Global Payments, Inc. ......................................    20,000       1,289,800
                                                                          ------------
                                                                             2,146,300
                                                                          ------------
DIVERSIFIED COMMERCIAL SERVICES  2.2%
Apollo Group, Inc., Class A (a).............................         1              74
Charles River Associates, Inc. (a)..........................    12,500         616,875
Diamondcluster International, Inc. (a)......................    40,000         644,000
Navigant Consulting, Inc. (a)...............................    50,000       1,361,500
                                                                          ------------
                                                                             2,622,449
                                                                          ------------
ELECTRONIC EQUIPMENT MANUFACTURERS  2.5%
Artesyn Technologies, Inc. (a)..............................    45,000         391,950
Dionex Corp. (a)............................................    12,500         681,250
FARO Technologies, Inc. (a).................................    30,000         706,200
Lipman (Israel) (a).........................................    20,000         574,800
MTS Systems Corp. ..........................................    20,000         580,600
                                                                          ------------
                                                                             2,934,800
                                                                          ------------
ELECTRONIC MANUFACTURING SERVICES  0.6%
Trimble Navigation, Ltd. (a)................................    20,000         676,200
                                                                          ------------

EMPLOYMENT SERVICES  2.1%
Heidrick & Struggles International, Inc. (a)................    25,000         919,250
Labor Ready, Inc. (a).......................................    40,000         746,000
Resources Connection, Inc. (a)..............................    40,000         837,200
                                                                          ------------
                                                                             2,502,450
                                                                          ------------
FOOTWEAR  1.2%
K-Swiss, Inc., Class A......................................    20,000         660,600
Wolverine World Wide, Inc. .................................    35,000         750,050
                                                                          ------------
                                                                             1,410,650
                                                                          ------------
GAS UTILITIES  0.8%
Energen Corp. ..............................................    15,000         999,000
                                                                          ------------

HEALTH CARE EQUIPMENT  1.9%
Cooper Co., Inc. ...........................................    15,000       1,093,500
Palomar Medical Technologies, Inc. (a)......................    30,000         809,100
Schick Technologies, Inc. (a)...............................    17,500         301,875
                                                                          ------------
                                                                             2,204,475
                                                                          ------------
HEALTH CARE FACILITIES  2.2%
LCA Vision, Inc. ...........................................    25,000         832,500
LifePoint Hospitals, Inc. (a)...............................    30,000       1,315,200
Radiation Therapy Services, Inc. (a)........................    20,000         379,600
                                                                          ------------
                                                                             2,527,300
                                                                          ------------
HEALTH CARE SERVICES  1.5%
Option Care, Inc. ..........................................    40,000         823,600
Ventiv Health, Inc. (a).....................................    40,000         920,000
                                                                          ------------
                                                                             1,743,600
                                                                          ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
HEALTH CARE SUPPLIES  1.3%
Gen-Probe, Inc. (a).........................................    20,000    $    891,200
Immucor, Inc. (a)...........................................    20,000         603,800
                                                                          ------------
                                                                             1,495,000
                                                                          ------------
HOME ENTERTAINMENT SOFTWARE  0.9%
Shanda Interactive Entertainment, Ltd.--ADR (Cayman Islands)
  (a).......................................................    35,000       1,057,000
                                                                          ------------

HOME FURNISHINGS  0.8%
Tempur-Pedic International, Inc. (a)........................    50,000         933,000
                                                                          ------------

HOUSEHOLD PRODUCTS  0.7%
Rayovac Corp. (a)...........................................    20,000         832,000
                                                                          ------------

INDUSTRIAL MACHINERY  1.8%
Actuant Corp., Class A (a)..................................    20,000         898,400
IDEX Corp. .................................................    30,000       1,210,500
                                                                          ------------
                                                                             2,108,900
                                                                          ------------
INTERNET RETAIL  0.6%
Provide Commerce, Inc. (a)..................................    25,000         722,000
                                                                          ------------

INTERNET SOFTWARE & SERVICES  4.8%
Aladdin Knowledge Systems (Israel) (a)......................    45,000       1,022,850
Cryptologic, Inc. (Canada)..................................    50,000       1,549,000
Digital River, Inc. (a).....................................    20,000         623,200
Fastclick, Inc. (a).........................................    22,200         266,400
J2 Global Communications, Inc. (a)..........................    15,000         514,650
NDS Group plc--ADR (United Kingdom) (a).....................    17,500         607,775
Niku Corp. (a)..............................................    60,000       1,083,000
                                                                          ------------
                                                                             5,666,875
                                                                          ------------
LEISURE PRODUCTS  0.5%
MarineMax, Inc. (a).........................................    20,000         623,600
                                                                          ------------

LIFE & HEALTH INSURANCE  0.6%
Universal American Financial Corp. (a)......................    40,000         692,000
                                                                          ------------

MANAGED HEALTH CARE  1.1%
Centene Corp. (a)...........................................    20,000         599,800
Sierra Health Services, Inc. (a)............................    10,000         638,400
                                                                          ------------
                                                                             1,238,200
                                                                          ------------
METAL & GLASS CONTAINERS  1.2%
Crown Holdings, Inc. (a)....................................    50,000         778,000
Jarden Corp. (a)............................................    15,000         688,200
                                                                          ------------
                                                                             1,466,200
                                                                          ------------
MULTI-UTILITIES & UNREGULATED POWER  0.7%
WPS Resources Corp. ........................................    15,000         793,800
                                                                          ------------

See Notes to Financial Statements                                             13

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
OFFICE SERVICES & SUPPLIES  1.0%
Brady Corp., Class A........................................    35,000    $  1,132,250
                                                                          ------------

OIL & GAS EQUIPMENT & SERVICES  1.4%
Dawson Geophysical Co. (a)..................................    35,000         847,000
NS Group, Inc. (a)..........................................    25,000         785,250
                                                                          ------------
                                                                             1,632,250
                                                                          ------------
OIL & GAS EXPLORATION & PRODUCTION  3.8%
Cimarex Energy Co. (a)......................................    25,000         975,000
Energy Partners, Ltd. (a)...................................    35,000         908,950
KCS Energy, Inc. (a)........................................    40,000         614,400
Remington Oil & Gas Corp. (a)...............................    30,000         945,600
St. Mary Land & Exploration Co. ............................    20,000       1,001,000
                                                                          ------------
                                                                             4,444,950
                                                                          ------------
OIL & GAS REFINING & MARKETING  0.5%
Overseas Shipholding Group, Inc. ...........................    10,000         629,100
                                                                          ------------

PACKAGED FOODS  1.1%
Pilgrims Pride Corp. .......................................    15,000         535,800
Ralcorp Holdings, Inc. (a)..................................    15,000         710,250
                                                                          ------------
                                                                             1,246,050
                                                                          ------------
PHARMACEUTICALS  0.6%
Cardiome Pharma Corp. (Canada) (a)..........................    50,000         310,000
CNS, Inc. ..................................................    25,000         445,000
                                                                          ------------
                                                                               755,000
                                                                          ------------
PROPERTY & CASUALTY  0.7%
Philadelphia Consolidated Holding Corp. (a).................    10,000         775,300
                                                                          ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT  0.6%
Jones Lang Lasalle, Inc. (a)................................    15,000         699,750
                                                                          ------------

REINSURANCE  0.7%
FPIC Insurance Group, Inc. (a)..............................    25,000         803,750
                                                                          ------------

REGIONAL BANKS  1.8%
Center Financial Corp. .....................................    45,000         793,350
First BanCorp (Puerto Rico).................................    15,000         633,750
Silicon Valley Bancshares (a)...............................    15,000         660,900
                                                                          ------------
                                                                             2,088,000
                                                                          ------------
RESTAURANTS  0.7%
Sonic Corp. (a).............................................    25,000         835,000
                                                                          ------------

SEMICONDUCTOR EQUIPMENT  2.1%
MEMC Electronic Materials, Inc. (a).........................   100,000       1,345,000
Tessera Technologies, Inc. (a)..............................    25,000       1,080,750
                                                                          ------------
                                                                             2,425,750
                                                                          ------------

 14                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
SEMICONDUCTORS  1.4%
DSP Group, Inc. (a).........................................    40,000    $  1,030,400
Silicon Laboratories, Inc. (a)..............................    20,000         594,200
                                                                          ------------
                                                                             1,624,600
                                                                          ------------
SPECIALTY STORES  1.8%
Guitar Center, Inc. (a).....................................    12,500         685,375
Hibbett Sporting Goods, Inc. (a)............................    25,000         751,000
Pantry, Inc. (a)............................................    20,000         619,400
                                                                          ------------
                                                                             2,055,775
                                                                          ------------
STEEL  0.5%
Worthington Industries, Inc. ...............................    30,000         578,400
                                                                          ------------

SYSTEMS SOFTWARE  3.1%
MICROS Systems, Inc. (a)....................................    17,500         642,425
Progress Software Corp. (a).................................    50,000       1,311,000
Quality Systems, Inc. (a)...................................    30,000       1,270,200
Secure Computing Corp. (a)..................................    50,000         428,500
                                                                          ------------
                                                                             3,652,125
                                                                          ------------
TECHNOLOGY DISTRIBUTORS  0.8%
Brightpoint, Inc. (a).......................................    50,000         936,500
                                                                          ------------

TRADING COMPANIES & DISTRIBUTORS  2.1%
GATX Corp. .................................................    30,000         995,700
MSC Industrial Direct, Co., Inc., Class A...................    20,000         611,200
WESCO International, Inc. (a)...............................    30,000         840,000
                                                                          ------------
                                                                             2,446,900
                                                                          ------------
TRUCKING  0.8%
Landstar Systems, Inc. (a)..................................    30,000         982,500
                                                                          ------------
TOTAL LONG-TERM INVESTMENTS  96.8%
  (Cost $104,036,030)..................................................    113,492,999

REPURCHASE AGREEMENT  4.0%
UBS Securities LLC ($4,673,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.53%, dated
  03/31/05, to be sold on 04/01/05 at $4,673,328)
  (Cost $4,673,000)....................................................      4,673,000
                                                                          ------------

TOTAL INVESTMENTS  100.8%
  (Cost $108,709,030)..................................................    118,165,999
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.8%)..........................       (931,677)
                                                                          ------------

NET ASSETS  100.0%.....................................................   $117,234,322
                                                                          ============

See Notes to Financial Statements                                             15

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 continued

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 16                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2005

ASSETS:
Total Investments (Cost $108,709,030).......................  $118,165,999
Cash........................................................        11,519
Receivables:
  Investments Sold..........................................       856,757
  Fund Shares Sold..........................................       266,154
  Dividends.................................................        35,641
  Interest..................................................           328
Other.......................................................        29,142
                                                              ------------
    Total Assets............................................   119,365,540
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     1,595,967
  Fund Shares Repurchased...................................       200,622
  Distributor and Affiliates................................       131,441
  Investment Advisory Fee...................................        57,352
Accrued Expenses............................................        87,049
Trustees' Deferred Compensation and Retirement Plans........        58,787
                                                              ------------
    Total Liabilities.......................................     2,131,218
                                                              ------------
NET ASSETS..................................................  $117,234,322
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $141,057,770
Net Unrealized Appreciation.................................     9,456,969
Accumulated Net Investment Loss.............................       (50,968)
Accumulated Net Realized Loss...............................   (33,229,449)
                                                              ------------
NET ASSETS..................................................  $117,234,322
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $57,221,320 and 7,168,207 shares of
    beneficial interest issued and outstanding).............  $       7.98
    Maximum sales charge (5.75%* of offering price).........           .49
                                                              ------------
    Maximum offering price to public........................  $       8.47
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $43,696,410 and 5,646,164 shares of
    beneficial interest issued and outstanding).............  $       7.74
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $16,316,592 and 2,109,729 shares of
    beneficial interest issued and outstanding).............  $       7.73
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             17

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2005

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $2,014)......  $   396,131
Interest....................................................       68,643
                                                              -----------
    Total Income............................................      464,774
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      842,788
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $119,789, $408,368 and $163,778,
  respectively).............................................      691,935
Shareholder Services........................................      411,819
Legal.......................................................       39,011
Custody.....................................................       33,157
Trustees' Fees and Related Expenses.........................       20,604
Other.......................................................      223,271
                                                              -----------
    Total Expenses..........................................    2,262,585
    Investment Advisory Fee Reduction.......................      145,799
    Less Credits Earned on Cash Balances....................        2,641
                                                              -----------
    Net Expenses............................................    2,114,145
                                                              -----------
NET INVESTMENT LOSS.........................................  $(1,649,371)
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $14,861,144
  Foreign Currency Transactions.............................           32
                                                              -----------
Net Realized Gain...........................................   14,861,176
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   11,890,001
  End of the Period.........................................    9,456,969
                                                              -----------
Net Unrealized Depreciation During the Period...............   (2,433,032)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $12,428,144
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $10,778,773
                                                              ===========

 18                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                 FOR THE          FOR THE
                                                                YEAR ENDED       YEAR ENDED
                                                              MARCH 31, 2005   MARCH 31, 2004
                                                              -------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.........................................   $ (1,649,371)    $ (1,487,993)
Net Realized Gain...........................................     14,861,176       23,661,792
Net Unrealized Appreciation/Depreciation During the
  Period....................................................     (2,433,032)       8,479,188
                                                               ------------     ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........     10,778,773       30,652,987
                                                               ------------     ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................     40,539,254       51,683,159
Cost of Shares Repurchased..................................    (42,445,020)     (30,137,864)
                                                               ------------     ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........     (1,905,766)      21,545,295
                                                               ------------     ------------
TOTAL INCREASE IN NET ASSETS................................      8,873,007       52,198,282
NET ASSETS:
Beginning of the Period.....................................    108,361,315       56,163,033
                                                               ------------     ------------
End of the Period (Including accumulated net investment loss
  of $50,968 and $37,684, respectively).....................   $117,234,322     $108,361,315
                                                               ============     ============

See Notes to Financial Statements                                             19

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                NOVEMBER 27, 2000
                                                                                  (COMMENCEMENT
                                             YEAR ENDED MARCH 31,                 OF INVESTMENT
CLASS A SHARES                   --------------------------------------------    OPERATIONS) TO
                                  2005        2004        2003         2002      MARCH 31, 2001
                                 ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................  $ 7.11      $ 4.73      $  6.32      $  7.40        $ 10.00
                                 ------      ------      -------      -------        -------
  Net Investment Loss..........    (.09)(a)    (.08)(a)     (.06)(a)     (.09)          (.04)
  Net Realized and Unrealized
    Gain/Loss..................     .96        2.46        (1.53)        (.99)         (2.56)
                                 ------      ------      -------      -------        -------
Total from Investment
  Operations...................     .87        2.38        (1.59)       (1.08)         (2.60)
                                 ------      ------      -------      -------        -------
NET ASSET VALUE, END OF THE
  PERIOD.......................  $ 7.98      $ 7.11      $  4.73      $  6.32        $  7.40
                                 ======      ======      =======      =======        =======

TOTAL RETURN* (b)..............  12.08%      50.53%      -25.16%      -14.59%        -26.00%**
Net Assets at End of the Period
  (In millions)................  $ 57.2      $ 47.2      $  23.7      $  41.4        $  43.0
Ratio of Expenses to Average
  Net Assets* (c)..............   1.60%       1.60%        1.60%        1.60%          1.66%
Ratio of Net Investment Loss to
  Average Net Assets*..........  (1.15%)     (1.30%)      (1.20%)      (1.31%)        (1.06%)
Portfolio Turnover.............    281%        332%         232%         358%           132%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets (c)............   1.74%       1.77%        1.79%        1.72%          1.96%
   Ratio of Net Investment Loss
     to Average Net Assets.....  (1.29%)     (1.47%)      (1.39%)      (1.43%)        (1.36%)

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .06% for the period ended March 31, 2001.

 20                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                NOVEMBER 27, 2000
                                                                                  (COMMENCEMENT
                                             YEAR ENDED MARCH 31,                 OF INVESTMENT
CLASS B SHARES                   --------------------------------------------    OPERATIONS) TO
                                  2005        2004        2003         2002      MARCH 31, 2001
                                 ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................  $ 6.95      $ 4.65      $  6.26      $  7.38        $ 10.00
                                 ------      ------      -------      -------        -------
  Net Investment Loss..........    (.14)(a)    (.13)(a)     (.10)(a)     (.12)          (.04)
  Net Realized and Unrealized
    Gain/Loss..................     .93        2.43        (1.51)       (1.00)         (2.58)
                                 ------      ------      -------      -------        -------
Total from Investment
  Operations...................     .79        2.30        (1.61)       (1.12)         (2.62)
                                 ------      ------      -------      -------        -------
NET ASSET VALUE, END OF THE
  PERIOD.......................  $ 7.74      $ 6.95      $  4.65      $  6.26        $  7.38
                                 ======      ======      =======      =======        =======

TOTAL RETURN* (b)..............  11.37%      49.46%      -25.60%      -15.31%        -26.20%**
Net Assets at End of the Period
  (In millions)................  $ 43.7      $ 42.9      $  21.8      $  31.8        $  28.3
Ratio of Expenses to Average
  Net Assets* (c)..............   2.35%       2.35%        2.35%        2.35%          2.41%
Ratio of Net Investment Loss to
  Average Net Assets*..........  (1.91%)     (2.06%)      (1.95%)      (2.06%)        (1.85%)
Portfolio Turnover.............    281%        332%         232%         358%           132%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets (c)............   2.49%       2.52%        2.54%        2.47%          2.71%
   Ratio of Net Investment Loss
     to Average Net Assets.....  (2.05%)     (2.23%)      (2.14%)      (2.18%)        (2.15%)

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .06% for the period ended March 31, 2001.

See Notes to Financial Statements                                             21

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                NOVEMBER 27, 2000
                                                                                  (COMMENCEMENT
                                             YEAR ENDED MARCH 31,                 OF INVESTMENT
CLASS C SHARES                   --------------------------------------------    OPERATIONS) TO
                                  2005        2004        2003         2002      MARCH 31, 2001
                                 ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................  $ 6.94      $ 4.65      $  6.25      $  7.38        $ 10.00
                                 ------      ------      -------      -------        -------
  Net Investment Loss..........    (.14)(a)    (.13)(a)     (.10)(a)     (.13)          (.04)
  Net Realized and Unrealized
    Gain/Loss..................     .93        2.42        (1.50)       (1.00)         (2.58)
                                 ------      ------      -------      -------        -------
Total from Investment
  Operations...................     .79        2.29        (1.60)       (1.13)         (2.62)
                                 ------      ------      -------      -------        -------
NET ASSET VALUE, END OF THE
  PERIOD.......................  $ 7.73      $ 6.94      $  4.65      $  6.25        $  7.38
                                 ======      ======      =======      =======        =======

TOTAL RETURN* (b)..............  11.22%      49.46%      -25.60%      -15.31%        -26.20%**
Net Assets at End of the Period
  (In millions)................  $ 16.3      $ 18.3      $  10.7      $  17.3        $  17.8
Ratio of Expenses to Average
  Net Assets* (c)..............   2.35%       2.35%        2.35%        2.35%          2.41%
Ratio of Net Investment Loss to
  Average Net Assets*..........  (1.91%)     (2.06%)      (1.95%)      (2.06%)        (1.85%)
Portfolio Turnover.............    281%        332%         232%         358%           132%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets (c)............   2.49%       2.52%        2.54%        2.47%          2.71%
   Ratio of Net Investment Loss
     to Average Net Assets.....  (2.05%)     (2.23%)      (2.14%)      (2.18%)        (2.15%)

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .06% for the period ended March 31, 2001.

 22                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Small Cap Growth Fund (the "Fund") is organized as a separate diversified series of Van Kampen Equity Trust (the "Trust") a Delaware statutory trust which is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital appreciation. The Fund invests primarily in common stocks and other equity securities of small companies that the Fund's investment adviser believes have above-average potential for capital appreciation. The Fund commenced investment operations on November 27, 2000, with three classes of common shares: Class A, Class B, and Class C. The Fund registered Class I Shares on November 30, 2004. There were no sales of Class I Shares for the period ended March 31, 2005.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the Federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At March 31, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $32,929,356, which will expire according to the following schedule.

AMOUNT                                                            EXPIRATION
$21,405,800.................................................    March 31, 2010
 11,523,556.................................................    March 31, 2011

    At March 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $109,009,123
                                                                ============
Gross tax unrealized appreciation...........................    $ 13,468,259
Gross tax unrealized depreciation...........................      (4,311,383)
                                                                ------------
Net tax unrealized appreciation on investments..............    $  9,156,876
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and net realized gains, if any. Distribution from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book and tax differences relating to a net operating loss totaling $1,645,590 and the recognition of excise taxes paid that are not deductible for tax purposes totaling $1,201 have been reclassified from accumulated net investment loss to capital. Permanent differences related to the sale of partnership interest totaling $10,500, and the Fund's investment in other regulated investment companies totaling $236 have been reclassified from accumulated net investment loss to accumulated net realized loss. In addition, a permanent difference related to net realized gains on foreign currency transactions totaling $32 has been reclassified from accumulated net realized loss to accumulated net investment loss.

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended March 31, 2005, the Fund's custody fee was reduced by $2,641 as a result of credits earned on cash balances.

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .80%
Next $500 million...........................................       .75%
Over $1 billion.............................................       .70%

    For the year ended March 31, 2005, the Adviser waived approximately $145,800 of its advisory fees. The Adviser has agreed to waive all expenses in excess of 1.60% of Class A average net assets, 2.35% of Class B average net assets, and 2.35% of Class C average net assets. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

    For the year ended March 31, 2005, the Fund recognized expenses of approximately $15,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended March 31, 2005, the Fund recognized expenses of approximately $37,900 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2005, the Fund recognized expenses of approximately $335,700 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $23,077 are included in "Other" assets on the Statements of Assets and Liabilities at March 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended March 31, 2005, the Fund paid brokerage commissions to Morgan Stanley DW Inc. (Morgan Stanley), an affiliate of the Adviser, totaling $91,287.

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

3. CAPITAL TRANSACTIONS

At March 31, 2005, capital aggregated $70,340,784, $48,957,085 and $21,759,901 for Classes A, B and C, respectively. For the year ended March 31, 2005, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   3,267,991    $ 24,619,358
  Class B...................................................   1,599,238      11,691,826
  Class C...................................................     578,351       4,228,070
                                                              ----------    ------------
Total Sales.................................................   5,445,580    $ 40,539,254
                                                              ==========    ============
Repurchases:
  Class A...................................................  (2,728,625)   $(19,681,269)
  Class B...................................................  (2,125,085)    (14,932,818)
  Class C...................................................  (1,109,580)     (7,830,933)
                                                              ----------    ------------
Total Repurchases...........................................  (5,963,290)   $(42,445,020)
                                                              ==========    ============

    At March 31, 2004, capital aggregated $66,206,483, $52,811,881 and
$25,591,963 for Classes A, B and C, respectively. For the year ended March 31, 2004, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   4,668,487    $ 28,870,242
  Class B...................................................   2,561,967      15,830,299
  Class C...................................................   1,112,453       6,982,618
                                                              ----------    ------------
Total Sales.................................................   8,342,907    $ 51,683,159
                                                              ==========    ============
Repurchases:
  Class A...................................................  (3,049,419)   $(18,592,797)
  Class B...................................................  (1,072,840)     (6,706,282)
  Class C...................................................    (771,680)     (4,838,785)
                                                              ----------    ------------
Total Repurchases...........................................  (4,893,939)   $(30,137,864)
                                                              ==========    ============

    Class B Shares and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. For the years ended March 31, 2005 and 2004, 97,776 and 17,920 Class B Shares converted to Class A Shares, respectively. Class C Shares do not possess a conversion feature. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

Shares will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                              CONTINGENT DEFERRED
                                                                  SALES CHARGE
                                                                AS A PERCENTAGE
                                                                OF DOLLAR AMOUNT
                                                               SUBJECT TO CHARGE
                                                              --------------------
YEAR OF REDEMPTION                                            CLASS B     CLASS C
First.......................................................   5.00%       1.00%
Second......................................................   4.00%        None
Third.......................................................   3.00%        None
Fourth......................................................   2.50%        None
Fifth.......................................................   1.50%        None
Sixth and Thereafter........................................    None        None

    For the year ended March 31, 2005, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A shares of approximately $66,900 and CDSC on redeemed shares of approximately $113,000. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $288,487,820 and $294,425,169, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plan of up to .25% of Class A average daily net assets and up to 1.00% each for Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $910,600 and $31,700 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended March 31, 2005, are payments retained by Van Kampen of approximately $334,100 and payments made to Morgan Stanley, an affiliate of the Adviser, of approximately $29,300.

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

6. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative compliant that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN SMALL CAP GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Small Cap Growth Fund

We have audited the accompanying statement of assets and liabilities of Van Kampen Small Cap Growth Fund (the "Fund"), including the portfolio of investments, as of March 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Small Cap Growth Fund at March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
May 9, 2005

VAN KAMPEN SMALL CAP GROWTH FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN* - President and
  Chief Executive Officer
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
Executive Vice President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS, INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 30

VAN KAMPEN SMALL CAP GROWTH FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (59)            Trustee      Trustee     Chairman and Chief             83       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

Jerry D. Choate (66)          Trustee      Trustee     Prior to January 1999,         81       Trustee/Director/Managing
33971 Selva Road                           since 2000  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

VAN KAMPEN SMALL CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE


Rod Dammeyer (64)             Trustee      Trustee     President of CAC, L.L.C.,      83       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Stericycle,
San Diego, CA 92122-6223                               advisory services. Prior                Inc., Ventana Medical
                                                       to February 2001, Vice                  Systems, Inc., and GATX
                                                       Chairman and Director of                Corporation, and Trustee
                                                       Anixter International,                  of The Scripps Research
                                                       Inc., a global                          Institute and the
                                                       distributor of wire,                    University of Chicago
                                                       cable and communications                Hospitals and Health
                                                       connectivity products.                  Systems. Prior to April
                                                       Prior to July 2000,                     2004, Director of
                                                       Managing Partner of                     TheraSense, Inc. Prior to
                                                       Equity Group Corporate                  January 2004, Director of
                                                       Investment (EGI), a                     TeleTech Holdings Inc.
                                                       company that makes                      and Arris Group, Inc.
                                                       private investments in                  Prior to May 2002,
                                                       other companies.                        Director of Peregrine
                                                                                               Systems Inc. Prior to
                                                                                               February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).


VAN KAMPEN SMALL CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (56)       Trustee      Trustee     Managing Partner of            81       Trustee/Director/Managing
Heidrick & Struggles                       since 2000  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

R. Craig Kennedy (53)         Trustee      Trustee     Director and President of      81       Trustee/Director/Managing
1744 R Street, NW                          since 2000  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (69)            Trustee      Trustee     Prior to 1998, President       83       Trustee/Director/Managing
736 North Western Avenue                   since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

VAN KAMPEN SMALL CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (69)           Trustee      Trustee     President of Nelson            81       Trustee/Director/Managing
423 Country Club Drive                     since 2000  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (64)     Trustee      Trustee     President Emeritus and         83       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           81       Trustee/Director/Managing
(63)                                       since 2000  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN SMALL CAP GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (51)       Trustee,     Trustee     President and Chief            81       Trustee/Director/Managing
1221 Avenue of the Americas   President    since       Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief    2000;       funds in the Fund                       in the Fund Complex.
                              Executive    President   Complex. Chairman,
                              Officer      and Chief   President, Chief
                                           Executive   Executive Officer and
                                           Officer     Director of the Adviser
                                           since 2002  and Van Kampen Advisors
                                                       Inc. since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

VAN KAMPEN SMALL CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (59)  Trustee      Trustee     Advisory Director of           83       Trustee/Director/Managing
1 Parkview Plaza                           since 2000  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (65)         Trustee      Trustee     Partner in the law firm        83       Trustee/Director/Managing
333 West Wacker Drive                      since 2000  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates. Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN SMALL CAP GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stefanie V. Chang (38)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Secretary            since 2003  Vice President and Secretary of funds in the Fund Complex.
New York, NY 10020

Amy R. Doberman (43)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                   and the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex as of August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

James W. Garrett (36)         Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Treasurer            since 2005  Chief Financial Officer and Treasurer of the Morgan Stanley
New York, NY 10020                                                 Institutional Funds since 2002 and funds in the Fund Complex since January 2005.

Joseph J. McAlinden (62)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020            Investment Officer                   Investment Management Inc. and Director of Morgan Stanley
                                                                   Trust for over 5 years. Executive Vice President and Chief
                                                                   Investment Officer of funds in the Fund Complex. Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc. since
                                                                   December 2002.

Ronald E. Robison (66)        Executive Vice           Officer     Executive Vice President and Principal Executive Officer of
1221 Avenue of the Americas   President and            since 2003  funds in the Fund Complex. Chief Executive Officer and
New York, NY 10020            Principal Executive                  Chairman of Investor Services. Managing Director of Morgan
                              Officer                              Stanley. Chief Administrative Officer, Managing Director and
                                                                   Director of Morgan Stanley Investment Advisors Inc., Morgan
                                                                   Stanley Services Company Inc. and Managing Director and
                                                                   Director of Morgan Stanley Distributors Inc. Chief Executive
                                                                   Officer and Director of Morgan Stanley Trust. Executive Vice
                                                                   President and Principal Executive Officer of the
                                                                   Institutional and Retail Morgan Stanley Funds; Director of
                                                                   Morgan Stanley SICAV; previously Chief Global Operations
                                                                   Officer and Managing Director of Morgan Stanley Investment
                                                                   Management Inc.

VAN KAMPEN SMALL CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

John L. Sullivan (49)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 2000  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management. Prior
                                                                   to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC. 147, 247, 347
SCG AR 5/05 RN05-01063P-Y03/05
                                                   (VAN KAMPEN INVESTMENTS LOGO)

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Value Opportunities Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/05

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the S&P 500/Barra Value Index and the S&P 500 Stock Index from 6/30/01 (first month-end after inception) through 3/31/05. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                    VAN KAMPEN VALUE
                                                   OPPORTUNITIES FUND       S&P 500 BARRA VALUE INDEX         S&P 500 INDEX
                                                   ------------------       -------------------------         -------------
6/01                                                       9425                       10000                       10000
                                                           7978                        8380                        8532
12/01                                                      8808                        9048                        9444
                                                           9386                        9170                        9471
                                                           8155                        8194                        8201
                                                           6485                        6519                        6785
12/02                                                      7361                        7166                        7358
                                                           7031                        6771                        7126
                                                           8501                        8046                        8223
                                                           9038                        8251                        8440
12/03                                                     10085                        9448                        9468
                                                          10426                        9764                        9628
                                                          10634                        9836                        9793
                                                          10804                        9939                        9610
12/04                                                     11822                       10925                       10497
3/05                                                      11793                       10661                       10271

Source for index data: Lipper Inc.

                                                                                                     I SHARES
                              A SHARES                  B SHARES                  C SHARES             SINCE
                           since 6/25/2001           since 6/25/2001           since 6/25/2001       3/24/2005
--------------------------------------------------------------------------------------------------------------
                                      W/MAX                     W/MAX                     W/MAX
AVERAGE ANNUAL         W/O SALES   5.75% SALES   W/O SALES   5.00% SALES   W/O SALES   1.00% SALES   W/O SALES
TOTAL RETURNS           CHARGES      CHARGES      CHARGES      CHARGES      CHARGES      CHARGES      CHARGES

Since Inception          6.59%        4.92%        5.80%        5.23%        5.80%        5.80%        1.49%

1-year                  13.12         6.63        12.30         7.30        12.30        11.30          n/a
--------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Figures shown above assume reinvestment of all dividends and capital gains.

The S&P 500/Barra Value Index is generally representative of the U.S. market for value stocks. The S&P 500 Stock Index is generally representative of the U.S. stock market. These indexes are unmanaged and do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2005

Van Kampen Value Opportunities Fund is managed by the adviser's Multi-Cap Value team.(1) Current members include B. Robert Baker, Jr., Jason S. Leder, and Kevin
C. Holt, Managing Directors of the Adviser.

MARKET CONDITIONS

The equity market saw generally solid performance for the 12 months ended March 31, 2005, although gains were not consistently strong during the period. Even though the Federal Open Market Committee raised the federal funds target rate a number of times over the 12 months, the market largely anticipated these changes and did not experience any major disruption. However, concerns did weigh on investor confidence early in the period, including apprehension about the possibility of terrorist attacks and anxiety related to the unfolding events in Iraq. Investors also worried about rising oil prices during the period, as well as the possibility of another protracted outcome to the U.S. presidential election.

Several of these concerns were alleviated as oil prices fell from their highs at the end of October and the presidential election came to a quick and decisive conclusion, setting the stage for a strong equities rally in November and December. Stock performance was further boosted during this time by a pickup in initial public offerings and several high-profile mergers and acquisitions. Although the successful election in Iraq and the upward revision of fourth-quarter gross domestic product numbers supported the market in early 2005, the period ended on a less-positive note as oil prices continued to rise in the final month and rising interest rates finally began to weigh on market performance.

During the period, the strongest-performing sectors within the S&P 500 Barra Value Index, one of the fund's benchmarks were, utilities and energy, while information technology and materials stocks lagged. Value stocks outperformed growth issues across the market capitalization spectrum.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

The fund returned 13.12 percent for the 12 months ended March 31, 2005 (Class A shares, unadjusted for sales charge). In comparison, the fund's benchmark indexes, the S&P 500 Barra Value Index and the S&P 500 Index, returned 9.24 percent and 6.69 percent, respectively, for the same period.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2005

-----------------------------------------------------------------------
                                    S&P 500 BARRA
      CLASS A   CLASS B   CLASS C    VALUE INDEX    S&P 500 INDEX

      13.12%    12.30%    12.30%        9.24%           6.69%
-----------------------------------------------------------------------

THE PERFORMANCE FOR THE THREE SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION AND INDEX DEFINITIONS.

Stocks from a variety of industries contributed positively to the fund's performance during the period, with positions in the financial and consumer discretionary sections playing a central role. Insurance holdings also contributed gains during the period. Here, the management team found stocks that met their valuation criteria, and the fund gained as the market came to recognize these stocks. Overall, however, the team found that many financials stocks were trading at valuations that they believed were unattractive, and the fund was underweight financials relative to the S&P 500 Barra Value Index. This bolstered the fund's performance relative to this index, as many financial stocks struggled in a rising-rate environment. Within the consumer discretionary sector, several individual companies contributed gains. In the energy sector, a number of oil drilling equipment and services names contributed to returns as oil prices remained elevated.

While these positions benefited the fund, others were less positive over the period under review. The fund's holdings within the materials sector hampered returns, due primarily to the weakening performance of several paper companies. While capacity additions have been modest, product prices did not increase as some had expected. Several of the fund's pharmaceutical holdings suffered during the period as a result of the high-profile withdrawal of drugs from the market.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the fund in the future.

TOP TEN HOLDINGS AS OF 3/31/05
GlaxoSmithKline PLC                                               4.1%
International Paper Co                                            4.1
Smurfit-Stone Container Corp                                      3.6
Verizon Communications, Inc                                       3.0
Scholastic Corp                                                   2.8
AMR Corp                                                          2.8
Freddie Mac                                                       2.7
SBC Communications, Inc                                           2.6
Halliburton Co                                                    2.5
Georgia-Pacific Corp                                              2.5

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/05
Pharmaceuticals                                                  10.6%
Paper Products                                                    7.5
Integrated Telecommunication Services                             7.3
Airlines                                                          4.8
Paper Packaging                                                   3.6
Broadcasting & Cable TV                                           3.6
Thrifts & Mortgage Finance                                        3.6
Packaged Foods                                                    3.0
Publishing                                                        2.8
Diversified Chemicals                                             2.5
Oil & Gas Equipment & Services                                    2.5
Health Care Facilities                                            2.4
Movies & Entertainment                                            2.3
Reinsurance                                                       2.1
Integrated Oil & Gas                                              2.1
Specialty Stores                                                  2.1
Health Care Distributors                                          2.0
Diversified Banks                                                 2.0
Multi-Utilities & Unregulated Power                               1.9
Multi-line Insurance                                              1.9
Household Products                                                1.8
Other Diversified Financial Services                              1.7
Aluminum                                                          1.7
Electric Utilities                                                1.7
Data Processing & Outsourcing Services                            1.6
Property & Casualty                                               1.3
Oil & Gas Drilling                                                1.3
Soft Drinks                                                       1.1
Asset Management & Custody Banks                                  1.1
Tobacco                                                           1.1
Brewers                                                           1.0
General Merchandise Stores                                        0.9
Apparel & Accessories                                             0.9
Leisure Products                                                  0.9
Apparel Retail                                                    0.8
Semiconductor Equipment                                           0.8
Electronic Manufacturing Services                                 0.7
Specialty Chemicals                                               0.7
Investment Banking & Brokerage                                    0.6
Photographic Products                                             0.6

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/05
                                       (continued from previous page)
Life & Health Insurance                                           0.5
Communications Equipment                                          0.1
                                                                -----
Total Long-Term Investments                                      93.6%
Short-Term Investments                                            7.5
Liabilities in Excess of Other Assets                            -1.1
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/04-3/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                BEGINNING         ENDING         EXPENSES PAID
                                              ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
                                              --------------------------------------------------
                                                 10/1/04          3/31/05       10/1/04-3/31/05
Class A
  Actual....................................    $1,000.00        $1,091.53           $ 7.30
  Hypothetical..............................     1,000.00         1,017.93             7.04
  (5% annual return before expenses)
Class B
  Actual....................................     1,000.00         1,088.08            11.19
  Hypothetical..............................     1,000.00         1,014.23            10.80
  (5% annual return before expenses)
Class C
  Actual....................................     1,000.00         1,078.08            11.14
  Hypothetical..............................     1,000.00         1,014.23            10.80
  (5% annual return before expenses)
Class I
  Actual....................................     1,000.00         1,014.93             0.26
  Hypothetical..............................     1,000.00         1,000.80             0.26
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.40%, 2.15%, 2.15%, and 1.08% for Class A, B, C, and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) for Class A, B and C Shares and 8/365 (since inception date) for Class I Shares.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN VALUE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  93.6%
AIRLINES  4.8%
AMR Corp. (a)...............................................   437,000    $  4,675,900
Continental Airlines, Inc., Class B (a).....................   285,600       3,438,624
                                                                          ------------
                                                                             8,114,524
                                                                          ------------
ALUMINUM  1.7%
Alcoa, Inc. ................................................    96,800       2,941,752
                                                                          ------------

APPAREL & ACCESSORIES  0.9%
Jones Apparel Group, Inc. ..................................    46,600       1,560,634
                                                                          ------------

APPAREL RETAIL  0.8%
Too, Inc. (a)...............................................    55,300       1,364,251
                                                                          ------------

ASSET MANAGEMENT & CUSTODY BANKS  1.1%
Bank of New York Co., Inc. .................................    63,000       1,830,150
                                                                          ------------

BREWERS  1.0%
Molson Coors Brewing Co., Class B...........................    22,100       1,705,457
                                                                          ------------

BROADCASTING & CABLE TV  3.6%
Clear Channel Communications, Inc. .........................   100,800       3,474,576
Liberty Media Corp., Class A (a)............................   249,500       2,587,315
                                                                          ------------
                                                                             6,061,891
                                                                          ------------
COMMUNICATIONS EQUIPMENT  0.1%
Nokia Corp.--ADR (Finland)..................................    16,250         250,737
                                                                          ------------

DATA PROCESSING & OUTSOURCING SERVICES  1.6%
Affiliated Computer Services, Inc., Class A (a).............    34,900       1,858,076
SunGard Data Systems, Inc. (a)..............................    25,400         876,300
                                                                          ------------
                                                                             2,734,376
                                                                          ------------
DIVERSIFIED BANKS  2.0%
Bank of America Corp. ......................................    76,400       3,369,240
                                                                          ------------

DIVERSIFIED CHEMICALS  2.5%
Dow Chemical Co. ...........................................    27,350       1,363,397
Du Pont (E.I.) de Nemours & Co. ............................    57,400       2,941,176
                                                                          ------------
                                                                             4,304,573
                                                                          ------------
ELECTRIC UTILITIES  1.7%
American Electric Power Co., Inc. ..........................    41,300       1,406,678
FirstEnergy Corp. ..........................................    36,500       1,531,175
                                                                          ------------
                                                                             2,937,853
                                                                          ------------
ELECTRONIC MANUFACTURING SERVICES  0.7%
Kemet Corp. (a).............................................   151,520       1,174,280
                                                                          ------------

GENERAL MERCHANDISE STORES  0.9%
Family Dollar Stores, Inc. .................................    51,700       1,569,612
                                                                          ------------

See Notes to Financial Statements                                              9

VAN KAMPEN VALUE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS  2.0%
AmerisourceBergen Corp. ....................................    60,000    $  3,437,400
                                                                          ------------

HEALTH CARE FACILITIES  2.4%
Triad Hospitals, Inc. (a)...................................    80,000       4,008,000
                                                                          ------------

HOUSEHOLD PRODUCTS  1.8%
Kimberly-Clark Corp. .......................................    45,700       3,003,861
                                                                          ------------

INTEGRATED OIL & GAS  2.1%
Petroleo Brasileiro SA--ADR (Brazil)........................    54,600       2,100,462
Total SA--ADR (France)......................................    12,200       1,430,206
                                                                          ------------
                                                                             3,530,668
                                                                          ------------
INTEGRATED TELECOMMUNICATION SERVICES  7.3%
SBC Communications, Inc. ...................................   188,300       4,460,827
Sprint Corp. ...............................................   121,430       2,762,533
Verizon Communications, Inc. ...............................   144,500       5,129,750
                                                                          ------------
                                                                            12,353,110
                                                                          ------------
INVESTMENT BANKING & BROKERAGE  0.6%
Merrill Lynch & Co., Inc. ..................................    17,100         967,860
                                                                          ------------

LEISURE PRODUCTS  0.9%
Mattel, Inc. ...............................................    71,100       1,517,985
                                                                          ------------

LIFE & HEALTH INSURANCE  0.5%
Torchmark Corp. ............................................    15,300         798,660
                                                                          ------------

MOVIES & ENTERTAINMENT  2.3%
Viacom, Inc., Class B.......................................    22,200         773,226
Walt Disney Co. ............................................   110,490       3,174,378
                                                                          ------------
                                                                             3,947,604
                                                                          ------------
MULTI-LINE INSURANCE  1.9%
American International Group, Inc. .........................    30,400       1,684,464
Genworth Financial, Inc., Class A...........................    55,500       1,527,360
                                                                          ------------
                                                                             3,211,824
                                                                          ------------
MULTI-UTILITIES & UNREGULATED POWER  1.9%
Constellation Energy Group, Inc. ...........................    25,200       1,302,840
Dominion Resources, Inc. ...................................    15,600       1,161,108
Public Service Enterprise Group, Inc. ......................    14,600         794,094
                                                                          ------------
                                                                             3,258,042
                                                                          ------------
OIL & GAS DRILLING  1.3%
GlobalSantaFe Corp. (Cayman Islands)........................    25,900         959,336
Rowan Companies, Inc. ......................................    41,100       1,230,123
                                                                          ------------
                                                                             2,189,459
                                                                          ------------
OIL & GAS EQUIPMENT & SERVICES  2.5%
Halliburton Co. ............................................    97,620       4,222,065
                                                                          ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN VALUE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES  1.7%
Citigroup, Inc. ............................................    65,600    $  2,948,064
                                                                          ------------

PACKAGED FOODS  3.0%
Kraft Foods, Inc. ..........................................    65,800       2,174,690
Unilever N.V. (Netherlands).................................    42,500       2,907,850
                                                                          ------------
                                                                             5,082,540
                                                                          ------------
PAPER PACKAGING  3.6%
Smurfit-Stone Container Corp. (a)...........................   395,700       6,121,479
                                                                          ------------

PAPER PRODUCTS  7.5%
Georgia-Pacific Corp. ......................................   118,220       4,195,628
International Paper Co. ....................................   186,500       6,861,335
Neenah Paper, Inc. .........................................    47,427       1,594,496
                                                                          ------------
                                                                            12,651,459
                                                                          ------------
PHARMACEUTICALS  10.6%
Bristol-Myers Squibb Co. ...................................   155,500       3,959,030
GlaxoSmithKline PLC--ADR (United Kingdom)...................   151,000       6,933,920
Pfizer, Inc. ...............................................    60,280       1,583,556
Roche Holdings, Inc.--ADR (Switzerland).....................    32,000       1,720,950
Watson Pharmaceuticals, Inc. (a)............................    67,200       2,065,056
Wyeth, Inc. ................................................    41,030       1,730,645
                                                                          ------------
                                                                            17,993,157
                                                                          ------------
PHOTOGRAPHIC PRODUCTS  0.6%
Eastman Kodak Co. ..........................................    29,400         956,970
                                                                          ------------

PROPERTY & CASUALTY  1.4%
Chubb Corp. ................................................    13,700       1,085,999
MBIA, Inc. .................................................    22,900       1,197,212
                                                                          ------------
                                                                             2,283,211
                                                                          ------------
PUBLISHING  2.8%
Scholastic Corp. (a)........................................   129,200       4,766,188
                                                                          ------------

REINSURANCE  2.1%
Arch Capital Group, Ltd. (Bermuda) (a)......................    66,000       2,642,640
RenaissanceRe Holdings, Ltd. (Bermuda)......................    19,500         910,650
                                                                          ------------
                                                                             3,553,290
                                                                          ------------
SEMICONDUCTOR EQUIPMENT  0.8%
Credence Systems Corp. (a)..................................   164,600       1,301,986
                                                                          ------------

SOFT DRINKS  1.1%
Coca-Cola Co. ..............................................    46,400       1,933,488
                                                                          ------------

SPECIALTY CHEMICALS  0.7%
Rohm & Haas Co. ............................................    23,200       1,113,600
                                                                          ------------

See Notes to Financial Statements                                             11

VAN KAMPEN VALUE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
xSPECIALTY STORES  2.1%
Linens N Things, Inc. (a)...................................   141,300    $  3,508,479
                                                                          ------------

THRIFTS & MORTGAGE FINANCE  3.6%
Fannie Mae..................................................    25,600       1,393,920
Freddie Mac.................................................    73,120       4,621,184
                                                                          ------------
                                                                             6,015,104
                                                                          ------------
TOBACCO  1.1%
Altria Group, Inc. .........................................    27,500       1,798,225
                                                                          ------------

TOTAL LONG-TERM INVESTMENTS  93.6%
  (Cost $145,723,706)..................................................    158,393,108

REPURCHASE AGREEMENT  7.5%
Bank of America Securities LLC ($12,687,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.75%, dated 03/31/05, to be sold on 04/01/05 at $12,687,969)........     12,687,000
                                                                          ------------
  (Cost $12,687,000)

TOTAL INVESTMENTS  101.1%
  (Cost $158,410,706)..................................................    171,080,108
LIABILITIES IN EXCESS OF OTHER ASSETS  (1.1%)..........................     (1,942,677)
                                                                          ------------

NET ASSETS  100.0%.....................................................   $169,137,431
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 12                                            See Notes to Financial Statements

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2005

ASSETS:
Total Investments (Cost $158,410,706).......................  $171,080,108
Receivables:
  Fund Shares Sold..........................................       973,100
  Dividends.................................................       252,185
  Interest..................................................           969
Other.......................................................        22,524
                                                              ------------
    Total Assets............................................   172,328,886
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     2,248,467
  Fund Shares Repurchased...................................       361,860
  Custodian Bank............................................       199,951
  Distributor and Affiliates................................       141,244
  Investment Advisory Fee...................................       105,378
Accrued Expenses............................................        88,465
Trustees' Deferred Compensation and Retirement Plans........        46,090
                                                              ------------
    Total Liabilities.......................................     3,191,455
                                                              ------------
NET ASSETS..................................................  $169,137,431
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $149,361,064
Net Unrealized Appreciation.................................    12,669,402
Accumulated Net Realized Gain...............................     7,014,393
Accumulated Undistributed Net Investment Income.............        92,572
                                                              ------------
NET ASSETS..................................................  $169,137,431
                                                              ============
NET ASSET VALUE PER COMMON SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $105,834,864 and 8,644,230 shares of
    beneficial interest issued and outstanding).............  $      12.24
    Maximum sales charge (5.75%* of offering price).........           .75
                                                              ------------
    Maximum offering price to public........................  $      12.99
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $34,463,541 and 2,855,021 shares of
    beneficial interest issued and outstanding).............  $      12.07
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $27,914,592 and 2,312,564 shares of
    beneficial interest issued and outstanding).............  $      12.07
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $924,434 and 75,523 shares of beneficial
    interest issued and outstanding)........................  $      12.24
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             13

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2005

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $46,054).....  $ 2,230,978
Interest....................................................      239,665
                                                              -----------
    Total Income............................................    2,470,643
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      946,760
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, C and I of $186,460, $288,508, $223,510 and $0,
  respectively).............................................      698,478
Shareholder Services........................................      255,513
Legal.......................................................       38,090
Trustees' Fees and Related Expenses.........................       21,112
Custody.....................................................       20,427
Other.......................................................      186,911
                                                              -----------
    Total Expenses..........................................    2,167,291
    Less Credits Earned on Cash Balances....................        3,077
                                                              -----------
    Net Expenses............................................    2,164,214
                                                              -----------
NET INVESTMENT INCOME.......................................  $   306,429
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $11,548,030
  Foreign Currency Transactions.............................           79
                                                              -----------
Net Realized Gain...........................................   11,548,109
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    8,541,385
  End of the Period.........................................   12,669,402
                                                              -----------
Net Unrealized Appreciation During the Period...............    4,128,017
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $15,676,126
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $15,982,555
                                                              ===========

 14                                            See Notes to Financial Statements

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE            FOR THE
                                                              YEAR ENDED        YEAR ENDED
                                                            MARCH 31, 2005    MARCH 31, 2004
                                                            ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.....................................   $    306,429       $    40,953
Net Realized Gain.........................................     11,548,109         4,417,163
Net Unrealized Appreciation During the Period.............      4,128,017        10,863,732
                                                             ------------       -----------
Change in Net Assets from Operations......................     15,982,555        15,321,848
                                                             ------------       -----------

Distributions from Net Investment Income:
  Class A Shares..........................................       (226,099)          (79,405)
  Class B Shares..........................................            -0-               -0-
  Class C Shares..........................................            -0-               -0-
  Class I Shares..........................................            -0-               -0-
                                                             ------------       -----------
                                                                 (226,099)          (79,405)
                                                             ------------       -----------

Distributions from Net Realized Gain:
  Class A Shares..........................................     (1,353,716)              -0-
  Class B Shares..........................................       (521,274)              -0-
  Class C Shares..........................................       (399,565)              -0-
  Class I Shares..........................................            -0-               -0-
                                                             ------------       -----------
                                                               (2,274,555)              -0-
                                                             ------------       -----------
Total Distributions.......................................     (2,500,654)          (79,405)
                                                             ------------       -----------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.......     13,481,901        15,242,443
                                                             ------------       -----------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.................................     82,611,858        61,489,607
Net Asset Value of Shares Issued Through Dividend
  Reinvestment............................................      2,276,427            70,499
Cost of Shares Repurchased................................    (23,583,037)       (9,498,608)
                                                             ------------       -----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS........     61,305,248        52,061,498
                                                             ------------       -----------
TOTAL INCREASE IN NET ASSETS..............................     74,787,149        67,303,941
NET ASSETS:
Beginning of the Period...................................     94,350,282        27,046,341
                                                             ------------       -----------
End of the Period (Including accumulated undistributed net
  investment income of $92,572 and $12,386,
  respectively)...........................................   $169,137,431       $94,350,282
                                                             ============       ===========

See Notes to Financial Statements                                             15

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.


                                                                             JUNE 25, 2001
                                                                             (COMMENCEMENT
                                                  YEAR ENDED MARCH 31,       OF INVESTMENT
CLASS A SHARES                                 ---------------------------   OPERATIONS) TO
                                                2005      2004      2003     MARCH 31, 2002
                                               --------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $11.02    $ 7.46    $ 10.06       $10.00
                                               ------    ------    -------       ------
  Net Investment Income (a)..................     .06       .06        .05          .04
  Net Realized and Unrealized Gain/Loss......    1.38      3.54      (2.57)         .07
                                               ------    ------    -------       ------
Total from Investment Operations.............    1.44      3.60      (2.52)         .11
                                               ------    ------    -------       ------
Less:
  Distributions from Net Investment Income...     .03       .04        .03          .05
  Distributions from Net Realized Gain.......     .19       -0-        .05          -0-
                                               ------    ------    -------       ------
Total Distributions..........................     .22       .04        .08          .05
                                               ------    ------    -------       ------
NET ASSET VALUE, END OF THE PERIOD...........  $12.24    $11.02    $  7.46       $10.06
                                               ======    ======    =======       ======

Total Return* (b)............................  13.12%    48.29%    -25.09%        1.19%**
Net Assets at End of the Period (In
  millions)..................................  $105.8    $ 52.4    $   7.4       $  8.2
Ratio of Expenses to Average Net Assets*
  (c)........................................   1.41%     1.45%      1.46%        1.45%
Ratio of Net Investment Income to Average Net
  Assets*....................................    .55%      .57%       .67%         .46%
Portfolio Turnover...........................     46%       61%        70%          64%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets
     (c).....................................     N/A     1.71%      2.11%        2.96%
   Ratio of Net Investment Income/Loss to
     Average Net Assets......................     N/A      .31%       .02%       (1.05%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total return would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended March 31, 2003.

 16                                            See Notes to Financial Statements

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                              JUNE 25, 2001
                                                                              (COMMENCEMENT
                                                   YEAR ENDED MARCH 31,       OF INVESTMENT
CLASS B SHARES                                  ---------------------------   OPERATIONS) TO
                                                 2005      2004      2003     MARCH 31, 2002
                                                --------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD......  $10.92    $ 7.41    $ 10.05       $10.00
                                                ------    ------    -------       ------
  Net Investment Loss (a).....................    (.02)     (.02)      (.01)        (.02)
  Net Realized and Unrealized Gain/Loss.......    1.36      3.53      (2.58)         .09
                                                ------    ------    -------       ------
Total from Investment Operations..............    1.34      3.51      (2.59)         .07
                                                ------    ------    -------       ------
Less:
  Distributions from Net Investment Income....     -0-       -0-        -0-          .02
  Distributions from Net Realized Gain........     .19       -0-        .05          -0-
                                                ------    ------    -------       ------
Total Distributions...........................     .19       -0-        .05          .02
                                                ------    ------    -------       ------
NET ASSET VALUE, END OF THE PERIOD............  $12.07    $10.92    $  7.41       $10.05
                                                ======    ======    =======       ======

Total Return* (b).............................  12.30%    47.37%    -25.75%        0.63%**
Net Assets at End of the Period (In
  millions)...................................  $ 34.5    $ 24.2    $  13.6       $ 21.1
Ratio of Expenses to Average Net Assets*
  (c).........................................   2.17%     2.20%      2.21%        2.20%
Ratio of Net Investment Loss to Average Net
  Assets*.....................................   (.21%)    (.25%)     (.09%)       (.29%)
Portfolio Turnover............................     46%       61%        70%          64%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets
     (c)......................................     N/A     2.46%      2.86%        3.71%
   Ratio of Net Investment Loss to Average Net
     Assets...................................     N/A     (.51%)     (.74%)      (1.80%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total return would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended March 31, 2003.

See Notes to Financial Statements                                             17

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                             JUNE 25, 2001
                                                                             (COMMENCEMENT
                                                  YEAR ENDED MARCH 31,       OF INVESTMENT
CLASS C SHARES                                 ---------------------------   OPERATIONS) TO
                                                2005      2004      2003     MARCH 31, 2002
                                               --------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $10.92    $ 7.41    $ 10.05       $10.00
                                               ------    ------    -------       ------
  Net Investment Loss (a)....................    (.02)     (.02)       -0-         (.02)
  Net Realized and Unrealized Gain/Loss......    1.36      3.53      (2.59)         .09
                                               ------    ------    -------       ------
Total from Investment Operations.............    1.34      3.51      (2.59)         .07
                                               ------    ------    -------       ------
Less:
  Distributions from Net Investment Income...     -0-       -0-        -0-          .02
  Distributions from Net Realized Gain.......     .19       -0-        .05          -0-
                                               ------    ------    -------       ------
Total Distributions..........................     .19       -0-        .05          .02
                                               ------    ------    -------       ------
NET ASSET VALUE, END OF THE PERIOD...........  $12.07    $10.92    $  7.41       $10.05
                                               ======    ======    =======       ======

Total Return* (b)............................  12.30%    47.37%    -25.75%        0.63%**
Net Assets at End of the Period (In
  millions)..................................  $ 27.9    $ 17.8    $   6.1       $  4.3
Ratio of Expenses to Average Net Assets*
  (c)........................................   2.17%     2.20%      2.21%        2.20%
Ratio of Net Investment Loss to Average Net
  Assets*....................................   (.21%)    (.23%)     (.09%)       (.26%)
Portfolio Turnover...........................     46%       61%        70%          64%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets
     (c).....................................     N/A     2.46%      2.86%        3.71%
   Ratio of Net Investment Loss to Average
     Net Assets..............................     N/A     (.49%)     (.74%)      (1.77%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended March 31, 2003.

 18                                            See Notes to Financial Statements

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             MARCH 24, 2005
                                                             (COMMENCEMENT
                                                             OF INVESTMENT
CLASS I SHARES                                               OPERATIONS) TO
                                                             MARCH 31, 2005
                                                             --------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................     $12.06
                                                                 ------
  Net Investment Income.....................................        -0-(a)
  Net Realized and Unrealized Gain..........................        .18
                                                                 ------
NET ASSET VALUE, END OF THE PERIOD..........................     $12.24
                                                                 ======

Total Return................................................      1.49%**
Net Assets at End of the Period (In thousands)..............     $924.4
Ratio of Expenses to Average Net Assets.....................      1.08%
Ratio of Net Investment Income to Average Net Assets........       .97%
Portfolio Turnover..........................................        46%

**  Non-Annualized

(a) Amount is less than $.01.

See Notes to Financial Statements                                             19

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Value Opportunities Fund (the "Fund") is organized as a separate diversified series of the Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a diversified, open-end investment management company under the Investment Company Act of 1940 (the "1940 Act"), as amended. Prior to March 31, 2005, the Fund had been classified as a non-diversified series of the Van Kampen Equity Trust. The Fund's investment objective is to seek capital growth and income. The Fund commenced investment operations on June 25, 2001 with three classes of common shares: Class A, Class B and Class C. The distribution of the Fund's Class I Shares commenced on March 24, 2005.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked price. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At March 31, 2005, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $158,600,847
                                                              ============
Gross tax unrealized appreciation...........................  $ 16,907,413
Gross tax unrealized depreciation...........................    (4,428,152)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 12,479,261
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended March 31, 2005 and 2004 was as follows:

                                                                 2005        2004
Distributions paid from:
  Ordinary Income...........................................  $  226,099    $79,405
  Long-term capital gain....................................   2,274,555        -0-
                                                              ----------    -------
                                                              $2,500,654    $79,405
                                                              ==========    =======

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book and tax difference relating to the Fund's investment in other regulated investment companies totaling $223 was reclassified from accumulated undistributed net investment income to net realized gain. Also, a permanent book and tax difference relating to the recognition of net realized gains on foreign currency transactions totaling $79 was reclassified from accumulated net realized gain to accumulated undistributed net investment income.

    As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $2,166,339
Undistributed long-term capital gain........................  $5,176,986

    Net realized gains and losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended March 31, 2005, the Fund's custody fee was reduced by $3,077 as a result of credits earned on cash balances.

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser provides investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     0.750
Next $500 million...........................................     0.700
Over $1 billion.............................................     0.650

    No fees have been waived for the year ended March 31, 2005. The Adviser has agreed to waive all expenses in excess of 1.45% of Class A average net assets, 2.20% of Class B average net assets, 2.20% of Class C average net assets, and 1.20% of Class I average net assets. This waiver is voluntary and can be discontinued at any time.

    For the year ended March 31, 2005, the Fund recognized expenses of approximately $18,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended March 31, 2005, the Fund recognized expenses of approximately $36,800 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2005, the Fund recognized expenses of approximately $213,400, representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $19,337 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended March 31, 2005, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $19,070.

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

3. CAPITAL TRANSACTIONS

At March 31, 2005, capital aggregated $94,807,634, $30,330,111, $23,312,511 and
$910,808 for Classes A, B, C, and I respectively. For the year ended March 31, 2005, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   4,935,656    $ 57,227,805
  Class B...................................................   1,119,784      12,819,150
  Class C...................................................   1,018,566      11,654,095
  Class I...................................................      75,523         910,808
                                                              ----------    ------------
Total Sales.................................................   7,149,529    $ 82,611,858
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................     123,968    $  1,477,691
  Class B...................................................      41,314         486,683
  Class C...................................................      26,490         312,053
  Class I...................................................         -0-             -0-
                                                              ----------    ------------
Total Dividend Reinvestment.................................     191,772    $  2,276,427
                                                              ==========    ============
Repurchases:
  Class A...................................................  (1,167,850)   $(13,472,270)
  Class B...................................................    (517,504)     (5,940,817)
  Class C...................................................    (361,986)     (4,169,950)
  Class I...................................................         -0-             -0-
                                                              ----------    ------------
Total Repurchases...........................................  (2,047,340)   $(23,583,037)
                                                              ==========    ============

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

    At March 31, 2004, capital aggregated $49,574,408, $22,965,095 and
$15,516,313 for Classes A, B, and C, respectively. For the year ended March 31, 2004, transactions were as follows:

                                                               SHARES         VALUE
Sales:
  Class A...................................................  4,143,916    $43,786,256
  Class B...................................................    784,400      7,972,615
  Class C...................................................    982,235      9,730,736
                                                              ---------    -----------
Total Sales.................................................  5,910,551    $61,489,607
                                                              =========    ===========
Dividend Reinvestment:
  Class A...................................................      6,891    $    70,499
  Class B...................................................        -0-            -0-
  Class C...................................................        -0-            -0-
                                                              ---------    -----------
Total Dividend Reinvestment.................................      6,891    $    70,499
                                                              =========    ===========
Repurchases:
  Class A...................................................   (391,546)   $(3,976,402)
  Class B...................................................   (405,571)    (3,850,883)
  Class C...................................................   (170,552)    (1,671,323)
                                                              ---------    -----------
Total Repurchases...........................................   (967,669)   $(9,498,608)
                                                              =========    ===========

    Class B Shares and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. For the years ended March 31, 2005 and 2004, 52,018 and 0 Class B Shares converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares do not possess a conversion feature. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and Class C Shares will be imposed on most redemptions made within five years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and After.............................................    None               None

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

    For the year ended March 31, 2005, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $105,200 and CDSC on redeemed shares of approximately $73,100. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $114,802,014 and $52,463,430, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares, and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each for Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $746,700 and $26,300 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended March 31, 2005 are payments retained by Van Kampen of approximately $319,200 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $79,000.

6. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2005 continued

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative compliant that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between parties, that plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN VALUE OPPORTUNITIES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Value
Opportunities Fund:

    We have audited the accompanying statement of assets and liabilities of Van Kampen Value Opportunities Fund (the "Fund"), including the portfolio of investments, as of March 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from June 25, 2001 (commencement of operations) to March 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Value Opportunities Fund at March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from June 25, 2001 (commencement of operations) to March 31, 2002 in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
May 9, 2005

VAN KAMPEN VALUE OPPORTUNITIES FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN* - President and Chief
Executive Officer
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
Executive Vice President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947
CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended March 31, 2005. For corporate shareholders, 83% of the distributions qualify for the dividends received deduction. The Fund designated and paid $2,274,555 as a long-term capital gain distribution. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum of $226,099 as taxed at a maximum of 15%. In January, the Fund provides tax information to the shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN VALUE OPPORTUNITIES FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (59)            Trustee      Trustee     Chairman and Chief             83       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

Jerry D. Choate (66)          Trustee      Trustee     Prior to January 1999,         81       Trustee/Director/Managing
33971 Selva Road                           since 2001  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

VAN KAMPEN VALUE OPPORTUNITIES FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (64)             Trustee      Trustee     President of CAC, L.L.C.,      83       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Stericycle,
San Diego, CA 92122-6223                               advisory services. Prior                Inc., Ventana Medical
                                                       to February 2001, Vice                  Systems, Inc., and GATX
                                                       Chairman and Director of                Corporation, and Trustee
                                                       Anixter International,                  of The Scripps Research
                                                       Inc., a global                          Institute and the
                                                       distributor of wire,                    University of Chicago
                                                       cable and communications                Hospitals and Health
                                                       connectivity products.                  Systems. Prior to April
                                                       Prior to July 2000,                     2004, Director of
                                                       Managing Partner of                     TheraSense, Inc. Prior to
                                                       Equity Group Corporate                  January 2004, Director of
                                                       Investment (EGI), a                     TeleTech Holdings Inc.
                                                       company that makes                      and Arris Group, Inc.
                                                       private investments in                  Prior to May 2002,
                                                       other companies.                        Director of Peregrine
                                                                                               Systems Inc. Prior to
                                                                                               February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).


VAN KAMPEN VALUE OPPORTUNITIES FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (56)       Trustee      Trustee     Managing Partner of            81       Trustee/Director/Managing
Heidrick & Struggles                       since 2001  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

R. Craig Kennedy (53)         Trustee      Trustee     Director and President of      81       Trustee/Director/Managing
1744 R Street, NW                          since 2001  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (69)            Trustee      Trustee     Prior to 1998, President       83       Trustee/Director/Managing
736 North Western Avenue                   since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

VAN KAMPEN VALUE OPPORTUNITIES FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (69)           Trustee      Trustee     President of Nelson            81       Trustee/Director/Managing
423 Country Club Drive                     since 2001  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (64)     Trustee      Trustee     President Emeritus and         83       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           81       Trustee/Director/Managing
(63)                                       since 2001  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN VALUE OPPORTUNITIES FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (51)       Trustee,     Trustee     President and Chief            81       Trustee/Director/Managing
1221 Avenue of the Americas   President    since       Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief    2001;       funds in the Fund                       in the Fund Complex.
                              Executive    President   Complex. Chairman,
                              Officer      and Chief   President, Chief
                                           Executive   Executive Officer and
                                           Officer     Director of the Adviser
                                           since 2002  and Van Kampen Advisors
                                                       Inc. since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

VAN KAMPEN VALUE OPPORTUNITIES FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (59)  Trustee      Trustee     Advisory Director of           83       Trustee/Director/Managing
1 Parkview Plaza                           since 2001  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (65)         Trustee      Trustee     Partner in the law firm        83       Trustee/Director/Managing
333 West Wacker Drive                      since 2001  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates. Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN VALUE OPPORTUNITIES FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stefanie V. Chang (38)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Secretary            since 2003  Vice President and Secretary of funds in the Fund Complex.
New York, NY 10020

Amy R. Doberman (43)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                   and the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex as of August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

James W. Garrett (36)         Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Treasurer            since 2005  Chief Financial Officer and Treasurer of the Morgan Stanley
New York, NY 10020                                                 Institutional Funds since 2002 and funds in the Fund Complex since January 2005.

Joseph J. McAlinden (62)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020            Investment Officer                   Investment Management Inc. and Director of Morgan Stanley
                                                                   Trust for over 5 years. Executive Vice President and Chief
                                                                   Investment Officer of funds in the Fund Complex. Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc. since
                                                                   December 2002.

Ronald E. Robison (66)        Executive Vice           Officer     Executive Vice President and Principal Executive Officer of
1221 Avenue of the Americas   President and            since 2003  funds in the Fund Complex. Chief Executive Officer and
New York, NY 10020            Principal Executive                  Chairman of Investor Services. Managing Director of Morgan
                              Officer                              Stanley. Chief Administrative Officer, Managing Director and
                                                                   Director of Morgan Stanley Investment Advisors Inc., Morgan
                                                                   Stanley Services Company Inc. and Managing Director and
                                                                   Director of Morgan Stanley Distributors Inc. Chief Executive
                                                                   Officer and Director of Morgan Stanley Trust. Executive Vice
                                                                   President and Principal Executive Officer of the
                                                                   Institutional and Retail Morgan Stanley Funds; Director of
                                                                   Morgan Stanley SICAV; previously Chief Global Operations
                                                                   Officer and Managing Director of Morgan Stanley Investment
                                                                   Management Inc.

VAN KAMPEN VALUE OPPORTUNITIES FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

John L. Sullivan (49)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 2001  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management. Prior
                                                                   to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC. 37, 157, 257
OPP ANR 5/05 RN05-01062P-Y03/05
                                                   (VAN KAMPEN INVESTMENTS LOGO)

Item 2.  Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c) The Trust has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Further, due to personnel changes at the Adviser, the list of Covered Officers set forth in Exhibit B and the General Counsel designee to whom questions about the application of the Code should be referred in Exhibit C were amended during the period. Exhibit B was then amended again in March 2005. Both editions of Exhibit B are attached.

(d)      Not applicable.

(e)      Not applicable.

(f)

         (1)      The Trust's Code of Ethics is attached hereto as Exhibit 11A.

         (2)      Not applicable.

         (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

           2005

                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES.........................           $173,000              N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES............           $0                    $150,000(2)
                   TAX FEES......................           $10,500(3)            $100,829(4)
                   ALL OTHER FEES................           $0                    $104,000(5)
              TOTAL NON-AUDIT FEES...............           $10,500               $354,829

              TOTAL..............................           $183,500              $354,829


           2004

                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES.........................           $151,410              N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES............           $0                    $93,000(2)
                   TAX FEES......................           $9,590(3)             $70,314(4)
                   ALL OTHER FEES................           $0                    $292,760(6)
              TOTAL NON-AUDIT FEES...............           $9,590                $456,074

              TOTAL..............................           $161,000              $456,074

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

              (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

              (4) Tax Fees represent tax advice services provided to Covered
                  Entities, including research and identification of PFIC entities.

              (5) All Other Fees represent attestation services provided in connection with performance presentation standards.

              (6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

               AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)


1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

------------------------------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.
(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).


6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

         A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.


7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).


8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:


        -  Van Kampen Investments Inc.
        -  Van Kampen Asset Management
        -  Van Kampen Advisors Inc.
        -  Van Kampen Funds Inc.
        -  Van Kampen Investor Services Inc.
        -  Morgan Stanley Investment Management Inc.
        -  Morgan Stanley Trust Company
        -  Morgan Stanley Investment Management Ltd.
        -  Morgan Stanley Investment Management Company
        -  Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f)    Not applicable.

(g)    See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Craig Kennedy, Jerry Choate, Rod Dammeyer.

(b) Not applicable.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Equity Trust

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

By:  /s/ James W. Garrett
     --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 19, 2005